UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for 11 of its series, Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund, Wells Fargo Advantage Dow Jones Target 2055 Fund. Each series had a February 28 fiscal year end.

Date of reporting period: August 31, 2013

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage Dow Jones Target Date FundsSM

Semi-Annual Report

August 31, 2013

■	Wells Fargo Advantage Dow Jones Target Today FundSM

■	Wells Fargo Advantage Dow Jones Target 2010 FundSM

■	Wells Fargo Advantage Dow Jones Target 2015 FundSM

■	Wells Fargo Advantage Dow Jones Target 2020 FundSM

■	Wells Fargo Advantage Dow Jones Target 2025 FundSM

■	Wells Fargo Advantage Dow Jones Target 2030 FundSM

■	Wells Fargo Advantage Dow Jones Target 2035 FundSM

■	Wells Fargo Advantage Dow Jones Target 2040 FundSM

■	Wells Fargo Advantage Dow Jones Target 2045 FundSM

■	Wells Fargo Advantage Dow Jones Target 2050 FundSM

■	Wells Fargo Advantage Dow Jones Target 2055 FundSM

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of August 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $229 billion in assets under management, as of August 31, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Dow Jones Target Date Funds	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The past six months were marked by modest U.S. economic growth, accommodative monetary policies, and indications of better economic growth from the eurozone.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Dow Jones Target Date FundsSM for the six-month period that ended August 31, 2013. The past six months were marked by modest U.S. economic growth, accommodative monetary policies, and indications of better economic growth from the eurozone. In this environment, U.S. equities advanced, while bonds generally had negative results due to interest rates moving higher.

Economic growth continued to advance modestly.

Economic news generally improved during the period. The good news from the past six months was that the U.S. economy advanced, with signs of sustainable economic growth appearing in improved housing data and labor statistics, including a steadily declining unemployment rate. The economy was held back by the effects of the federal sequester, or automatic spending cuts, and little improvement in household income expectations.

Global economic growth improved in Europe and varied elsewhere. The eurozone produced a positive gross domestic product report, a welcome change from its sustained recession. China’s economic growth appeared to stabilize. Other emerging markets, however, faced slower economic growth and financial-market fallout from the prospect of the U.S. Federal Reserve (Fed) scaling back its quantitative easing program.

All eyes were on the Fed.

Announcements following each Federal Open Market Committee (FOMC) meeting reaffirmed the Fed’s commitment to a highly accommodative monetary policy. However, Fed Chairman Ben Bernanke’s comments on June 19, 2013, after the previous day’s FOMC meeting, roiled the bond markets by indicating that tapering of its bond-buying program could begin later this year and that it could end as soon as mid-2014. As a result, long-term U.S. interest rates rose by more than 100 basis points (bps; 100 bps equals 1.00%), while short-term rates remained ultra low.

Financial market results were mixed.

With continued economic growth as a tailwind and fewer political uncertainties in the six-month period that ended August 31, 2013, U.S. equities, as measured by the Russell 3000® Index1, rose 9.4%. Meanwhile, non-U.S. equities, as measured by the Morgan Stanley Capital International All Country World Ex. USA Index (Gross)2, were little changed. Given investor expectations for the Fed to scale back its quantitative easing program and a subsequent rise in interest rates, investment-grade bonds, as measured by the Barclays U.S. Aggregate Bond Index3, declined 2.6%.

Our target date funds reflected the broader financial-market movements, as expected.

Our target date series is passively managed across nine equity and four fixed-income asset allocations. Longer-dated funds, for those with investors

1.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

2.	The Morgan Stanley Capital International All Country World Ex. USA (MSCI ACWI Ex. USA) Index (Gross) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the United States. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

3.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	3

planning to retire further into the future, are more heavily weighted in equity allocations. These funds tended to do best over the past six months, reflecting positive equity returns. Shorter-dated funds for those investors near or in retirement experienced lower or slightly negative results due to their higher allocation to bonds, which had negative performance as the result of rising interest rates. The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed-income exposure. The principal value is not guaranteed at any time, including at the target date.

We believe our strategy offers the appropriate risk/return trade-off to help plan participants reach their retirement goals. The most important thing we can do for investors near or in retirement is to protect them from devastating losses that cannot be recouped. For investors with longer time horizons, our funds offer attractive upside potential within their investments across diverse asset classes.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We believe our strategy offers the appropriate risk/return trade-off to help plan participants reach their retirement goals.

4	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Wells Fargo Advantage Dow Jones Target Date Funds1

Investment objective

Each Fund’s objective is to approximate, before fees and

expenses, the total return of the appropriate Dow Jones

Target Date Index as specified in the following table:

Wells Fargo Advantage Dow Jones Target Date Funds	Corresponding Dow Jones Target Date Index
Target Today Fund	Dow Jones Target Today Index
Target 2010 Fund	Dow Jones Target 2010 Index
Target 2015 Fund	Dow Jones Target 2015 Index
Target 2020 Fund	Dow Jones Target 2020 Index
Target 2025 Fund	Dow Jones Target 2025 Index
Target 2030 Fund	Dow Jones Target 2030 Index
Target 2035 Fund	Dow Jones Target 2035 Index
Target 2040 Fund	Dow Jones Target 2040 Index
Target 2045 Fund	Dow Jones Target 2045 Index
Target 2050 Fund	Dow Jones Target 2050 Index
Target 2055 Fund	Dow Jones Target 2055 Index

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Global Index Advisors, Inc.

Portfolio managers

Rodney H. Alldredge

James P. Lauder

Paul T. Torregrosa, Ph.D.

The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). These Funds are exposed to foreign investment risk, mortgage- and asset-backed securities risk, smaller-company investment risk, and allocation methodology risk (risk that the allocation methodology of the Dow Jones Target Date Index, whose total returns the Funds seek to approximate, before fees and expenses, will not meet an investor’s goals). Consult the prospectus for additional information on these and other risks.

Please see footnotes on page 17.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	5

Target Today Fund

Average annual total returns2 (%) as of August 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STWRX)	3-1-1994	(6.91)	2.92	3.66	(1.27)	4.15	4.27	1.08	0.81
Class B (WFOKX)*	8-1-1998	(7.01)	3.01	3.72	(2.01)	3.37	3.72	1.83	1.56
Class C (WFODX)	12-1-1998	(2.97)	3.35	3.49	(1.97)	3.35	3.49	1.83	1.56
Class R (WFRRX)	6-28-2013	–	–	–	(1.35)	4.08	4.24	1.33	1.06
Class R4 (WOTRX)	11-30-2012	–	–	–	(0.68)	4.68	4.80	0.75	0.45
Class R6 (WOTDX)**	6-30-2004	–	–	–	(0.68)	4.68	4.79	0.60	0.30
Administrator Class (WFLOX)	11-8-1999	–	–	–	(1.01)	4.33	4.52	0.92	0.65
Investor Class (WFBTX)	1-31-2007	–	–	–	(1.19)	4.28	4.48	1.14	0.86
Dow Jones Target Today Index[5]	–	–	–	–	(0.21)	5.17	5.38	–	–
Russell 3000® Index[6]	–	–	–	–	20.32	7.63	7.60	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	(2.47)	4.93	4.77	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
**	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 17.

6	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2010 Fund

Average annual total returns8 (%) as of August 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STNRX)	3-1-1994	(5.69)	2.62	3.97	0.10	3.85	4.59	1.08	0.83
Class B (SPTBX)*	3-1-1997	(5.60)	2.73	4.04	(0.60)	3.09	4.04	1.83	1.58
Class C (WFOCX)	12-1-1998	(1.68)	3.08	3.81	(0.68)	3.08	3.81	1.83	1.58
Class R (WFARX)	6-28-2013	–	–	–	(0.06)	3.77	4.55	1.33	1.08
Class R4 (WFORX)	11-30-2012	–	–	–	0.50	4.38	5.09	0.75	0.47
Class R6 (WFOAX)**	6-30-2004	–	–	–	0.60	4.40	5.10	0.60	0.32
Administrator Class (WFLGX)	11-8-1999	–	–	–	0.26	4.04	4.84	0.92	0.67
Investor Class (WFCTX)	1-31-2007	–	–	–	0.15	3.99	4.80	1.14	0.88
Dow Jones Target 2010 Index[5]	–	–	–	–	1.17	4.86	6.15	–	–
Russell 3000® Index[6]	–	–	–	–	20.32	7.63	7.60	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	(2.47)	4.93	4.77	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
**	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 17.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	7

Target 2015 Fund

Average annual total returns9 (%) as of August 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[4]
Class A (WFACX)	11-30-2012	(3.45)	2.98	2.13	2.43	4.21	3.11	1.08	0.84
Class R (WFBRX)	6-28-2013	–	–	–	2.09	3.96	2.90	1.33	1.09
Class R4 (WFSRX)	11-30-2012	–	–	–	2.85	4.55	3.42	0.75	0.48
Class R6 (WFSCX)*	6-29-2007	–	–	–	2.82	4.54	3.42	0.60	0.33
Administrator Class (WFFFX)	6-29-2007	–	–	–	2.43	4.23	3.13	0.92	0.68
Investor Class (WFQEX)	6-29-2007	–	–	–	2.25	4.14	3.07	1.14	0.89
Dow Jones Target 2015 Index[5]	–	–	–	–	3.32	4.98	3.93	–	–
Russell 3000® Index[6]	–	–	–	–	20.32	7.63	3.95	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	(2.47)	4.93	5.29	–	–
*	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 17.

8	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2020 Fund

Average annual total returns2 (%) as of August 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STTRX)	3-1-1994	(1.20)	3.05	4.69	4.83	4.28	5.31	1.06	0.86
Class B (STPBX)*	3-1-1997	(0.97)	3.14	4.75	4.03	3.49	4.75	1.81	1.61
Class C (WFLAX)	12-1-1998	3.13	3.51	4.53	4.13	3.51	4.53	1.81	1.61
Class R (WFURX)	6-28-2013	–	–	–	4.74	4.21	5.28	1.31	1.11
Class R4 (WFLRX)	11-30-2012	–	–	–	5.37	4.81	5.85	0.73	0.50
Class R6 (WFOBX)**	6-30-2004	–	–	–	5.39	4.82	5.85	0.58	0.35
Administrator Class (WFLPX)	11-8-1999	–	–	–	5.07	4.49	5.58	0.90	0.70
Investor Class (WFDTX)	1-31-2007	–	–	–	4.97	4.42	5.54	1.12	0.91
Dow Jones Target 2020 Index[5]	–	–	–	–	5.94	5.20	7.23	–	–
Russell 3000® Index[6]	–	–	–	–	20.32	7.63	7.60	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	(2.47)	4.93	4.77	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
**	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 17.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	9

Target 2025 Fund

Average annual total returns10 (%) as of August 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[4]
Class A (WFAYX)	11-30-2012	1.63	3.63	1.73	7.82	4.87	2.71	1.06	0.86
Class R (WFHRX)	6-28-2013	–	–	–	7.58	4.63	2.51	1.31	1.11
Class R4 (WFGRX)	11-30-2012	–	–	–	8.26	5.22	3.02	0.73	0.50
Class R6 (WFTYX)*	6-29-2007	–	–	–	8.32	5.23	3.03	0.59	0.35
Administrator Class (WFTRX)	6-29-2007	–	–	–	7.83	4.88	2.75	0.90	0.70
Investor Class (WFGYX)	6-29-2007	–	–	–	7.76	4.83	2.69	1.12	0.91
Dow Jones Target 2025 Index[5]	–	–	–	–	8.74	5.55	3.43	–	–
Russell 3000® Index[6]	–	–	–	–	20.32	7.63	3.95	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	(2.47)	4.93	5.29	–	–
*	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 17.

10	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2030 Fund

Average annual total returns2 (%) as of August 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STHRX)	3-1-1994	4.12	3.76	5.36	10.45	5.00	5.99	1.07	0.87
Class B (SGPBX)*	3-1-1997	4.63	3.88	5.43	9.63	4.22	5.43	1.82	1.62
Class C (WFDMX)	12-1-1998	8.65	4.22	5.20	9.65	4.22	5.20	1.82	1.62
Class R (WFJRX)	6-28-2013	–	–	–	10.36	4.93	5.95	1.32	1.12
Class R4 (WTHRX)	11-30-2012	–	–	–	11.03	5.54	6.51	0.74	0.51
Class R6 (WFOOX)**	6-30-2004	–	–	–	11.04	5.54	6.51	0.59	0.36
Administrator Class (WFLIX)	11-8-1999	–	–	–	10.65	5.21	6.25	0.91	0.71
Investor Class (WFETX)	1-31-2007	–	–	–	10.53	5.14	6.20	1.13	0.92
Dow Jones Target 2030 Index[5]	–	–	–	–	11.48	5.84	8.23	–	–
Russell 3000® Index[6]	–	–	–	–	20.32	7.63	7.60	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	(2.47)	4.93	4.77	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
**	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 17.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	11

Target 2035 Fund

Average annual total returns10 (%) as of August 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[4]
Class A (WFQBX)	11-30-2012	6.54	4.33	1.62	13.00	5.58	2.60	1.09	0.88
Class R (WFKRX)	6-28-2013	–	–	–	12.61	5.22	2.32	1.34	1.13
Class R4 (WTTRX)	11-30-2012	–	–	–	13.39	5.91	2.90	0.76	0.52
Class R6 (WFQRX)*	6-29-2007	–	–	–	13.46	5.93	2.91	0.61	0.37
Administrator Class (WFQWX)	6-29-2007	–	–	–	13.04	5.49	2.57	0.93	0.72
Investor Class (WFQTX)	6-29-2007	–	–	–	12.91	5.43	2.52	1.15	0.93
Dow Jones Target 2035 Index[5]	–	–	–	–	13.89	6.09	3.17	–	–
Russell 3000® Index[6]	–	–	–	–	20.32	7.63	3.95	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	(2.47)	4.93	5.29	–	–
*	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 17.

12	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2040 Fund

Average annual total returns2 (%) as of August 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STFRX)	3-1-1994	8.08	4.29	5.96	14.70	5.53	6.59	1.08	0.88
Class B (SLPBX)*	3-1-1997	8.76	4.38	6.02	13.76	4.72	6.02	1.83	1.63
Class C (WFOFX)	7-1-1998	12.77	4.73	5.79	13.77	4.73	5.79	1.83	1.63
Class R (WFMRX)	6-28-2013	–	–	–	14.54	5.45	6.55	1.33	1.13
Class R4 (WTFRX)	11-30-2012	–	–	–	15.11	6.03	7.11	0.75	0.52
Class R6 (WFOSX)**	6-30-2004	–	–	–	15.22	6.06	7.12	0.60	0.37
Administrator Class (WFLWX)	11-8-1999	–	–	–	14.82	5.72	6.85	0.92	0.72
Investor Class (WFFTX)	1-31-2007	–	–	–	14.71	5.65	6.80	1.14	0.93
Dow Jones Target 2040 Index[5]	–	–	–	–	15.65	6.31	8.64	–	–
Russell 3000® Index[6]	–	–	–	–	20.32	7.63	7.60	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	(2.47)	4.93	4.77	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
**	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 17.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	13

Target 2045 Fund

Average annual total returns10 (%) as of August 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[4]
Class A (WFQVX)	11-30-2012	9.09	4.79	1.83	15.70	6.03	2.82	1.12	0.88
Class R (WFNRX)	6-28-2013	–	–	–	15.39	5.76	2.56	1.37	1.13
Class R4 (WFFRX)	11-30-2012	–	–	–	16.21	6.39	3.13	0.79	0.52
Class R6 (WFQPX)*	6-29-2007	–	–	–	16.08	6.36	3.12	0.64	0.37
Administrator Class (WFQYX)	6-29-2007	–	–	–	15.71	6.05	2.83	0.96	0.72
Investor Class (WFQSX)	6-29-2007	–	–	–	15.47	5.94	2.73	1.18	0.93
Dow Jones Target 2045 Index[5]	–	–	–	–	16.56	6.48	3.33	–	–
Russell 3000® Index[6]	–	–	–	–	20.32	7.63	3.95	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	(2.47)	4.93	5.29	–	–
*	On June 1, 2013, Institutional Clas was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 17.

14	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2050 Fund

Average annual total returns11 (%) as of August 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[4]
Class A (WFQAX)	11-30-2012	9.13	4.72	1.82	15.75	5.98	2.80	1.10	0.88
Class C (WFQCX)	11-30-2012	13.88	5.19	2.03	14.88	5.19	2.03	1.85	1.63
Class R (WFWRX)	6-28-2013	–	–	–	15.45	5.72	2.55	1.35	1.13
Class R4 (WQFRX)	11-30-2012	–	–	–	16.16	6.32	3.11	0.77	0.52
Class R6 (WFQFX)*	6-29-2007	–	–	–	16.25	6.34	3.12	0.62	0.37
Administrator Class (WFQDX)	6-29-2007	–	–	–	15.89	6.00	2.80	0.94	0.72
Investor Class (WFQGX)	6-29-2007	–	–	–	15.64	5.91	2.73	1.16	0.93
Dow Jones Target 2050 Index[5]	–	–	–	–	16.66	6.50	3.34	–	–
Russell 3000® Index[6]	–	–	–	–	20.32	7.63	3.95	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	(2.47)	4.93	5.29	–	–

*	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 17.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	15

Target 2055 Fund

Average annual total returns10 (%) as of August 31, 2013

		Including sales charge		Excluding sales charge		Expense ratios[3] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[4]
Class A (WFQZX)	11-30-2012	9.08	3.97	15.77	6.85	1.60	0.88
Class R (WFYRX)	6-28-2013	–	–	15.49	6.31	1.85	1.13
Class R4 (WFVRX)	11-30-2012	–	–	16.18	7.23	1.27	0.52
Class R6 (WFQUX)*	6-30-2011	–	–	16.19	7.23	1.12	0.37
Administrator Class (WFLHX)	6-30-2011	–	–	15.84	6.90	1.44	0.72
Investor Class (WFQHX)	6-30-2011	–	–	15.68	6.81	1.66	0.93
Dow Jones Target 2055 Index[5]	–	–	–	16.66	7.37	–	–
Russell 3000® Index[6]	–	–	–	20.32	12.58	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	(2.47)	2.87	–	–
*	On June 1, 2013, Institutional Class was renamed Class R6.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 17.

16	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Portfolio allocation12 as of August 31, 2013

Target Today Fund	Target 2010 Fund	Target 2015 Fund

Target 2020 Fund	Target 2025 Fund	Target 2030 Fund

Target 2035 Fund	Target 2040 Fund	Target 2045 Fund

Please see footnotes on page 17.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	17

Target 2050 Fund	Target 2055 Fund

1.	The Funds are gateway funds that invest in various master portfolios which in turn invest in a combination of equity, fixed income, and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target Date Indexes that have the same target year as the Funds. References to the investment activities of the Funds are intended to refer to the investment activities of the underlying master portfolios in which the Funds invest.

2.	Historical performance shown for Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Administrator Class shares and has been adjusted to reflect the higher expenses applicable to Investor Class shares (except during those periods in which expenses of the Investor Class would have been lower than those of Administrator Class no such adjustment is reflected).

3.	Reflects the expense ratios as stated in the most recent prospectuses.

4.	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. Without this cap, the Fund’s returns would have been lower.

5.	The Dow Jones Target Date Indexes (each an “index” or collectively the “indexes”) are a series of indexes designed as benchmarks for multi-asset class portfolios with risk profiles that became more conservative over time. The index weightings among the major asset classes are adjusted monthly based on a published set of index rules. The indexes with longer time horizons have higher allocations to equity securities, while the indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. You cannot invest directly in an index.

6.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

7.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Barclays U.S.Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

8.	Historical performance shown for Class R shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class R6 shares at that time. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Administrator Class shares and has been adjusted to reflect the higher expenses applicable to Investor Class shares (except during those periods in which expenses of Investor Class would have been lower than those of Administrator Class no such adjustment is reflected).

9.	Historical performance shown for Class R shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class R6 shares at that time. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013 reflects Institutional Class performance and expenses. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares.

10.	Historical performance shown for Class R shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares.

11.	Historical performance shown for Class R shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class A and Class C shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A and Class C shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares.

12.	Each chart represents the composite of the portfolio allocations of the master portfolios in which the Fund invests and is calculated based on the total investments of the master portfolios. Portfolio holdings are subject to change and may have changed since the date specified. See Portfolio of investments or Summary portfolio of investments of each master portfolio which is also included in this report.

18	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2013 to August 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Today Fund	Beginning account value 3-1-2013	Ending account value 8-31-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$984.30	$4.45	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.72	$4.53	0.89%
Class B
Actual	$1,000.00	$980.28	$8.19	1.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.94	$8.34	1.64%
Class C
Actual	$1,000.00	$980.14	$8.19	1.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.94	$8.34	1.64%
Class R
Actual	$1,000.00	$983.97	$5.30	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.86	$5.40	1.06%
Class R4
Actual	$1,000.00	$986.41	$2.25	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29	0.45%
Class R6[2]
Actual	$1,000.00	$986.93	$2.05	0.41%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.14	$2.09	0.41%
Administrator Class
Actual	$1,000.00	$985.28	$3.65	0.73%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%
Investor Class
Actual	$1,000.00	$984.01	$4.30	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.87	$4.38	0.86%

Please see footnotes on page 23.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	19

Target 2010 Fund	Beginning account value 3-1-2013	Ending account value 8-31-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$988.72	$4.56	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.62	$4.63	0.91%
Class B
Actual	$1,000.00	$985.11	$8.36	1.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.79	$8.49	1.67%
Class C
Actual	$1,000.00	$985.16	$8.31	1.66%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.84	$8.44	1.66%
Class R
Actual	$1,000.00	$987.68	$5.41	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.76	$5.50	1.08%
Class R4
Actual	$1,000.00	$990.32	$2.36	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	$2.40	0.47%
Class R6[2]
Actual	$1,000.00	$991.07	$2.16	0.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	$2.19	0.43%
Administrator Class
Actual	$1,000.00	$989.57	$3.76	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Investor Class
Actual	$1,000.00	$988.81	$4.46	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.72	$4.53	0.89%
Target 2015 Fund
Class A
Actual	$1,000.00	$996.57	$4.23	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.97	$4.28	0.84%
Class R
Actual	$1,000.00	$995.35	$5.48	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.55	1.09%
Class R4
Actual	$1,000.00	$998.58	$2.42	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45	0.48%
Class R6[2]
Actual	$1,000.00	$998.98	$2.12	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.09	$2.14	0.42%
Administrator Class
Actual	$1,000.00	$998.30	$3.83	0.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.87	0.76%
Investor Class
Actual	$1,000.00	$995.97	$4.53	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.67	$4.58	0.90%

Please see footnotes on page 23.

20	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2020 Fund	Beginning account value 3-1-2013	Ending account value 8-31-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,006.88	$4.75	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.47	$4.79	0.94%
Class B
Actual	$1,000.00	$1,002.76	$8.58	1.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.64	$8.64	1.70%
Class C
Actual	$1,000.00	$1,003.45	$8.48	1.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.74	$8.54	1.68%
Class R
Actual	$1,000.00	$1,006.55	$5.61	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.65	1.11%
Class R4
Actual	$1,000.00	$1,009.48	$2.53	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Class R6[2]
Actual	$1,000.00	$1,009.48	$2.23	0.44%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.99	$2.24	0.44%
Administrator Class
Actual	$1,000.00	$1,008.15	$3.95	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.97	0.78%
Investor Class
Actual	$1,000.00	$1,007.47	$4.60	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.62	$4.63	0.91%
Target 2025 Fund
Class A
Actual	$1,000.00	$1,018.37	$4.38	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.87	$4.38	0.86%
Class R
Actual	$1,000.00	$1,017.12	$5.64	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.65	1.11%
Class R4
Actual	$1,000.00	$1,019.53	$2.55	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Class R6[2]
Actual	$1,000.00	$1,020.88	$2.19	0.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	$2.19	0.43%
Administrator Class
Actual	$1,000.00	$1,019.17	$3.92	0.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.92	0.77%
Investor Class
Actual	$1,000.00	$1,017.79	$4.63	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.62	$4.63	0.91%

Please see footnotes on page 23.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	21

Target 2030 Fund	Beginning account value 3-1-2013	Ending account value 8-31-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,028.62	$4.86	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	$4.84	0.95%
Class B
Actual	$1,000.00	$1,024.48	$8.67	1.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.64	$8.64	1.70%
Class C
Actual	$1,000.00	$1,024.43	$8.62	1.69%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.69	$8.59	1.69%
Class R
Actual	$1,000.00	$1,028.29	$5.73	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.56	$5.70	1.12%
Class R4
Actual	$1,000.00	$1,030.98	$2.61	0.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.60	0.51%
Class R6[2]
Actual	$1,000.00	$1,031.47	$2.30	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29	0.45%
Administrator Class
Actual	$1,000.00	$1,029.69	$4.04	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$4.02	0.79%
Investor Class
Actual	$1,000.00	$1,028.76	$4.70	0.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.57	$4.69	0.92%
Target 2035 Fund
Class A
Actual	$1,000.00	$1,037.27	$4.52	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.77	$4.48	0.88%
Class R
Actual	$1,000.00	$1,035.97	$5.80	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.51	$5.75	1.13%
Class R4
Actual	$1,000.00	$1,039.62	$2.67	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6[2]
Actual	$1,000.00	$1,040.00	$2.31	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29	0.45%
Administrator Class
Actual	$1,000.00	$1,038.17	$4.06	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$4.02	0.79%
Investor Class
Actual	$1,000.00	$1,037.65	$4.78	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74	0.93%

Please see footnotes on page 23.

22	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2040 Fund	Beginning account value 3-1-2013	Ending account value 8-31-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,044.66	$4.95	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.37	$4.89	0.96%
Class B
Actual	$1,000.00	$1,040.37	$8.79	1.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.59	$8.69	1.71%
Class C
Actual	$1,000.00	$1,040.04	$8.74	1.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.64	$8.64	1.70%
Class R
Actual	$1,000.00	$1,043.72	$5.82	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.51	$5.75	1.13%
Class R4
Actual	$1,000.00	$1,046.45	$2.68	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6[2]
Actual	$1,000.00	$1,047.24	$2.43	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	$2.40	0.47%
Administrator Class
Actual	$1,000.00	$1,045.30	$4.07	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$4.02	0.79%
Investor Class
Actual	$1,000.00	$1,044.45	$4.79	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74	0.93%
Target 2045 Fund
Class A
Actual	$1,000.00	$1,048.53	$4.54	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.77	$4.48	0.88%
Class R
Actual	$1,000.00	$1,047.17	$5.83	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.51	$5.75	1.13%
Class R4
Actual	$1,000.00	$1,050.80	$2.69	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6[2]
Actual	$1,000.00	$1,050.42	$2.38	0.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.89	$2.35	0.46%
Administrator Class
Actual	$1,000.00	$1,048.37	$4.08	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$4.02	0.79%
Investor Class
Actual	$1,000.00	$1,046.88	$4.80	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74	0.93%

Please see footnotes on page 23.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	23

Target 2050 Fund	Beginning account value 3-1-2013	Ending account value 8-31-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,048.29	$4.54	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.77	$4.48	0.88%
Class C
Actual	$1,000.00	$1,044.07	$8.40	1.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.99	$8.29	1.63%
Class R
Actual	$1,000.00	$1,047.52	$5.83	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.51	$5.75	1.13%
Class R4
Actual	$1,000.00	$1,049.74	$2.69	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6[2]
Actual	$1,000.00	$1,051.36	$2.38	0.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.89	$2.35	0.46%
Administrator Class
Actual	$1,000.00	$1,049.73	$4.08	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$4.02	0.79%
Investor Class
Actual	$1,000.00	$1,048.21	$4.80	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74	0.93%
Target 2055 Fund
Class A
Actual	$1,000.00	$1,048.77	$4.54	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.77	$4.48	0.88%
Class R
Actual	$1,000.00	$1,047.45	$5.83	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.51	$5.75	1.13%
Class R4
Actual	$1,000.00	$1,050.43	$2.69	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6[2]
Actual	$1,000.00	$1,050.46	$2.27	0.44%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.99	$2.24	0.44%
Administrator Class
Actual	$1,000.00	$1,048.94	$4.08	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$4.02	0.79%
Investor Class
Actual	$1,000.00	$1,048.14	$4.80	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74	0.93%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

2.	On June 1, 2013, Institutional Class was renamed Class R6.

24	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolios of investments—August 31, 2013 (unaudited)

TARGET TODAY FUND

Security name	Value

Investment Companies: 101.04%

Affiliated Master Portfolios: 101.04%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$592,986,315
Wells Fargo Advantage Diversified Stock Portfolio	122,566,909
Wells Fargo Advantage Short-Term Investment Portfolio	115,860,121

Total Investment Companies (Cost $802,441,959)	831,413,345

Total investments in securities
(Cost $802,441,959) *	101.04%	831,413,345
Other assets and liabilities, net	(1.04)	(8,586,404)

Total net assets	100.00%	$822,826,941

*	Cost for federal income tax purposes is $804,442,858 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$26,970,487
Gross unrealized depreciation	0

Net unrealized appreciation	$26,970,487

TARGET 2010 FUND

Security name	Value

Investment Companies: 99.98%

Affiliated Master Portfolios: 99.98%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$580,430,371
Wells Fargo Advantage Diversified Stock Portfolio	144,970,782
Wells Fargo Advantage Short-Term Investment Portfolio	30,497,507

Total Investment Companies (Cost $703,155,940)	755,898,660

Total investments in securities
(Cost $703,155,940) *	99.98%	755,898,660
Other assets and liabilities, net	0.02	165,460

Total net assets	100.00%	$756,064,120

*	Cost for federal income tax purposes is $711,410,842 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$44,487,818
Gross unrealized depreciation	0

Net unrealized appreciation	$44,487,818

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	25

TARGET 2015 FUND

Security name	Value

Investment Companies: 99.99%

Affiliated Master Portfolios: 99.99%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$619,656,890
Wells Fargo Advantage Diversified Stock Portfolio	258,137,688
Wells Fargo Advantage Short-Term Investment Portfolio	36,972,887

Total Investment Companies (Cost $865,208,527)	914,767,465

Total investments in securities (Cost $865,208,527) *	99.99%	914,767,465
Other assets and liabilities, net	0.01	119,766

Total net assets	100.00%	$914,887,231

*	Cost for federal income tax purposes is $867,256,346 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$47,511,119
Gross unrealized depreciation	0

Net unrealized appreciation	$47,511,119

TARGET 2020 FUND

Security name	Value

Investment Companies: 99.97%

Affiliated Master Portfolios: 99.97%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$1,461,619,672
Wells Fargo Advantage Diversified Stock Portfolio	1,093,532,657
Wells Fargo Advantage Short-Term Investment Portfolio	107,906,531

Total Investment Companies (Cost $2,450,852,041)	2,663,058,860

Total investments in securities (Cost $2,450,852,041) *	99.97%	2,663,058,860
Other assets and liabilities, net	0.03	860,077

Total net assets	100.00%	$2,663,918,937

*	Cost for federal income tax purposes is $2,472,298,542 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$190,760,318
Gross unrealized depreciation	0

Net unrealized appreciation	$190,760,318

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolios of investments—August 31, 2013 (unaudited)

TARGET 2025 FUND

Security name	Value

Investment Companies: 99.99%

Affiliated Master Portfolios: 99.99%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$896,010,478
Wells Fargo Advantage Diversified Stock Portfolio	1,156,050,056
Wells Fargo Advantage Short-Term Investment Portfolio	86,890,290

Total Investment Companies (Cost $1,915,288,322)	2,138,950,824

Total investments in securities
(Cost $1,915,288,322) *	99.99%	2,138,950,824
Other assets and liabilities, net	0.01	139,167

Total net assets	100.00%	$2,139,089,991

*	Cost for federal income tax purposes is $1,923,031,110 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$215,919,714
Gross unrealized depreciation	0

Net unrealized appreciation	$215,919,714

TARGET 2030 FUND

Security name	Value

Investment Companies: 99.90%

Affiliated Master Portfolios: 99.90%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$737,574,553
Wells Fargo Advantage Diversified Stock Portfolio	1,662,002,758
Wells Fargo Advantage Short-Term Investment Portfolio	101,861,740

Total Investment Companies (Cost $2,226,257,301)	2,501,439,051

Total investments in securities
(Cost $2,226,257,301) *	99.90%	2,501,439,051
Other assets and liabilities, net	0.10	2,460,234

Total net assets	100.00%	$2,503,899,285

*	Cost for federal income tax purposes is $2,244,824,454 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$256,614,597
Gross unrealized depreciation	0

Net unrealized appreciation	$256,614,597

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	27

TARGET 2035 FUND

Security name	Value

Investment Companies: 99.90%

Affiliated Master Portfolios: 99.90%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$206,844,980
Wells Fargo Advantage Diversified Stock Portfolio	850,241,288
Wells Fargo Advantage Short-Term Investment Portfolio	44,970,843

Total Investment Companies (Cost $955,903,992)	1,102,057,111

Total investments in securities
(Cost $955,903,992) *	99.90%	1,102,057,111
Other assets and liabilities, net	0.10	1,077,454

Total net assets	100.00%	$1,103,134,565

*	Cost for federal income tax purposes is $960,904,111 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$141,153,000
Gross unrealized depreciation	0

Net unrealized appreciation	$141,153,000

TARGET 2040 FUND

Security name	Value

Investment Companies: 99.83%

Affiliated Master Portfolios: 99.83%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$189,688,291
Wells Fargo Advantage Diversified Stock Portfolio	1,488,575,861
Wells Fargo Advantage Short Term Investment Portfolio	71,511,888

Total Investment Companies (Cost $1,517,836,981)	1,749,776,040

Total investments in securities
(Cost $1,517,836,981) *	99.83%	1,749,776,040
Other assets and liabilities, net	0.17	3,006,842

Total net assets	100.00%	$1,752,782,882

*	Cost for federal income tax purposes is $1,531,167,772 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$218,608,268
Gross unrealized depreciation	0

Net unrealized appreciation	$218,608,268

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolios of investments—August 31, 2013 (unaudited)

TARGET 2045 FUND

Security name	Value

Investment Companies: 99.75%

Affiliated Master Portfolios: 99.75%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$37,441,413
Wells Fargo Advantage Diversified Stock Portfolio	509,501,226
Wells Fargo Advantage Short-Term Investment Portfolio	23,325,733

Total Investment Companies (Cost $485,666,402)	570,268,372

Total investments in securities (Cost $485,666,402) *	99.75%	570,268,372
Other assets and liabilities, net	0.25	1,415,522

Total net assets	100.00%	$571,683,894

*	Cost for federal income tax purposes is $488,295,570 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$81,972,802
Gross unrealized depreciation	0

Net unrealized appreciation	$81,972,802

TARGET 2050 FUND

Security name	Value

Investment Companies: 99.68%

Affiliated Master Portfolios: 99.68%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$63,104,860
Wells Fargo Advantage Diversified Stock Portfolio	951,756,660
Wells Fargo Advantage Short-Term Investment Portfolio	43,286,569

Total Investment Companies (Cost $906,496,696)	1,058,148,089

Total investments in securities (Cost $906,496,696) *	99.68%	1,058,148,089
Other assets and liabilities, net	0.32	3,350,268

Total net assets	100.00%	$1,061,498,357

*	Cost for federal income tax purposes is $912,753,084 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$145,395,005
Gross unrealized depreciation	0

Net unrealized appreciation	$145,395,005

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	29

TARGET 2055 FUND

Security name	Value

Investment Companies: 99.29%

Affiliated Master Portfolios: 99.29%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$4,349,728
Wells Fargo Advantage Diversified Stock Portfolio	65,603,236
Wells Fargo Advantage Short-Term Investment Portfolio	2,983,682

Total Investment Companies (Cost $68,940,470)	72,936,646

Total investments in securities (Cost $68,940,470) *	99.29%	72,936,646
Other assets and liabilities, net	0.71	522,625

Total net assets	100.00%	$73,459,271

*	Cost for federal income tax purposes is $68,730,776 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,205,870
Gross unrealized depreciation	0

Net unrealized appreciation	$4,205,870

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of assets and liabilities—August 31, 2013 (unaudited)

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund

Assets
Investments in affiliated investment companies, at value (see cost below)	$831,413,345	$755,898,660	$914,767,465	$2,663,058,860
Receivable for Fund shares sold	1,347,940	1,476,079	2,046,920	7,880,495
Receivable from adviser	0	0	0	0
Prepaid expenses and other assets	50,946	55,849	83,048	91,357

Total assets	832,812,231	757,430,588	916,897,433	2,671,030,712

Liabilities
Payable for Fund shares redeemed	9,726,996	1,095,233	1,731,837	6,184,201
Advisory fee payable	31,210	41,893	60,287	250,872
Distribution fees payable	3,077	2,151	6	3,722
Due to other related parties	112,083	101,054	119,074	337,093
Shareholder servicing fees payable	86,245	88,731	83,454	283,587
Accrued expenses and other liabilities	25,679	37,406	15,544	52,300

Total liabilities	9,985,290	1,366,468	2,010,202	7,111,775

Total net assets	$822,826,941	$756,064,120	$914,887,231	$2,663,918,937

NET ASSETS CONSIST OF
Paid-in capital	$788,055,842	$696,495,952	$853,195,129	$2,405,437,061
Undistributed net investment income	2,602,142	7,925,817	2,964,881	24,475,327
Accumulated net realized gains (losses) on investments	3,197,571	(1,100,369)	9,168,283	21,799,730
Net unrealized gains on investments	28,971,386	52,742,720	49,558,938	212,206,819

Total net assets	$822,826,941	$756,064,120	$914,887,231	$2,663,918,937

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$18,112,813	$33,352,496	$155,622	$74,085,812
Shares outstanding – Class A	1,707,117	2,536,474	15,537	5,062,735
Net asset value per share – Class A	$10.61	$13.15	$10.02	$14.63
Maximum offering price per share – Class A2	$11.26	$13.95	$10.63	$15.52
Net assets – Class B	$69,786	$214,275	N/A	$335,164
Shares outstanding – Class B	6,327	16,202	N/A	23,091
Net asset value per share – Class B	$11.03	$13.23	N/A	$14.51
Net assets – Class C	$4,288,410	$2,903,399	N/A	$5,069,572
Shares outstanding – Class C	395,172	218,625	N/A	348,756
Net asset value per share – Class C	$10.85	$13.28	N/A	$14.54
Net assets – Class R	$25,085	$25,114	$25,169	$25,261
Shares outstanding – Class R	2,365	1,911	2,480	1,727
Net asset value per share – Class R	$10.61	$13.14	$10.15	$14.63
Net assets – Class R4	$366,861,987	$209,731,226	$138,049,965	$755,143,967
Share outstanding – Class R4	33,823,901	15,764,366	13,753,591	50,660,337
Net asset value per share – Class R4	$10.85	$13.30	$10.04	$14.91
Net assets – Class R6	$234,313,909	$241,734,641	$468,841,309	$969,750,776
Share outstanding – Class R6	21,629,850	18,160,540	46,757,778	65,048,872
Net asset value per share – Class R6	$10.83	$13.31	$10.03	$14.91
Net assets – Administrator Class	$121,990,467	$211,680,307	$188,576,811	$679,332,987
Shares outstanding – Administrator Class	11,277,015	15,936,561	18,587,280	45,759,521
Net asset value per share – Administrator Class	$10.82	$13.28	$10.15	$14.85
Net assets – Investor Class	$77,164,484	$56,422,662	$119,238,355	$180,175,398
Shares outstanding – Investor Class	7,146,003	4,259,278	11,745,436	12,152,526
Net asset value per share – Investor Class	$10.80	$13.25	$10.15	$14.83

Investments in affiliated investment companies, at cost	$802,441,959	$703,155,940	$865,208,527	$2,450,852,041

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	31

Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund

$2,138,950,824	$2,501,439,051	$1,102,057,111	$1,749,776,040	$570,268,372	$1,058,148,089	$72,936,646
4,481,456	7,554,823	3,619,381	6,871,644	3,027,081	6,210,697	701,009
0	0	0	0	0	0	8,614
101,292	87,139	94,681	83,819	82,933	79,965	62,885

2,143,533,572	2,509,081,013	1,105,771,173	1,756,731,503	573,378,386	1,064,438,751	73,709,154

3,838,976	4,316,284	2,261,019	3,318,216	1,493,242	2,637,014	225,652
194,547	257,816	110,710	191,370	49,494	107,465	0
6	2,907	6	3,332	6	28	6
249,666	317,172	153,132	229,346	82,616	112,967	6,974
141,757	262,505	103,560	187,840	57,371	71,139	3,149
18,629	25,044	8,181	18,517	11,763	11,781	14,102

4,443,581	5,181,728	2,636,608	3,948,621	1,694,492	2,940,394	249,883

$2,139,089,991	$2,503,899,285	$1,103,134,565	$1,752,782,882	$571,683,894	$1,061,498,357	$73,459,271

$1,870,502,558	$2,182,476,712	$926,632,321	$1,479,342,349	$468,974,477	$881,153,355	$67,865,393
5,380,372	5,449,334	2,455,339	2,954,442	1,245,885	1,961,301	198,731
39,544,559	40,791,489	27,893,786	38,547,032	16,861,562	26,732,308	1,398,971
223,662,502	275,181,750	146,153,119	231,939,059	84,601,970	151,651,393	3,996,176

$2,139,089,991	$2,503,899,285	$1,103,134,565	$1,752,782,882	$571,683,894	$1,061,498,357	$73,459,271

$562,830	$61,770,181	$119,203	$105,772,361	$22,236	$18,021	$18,507
55,879	3,944,725	11,576	6,018,099	2,098	1,779	1,628
$10.07	$15.66	$10.30	$17.58	$10.60	$10.13	$11.37
$10.68	$16.62	$10.93	$18.65	$11.25	$10.75	$12.06
N/A	$332,466	N/A	$559,059	N/A	N/A	N/A
N/A	21,563	N/A	33,243	N/A	N/A	N/A
N/A	$15.42	N/A	$16.82	N/A	N/A	N/A
N/A	$3,917,296	N/A	$3,762,932	N/A	$31,816	N/A
N/A	255,527	N/A	226,233	N/A	3,146	N/A
N/A	$15.33	N/A	$16.63	N/A	$10.11	N/A
$25,346	$25,431	$25,497	$25,557	$25,572	$25,585	$25,586
2,513	1,624	2,461	1,454	2,392	2,523	2,271
$10.09	$15.66	$10.36	$17.58	$10.69	$10.14	$11.27
$270,483,141	$760,515,903	$210,182,442	$552,481,561	$130,345,527	$254,270,764	$13,873,702
26,800,036	47,951,475	20,390,637	30,846,984	12,276,294	25,065,667	1,217,927
$10.09	$15.86	$10.31	$17.91	$10.62	$10.14	$11.39
$1,365,933,418	$899,651,325	$532,942,277	$600,066,049	$252,282,630	$598,946,835	$51,141,054
135,416,872	56,774,313	51,702,752	33,508,593	23,797,533	59,069,803	4,497,093
$10.09	$15.85	$10.31	$17.91	$10.60	$10.14	$11.37
$293,062,412	$603,022,527	$192,980,527	$390,408,405	$98,945,354	$160,842,620	$6,069,557
28,990,308	38,047,112	18,671,129	21,832,347	9,281,572	15,898,752	534,014
$10.11	$15.85	$10.34	$17.88	$10.66	$10.12	$11.37
$209,022,844	$174,664,156	$166,884,619	$99,706,958	$90,062,575	$47,362,716	$2,330,865
20,707,635	11,050,101	16,100,130	5,586,657	8,429,486	4,669,139	206,733
$10.09	$15.81	$10.37	$17.85	$10.68	$10.14	$11.27

$1,915,288,322	$2,226,257,301	$955,903,992	$1,517,836,981	$485,666,402	$906,496,696	$68,940,470

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of operations—six months ended August 31, 2013 (unaudited)

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund

Investment income
Interest allocated from affiliated Master Portfolios**	$8,278,750	$7,165,097	$7,783,897	$16,864,943
Dividends allocated from affiliated Master Portfolios*	1,584,851	1,973,454	3,593,027	13,252,431
Securities lending income allocated from affiliated Master Portfolios	55,035	68,878	124,611	449,227
Expenses allocated from affiliated Master Portfolios	(992,841)	(900,856)	(1,135,272)	(3,037,855)
Waivers allocated from affiliated Master Portfolios	36,286	37,708	55,834	171,916

Total investment income	8,962,081	8,344,281	10,422,097	27,700,662

Expenses
Advisory fee	1,108,807	992,795	1,222,698	3,000,134
Administration fees
Fund level	229,967	204,746	255,052	677,918
Class A	25,265	47,264	64	99,219
Class B	105	315	N/A	571
Class C	6,295	4,119	N/A	6,329
Class R	12 [1]	12 [1]	12 [1]	12 [1]
Class R4	86,713	47,517	29,498	167,835
Class R6[2]	145,142	115,037	162,785	405,993
Administrator Class	68,035	116,920	98,872	353,116
Investor Class	162,745	97,339	302,358	292,415
Shareholder servicing fees
Class A	24,293	45,446	62	95,403
Class B	101	302	N/A	549
Class C	6,053	3,960	N/A	6,085
Class R	11 [1]	11 [1]	11 [1]	11 [1]
Class R4	108,391	59,397	36,337	209,793
Administrator Class	169,886	292,099	247,181	882,439
Investor Class	126,925	75,844	236,217	228,449
Distribution fees
Class B	303	908	N/A	1,647
Class C	18,157	11,881	N/A	18,256
Class R	11 [1]	11 [1]	11 [1]	11 [1]
Custody and accounting fees	18,583	15,483	19,832	51,659
Professional fees	9,036	9,674	9,345	9,175
Registration fees	56,098	46,892	58,315	62,433
Shareholder report expenses	20,860	22,201	15,951	39,127
Trustees’ fees and expenses	6,354	6,110	6,607	6,607
Interest expense	0	1	32	63
Other fees and expenses	10,876	9,561	8,946	23,040

Total expenses	2,409,024	2,225,845	2,710,186	6,638,289
Less: Fee waivers and/or expense reimbursements	(920,229)	(686,870)	(837,412)	(1,544,262)

Net expenses	1,488,795	1,538,975	1,872,774	5,094,027

Net investment income	7,473,286	6,805,306	8,549,323	22,606,635

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from securities transactions allocated from affiliated Master Portfolios	2,688,963	3,690,010	7,227,666	27,446,231
Net change in unrealized gains (losses) from securities transactions allocated from affiliated Master Portfolios	(22,704,491)	(17,922,275)	(16,608,122)	(28,077,386)

Net realized and unrealized gains (losses) on investments	(20,015,528)	(14,232,265)	(9,380,456)	(631,155)

Net increase (decrease) in net assets resulting from operations	$(12,542,242)	$(7,426,959)	$(831,133)	$21,975,480

** Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$79,891	$69,280	$75,237	$162,363
* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$92,086	$115,860	$211,281	$764,726

1.	For the period from June 28, 2013 (commencement of class operations) to August 31, 2013

2.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	33

Target 2025 Fund		Target 2030 Fund		Target 2035 Fund		Target 2040 Fund		Target 2045 Fund		Target 2050 Fund		Target 2055 Fund

$11,027,888		$8,416,344		$2,608,485		$2,182,264		$510,560		$767,083		$46,013
14,681,952		19,190,497		10,798,178		16,793,544		6,578,803		10,674,049		637,799
498,698		644,390		365,798		561,421		223,146		356,471		20,818
(2,653,051)		(2,874,776)		(1,428,161)		(2,027,260)		(768,374)		(1,229,940)		(72,005)
174,997		209,635		115,098		170,612		67,482		106,758		5,795

23,730,484		25,586,090		12,459,398		17,680,581		6,611,617		10,674,421		638,420

2,592,773		2,777,521		1,434,942		1,969,789		797,050		1,249,975		78,963

580,928		624,915		305,254		432,598		162,194		261,400		15,793
499		82,623		70		141,875		24		19		23
N/A		535		N/A		809		N/A		N/A		N/A
N/A		4,961		N/A		5,701		N/A		33		N/A
12	[1]	12	[1]	12	[1]	12	[1]	12	[1]	12	[1]	12	[1]
57,410		166,481		42,916		120,401		26,847		54,854		2,944
434,233		379,674		179,042		255,895	[2]	89,289		206,008		13,123
145,427		305,607		94,581		195,938		47,572		79,630		2,854
584,075		276,516		489,419		154,470		292,118		72,801		2,924

479		79,445		67		136,419		23		18		22
N/A		514		N/A		778		N/A		N/A		N/A
N/A		4,770		N/A		5,482		N/A		31		N/A
11	[1]	11	[1]	11	[1]	11	[1]	11	[1]	11	[1]	11	[1]
70,845		207,741		52,555		149,527		33,154		68,287		3,681
363,568		764,017		236,453		489,845		118,929		199,076		7,135
456,309		216,029		382,359		120,680		228,217		56,876		2,285

N/A		1,542		N/A		2,334		N/A		N/A		N/A
N/A		14,309		N/A		16,446		N/A		94		N/A
11	[1]	11	[1]	11	[1]	11	[1]	11	[1]	11	[1]	11	[1]
44,472		47,696		23,039		33,349		12,655		20,661		1,644
11,093		9,060		12,646		10,076		12,681		9,496		14,929
57,958		69,635		58,613		69,873		57,168		62,083		42,547
30,830		29,674		18,786		31,544		12,479		17,739		6,941
6,605		6,605		6,519		6,356		6,643		6,519		6,226
51		43		26		17		12		6		1
22,325		21,947		14,611		18,455		8,234		10,126		4,003

5,459,914		6,091,894		3,351,932		4,368,691		1,905,323		2,375,766		206,072
(1,506,066)		(1,362,503)		(808,888)		(946,659)		(511,762)		(695,226)		(114,967)

3,953,848		4,729,391		2,543,044		3,422,032		1,393,561		1,680,540		91,105

19,776,636		20,856,699		9,916,354		14,258,549		5,218,056		8,993,881		547,315

31,615,823		41,178,672		23,766,877		36,475,746		14,560,414		23,216,536		1,309,273
(3,307,112)		7,996,419		15,972,650		22,465,622		13,780,234		16,019,573		649,889

28,308,711		49,175,091		39,739,527		58,941,368		28,340,648		39,236,109		1,959,162

$48,085,347		$70,031,790		$49,655,881		$73,199,917		$33,558,704		$48,229,990		$2,506,477

$106,049		$79,866		$24,732		$20,129		$4,626		$6,839		$414
$852,264		$1,100,945		$627,281		$960,210		$383,019		$609,675		$35,734

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Dow Jones Target Date Funds	Statement of changes in net assets

	Target Today Fund
	Six months ended August 31, 2013 (unaudited)		Year ended February 28, 2013

Operations
Net investment income		$7,473,286		$17,355,389
Net realized gains on investments		2,688,963		8,827,686
Net change in unrealized gains (losses) on investments		(22,704,491)		(1,397,551)

Net increase (decrease) in net assets resulting from operations		(12,542,242)		24,785,524

Distributions to shareholders from
Net investment income
Class A		(105,249)		(321,733)
Class B		(54)		(358)
Class C		(8,467)		(40,336)
Class R4		(2,758,489)		(61)[1]
Class R6[2]		(2,191,787)		(14,527,602)
Administrator Class		(794,157)		(2,355,581)
Investor Class		(580,111)		(1,858,205)
Net realized gains
Class A		0		(154,377)
Class B		0		(877)
Class C		0		(37,183)
Class R4		0		(74)[1]
Class R6[2]		0		(5,283,215)
Administrator Class		0		(1,058,581)
Investor Class		0		(835,997)

Total distributions to shareholders		(6,438,314)		(26,474,180)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	41,303	444,653	63,600	692,912
Class B	917	10,247	0	0
Class C	8,950	98,896	22,951	256,259
Class R	2,365 [3]	25,000 [3]	N/A	N/A
Class R4	36,645,722	406,284,153	277,717 [1]	3,076,488 [1]
Class R6[2]	5,178,681	57,067,604	18,480,809	205,991,533
Administrator Class	1,768,907	19,434,941	7,039,787	78,017,646
Investor Class	912,754	10,064,539	2,923,608	32,433,831

		493,430,033		320,468,669

Reinvestment of distributions
Class A	9,802	102,827	42,508	466,257
Class B	5	54	108	1,220
Class C	759	8,162	6,682	74,902
Class R4	256,670	2,751,498	12 [1]	135 [1]
Class R6[2]	204,809	2,191,453	1,764,804	19,755,544
Administrator Class	74,042	792,249	304,924	3,406,458
Investor Class	54,218	579,050	241,112	2,690,763

		6,425,293		26,395,279

Payment for shares redeemed
Class A	(171,526)	(1,837,305)	(287,663)	(3,131,966)
Class B	(4,159)	(46,860)	(12,124)	(136,548)
Class C	(60,477)	(662,231)	(42,883)	(477,586)
Class R4	(3,355,811)	(36,637,285)	(409)[1]	(4,517)[1]
Class R6[2]	(44,404,974)	(491,489,033)	(22,790,061)	(253,436,313)
Administrator Class	(3,212,440)	(35,200,490)	(5,710,124)	(63,462,509)
Investor Class	(3,577,438)	(39,135,506)	(3,160,103)	(35,038,740)

		(605,008,710)		(355,688,179)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	35

	Target Today Fund
	Six months ended August 31, 2013 (unaudited)	Year ended February 28, 2013

Capital share transactions (continued)
Net decrease in net assets resulting from capital share transactions	$(105,153,384)	$(8,824,231)

Total decrease in net assets	(124,133,940)	(10,512,887)

Net assets
Beginning of period	946,960,881	957,473,768

End of period	$822,826,941	$946,960,881

Undistributed net investment income	$2,602,142	$1,567,170

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013
2.	On June 1, 2013, Institutional Class was renamed Class R6.
3.	For the period from June 28, 2013 (commencement of class operations) to August 31, 2013

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage Dow Jones Target Date Funds	Statement of changes in net assets

	Target 2010 Fund
	Six months ended August 31, 2013 (unaudited)		Year ended February 28, 2013

Operations
Net investment income		$6,805,306		$15,027,690
Net realized gains on investments		3,690,010		11,795,677
Net change in unrealized gains (losses) on investments		(17,922,275)		780,597

Net increase (decrease) in net assets resulting from operations		(7,426,959)		27,603,964

Distributions to shareholders from
Net investment income
Class A		0		(594,685)
Class B		0		(3,387)
Class C		0		(25,912)
Class R4		0		(61)[1]
Class R6[2]		0		(10,958,809)
Administrator Class		0		(3,973,083)
Investor Class		0		(1,048,473)
Net realized gains
Class A		0		(368,590)
Class B		0		(4,217)
Class C		0		(32,260)
Class R4		0		(98)[1]
Class R6[2]		0		(5,171,202)
Administrator Class		0		(2,392,903)
Investor Class		0		(642,256)

Total distributions to shareholders		0		(25,215,936)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	59,877	797,029	165,044	2,196,018
Class B	3,363	44,328	4,777	64,214
Class C	5,279	71,305	40,913	552,939
Class R	1,911 [3]	25,000 [3]	N/A	N/A
Class R4	17,176,843	231,007,279	414,199 [1]	5,561,301 [1]
Class R6[2]	3,928,106	52,879,986	12,353,408	165,606,950
Administrator Class	1,872,059	25,169,760	9,039,416	121,170,354
Investor Class	454,604	6,078,778	1,240,924	16,626,716

		316,073,465		311,778,492

Reinvestment of distributions
Class A	0	0	70,513	933,818
Class B	0	0	557	7,448
Class C	0	0	4,244	57,073
Class R4	0	0	12 [1]	159 [1]
Class R6[2]	0	0	1,201,403	16,044,625
Administrator Class	0	0	476,524	6,365,986
Investor Class	0	0	126,647	1,689,506

		0		25,098,615

Payment for shares redeemed
Class A	(264,864)	(3,515,141)	(486,970)	(6,467,966)
Class B	(12,588)	(168,963)	(35,838)	(479,943)
Class C	(29,113)	(391,642)	(49,943)	(672,428)
Class R4	(1,826,144)	(24,355,441)	(544)[1]	(7,286)[1]
Class R6[2]	(21,969,215)	(295,633,515)	(19,434,373)	(260,323,913)
Administrator Class	(3,891,497)	(52,260,252)	(5,820,002)	(78,023,256)
Investor Class	(984,391)	(13,204,082)	(1,202,580)	(16,078,133)

		(389,529,036)		(362,052,925)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	37

	Target 2010 Fund
	Six months ended August 31, 2013 (unaudited)	Year ended February 28, 2013

Capital share transactions (continued)
Net decrease in net assets resulting from capital share transactions	$(73,455,571)	$(25,175,818)

Total decrease in net assets	(80,882,530)	(22,787,790)

Net assets
Beginning of period	836,946,650	859,734,440

End of period	$756,064,120	$836,946,650

Undistributed net investment income	$7,925,817	$1,120,511

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

2.	On June 1, 2013, Institutional Class was renamed Class R6.

3.	For the period from June 28, 2013 (commencement of class operations) to August 31, 2013

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage Dow Jones Target Date Funds	Statement of changes in net assets

	Target 2015 Fund
	Six months ended August 31, 2013 (unaudited)		Year ended February 28, 2013

Operations
Net investment income		$8,549,323		$15,274,893
Net realized gains on investments		7,227,666		11,526,028
Net change in unrealized gains (losses) on investments		(16,608,122)		12,090,585

Net increase (decrease) in net assets resulting from operations		(831,133)		38,891,506

Distributions to shareholders from
Net investment income
Class A		(306)		(43)[1]
Class R4		(643,230)		(379)[1]
Class R6[2]		(4,779,599)		(11,309,027)
Administrator Class		(1,369,806)		(1,933,645)
Investor Class		(1,300,334)		(2,948,629)
Net realized gains
Class A		0		(95)[1]
Class R4		0		(95)[1]
Class R6[2]		0		(5,605,211)
Administrator Class		0		(1,823,104)
Investor Class		0		(1,880,706)

Total distributions to shareholders		(8,093,275)		(25,500,934)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	14,503	146,157	1,272 [1]	12,839 [1]
Class R	2,480 [3]	25,000 [3]	N/A	N/A
Class R4	15,800,504	161,073,858	257,842 [1]	2,611,252 [1]
Class R6[2]	8,404,013	85,370,010	20,723,264	207,091,778
Administrator Class	2,252,076	23,161,953	14,585,073	148,374,875
Investor Class	2,353,909	24,210,981	6,478,844	65,397,900

		293,987,959		423,488,644

Reinvestment of distributions
Class A	31	306	14 [1]	138 [1]
Class R4	63,008	620,923	47 [1]	474 [1]
Class R6[2]	475,113	4,740,671	1,675,917	16,686,363
Administrator Class	135,609	1,368,602	371,603	3,752,302
Investor Class	128,530	1,298,946	478,155	4,824,212

		8,029,448		25,263,489

Payment for shares redeemed
Class A	0	0	(283)[1]	(2,861)[1]
Class R4	(2,367,795)	(23,728,347)	(15)[1]	(151)[1]
Class R6[2]	(22,754,966)	(231,504,764)	(15,499,959)	(154,774,156)
Administrator Class	(2,749,018)	(28,213,636)	(4,401,358)	(44,568,964)
Investor Class	(10,294,599)	(106,048,774)	(3,796,125)	(38,492,766)

		(389,495,521)		(237,838,898)

Net increase (decrease) in net assets resulting from capital share transactions		(87,478,114)		210,913,235

Total increase (decrease) in net assets		(96,402,522)		224,303,807

Net assets
Beginning of period		1,011,289,753		786,985,946

End of period		$914,887,231		$1,011,289,753

Undistributed net investment income		$2,964,881		$2,508,833

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

2.	On June 1, 2013, Institutional Class was renamed Class R6.

3.	For the period from June 28, 2013 (commencement of class operations) to August 31, 2013

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	39

	Target 2020 Fund
	Six months ended August 31, 2013 (unaudited)		Year ended February 28, 2013

Operations
Net investment income		$22,606,635		$40,915,453
Net realized gains on investments		27,446,231		43,549,318
Net change in unrealized gains (losses) on investments		(28,077,386)		46,056,595

Net increase in net assets resulting from operations		21,975,480		130,521,366

Distributions to shareholders from
Net investment income
Class A		0		(1,071,901)
Class B		0		(3,728)
Class C		0		(29,553)
Class R4		0		(58)[1]
Class R6[2]		0		(31,070,105)
Administrator Class		0		(8,942,278)
Investor Class		0		(2,419,639)
Net realized gains
Class A		0		(1,045,484)
Class B		0		(8,767)
Class C		0		(60,463)
Class R4		0		(142)[1]
Class R6[2]		0		(23,446,472)
Administrator Class		0		(9,447,970)
Investor Class		0		(2,341,735)

Total distributions to shareholders		0		(79,888,295)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	188,597	2,772,098	329,845	4,709,904
Class B	1,255	18,328	1,944	27,644
Class C	70,089	1,028,804	62,306	888,704
Class R	1,727 [3]	25,000 [3]	N/A	N/A
Class R4	53,707,459	808,719,829	1,560,865 [1]	23,055,016 [1]
Class R6[2]	15,407,427	230,596,036	37,153,071	538,265,495
Administrator Class	5,030,298	75,179,206	24,070,147	348,885,232
Investor Class	1,669,196	24,929,705	3,771,215	54,413,988

		1,143,269,006		970,245,983

Reinvestment of distributions
Class A	0	0	145,585	2,059,726
Class B	0	0	841	11,900
Class C	0	0	5,874	83,108
Class R4	0	0	14 [1]	200 [1]
Class R6[2]	0	0	3,764,300	54,077,367
Administrator Class	0	0	1,280,652	18,387,194
Investor Class	0	0	331,490	4,753,422

		0		79,372,917

Payment for shares redeemed
Class A	(267,613)	(3,931,712)	(594,708)	(8,454,509)
Class B	(19,568)	(285,159)	(35,385)	(499,806)
Class C	(32,876)	(482,538)	(80,463)	(1,145,036)
Class R4	(4,607,767)	(68,738,626)	(234)[1]	(3,453)[1]
Class R6[2]	(59,044,498)	(888,664,197)	(38,650,979)	(560,787,795)
Administrator Class	(5,993,580)	(89,455,617)	(11,075,310)	(159,657,394)
Investor Class	(1,323,463)	(19,756,130)	(2,309,366)	(33,335,679)

		(1,071,313,979)		(763,883,672)

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Advantage Dow Jones Target Date Funds	Statement of changes in net assets

	Target 2020 Fund
	Six months ended August 31, 2013 (unaudited)	Year ended February 28, 2013

Capital share transactions (continued)
Net increase in net assets resulting from capital share transactions	$71,955,027	$285,735,228

Total increase in net assets	93,930,507	336,368,299

Net assets
Beginning of period	2,569,988,430	2,233,620,131

End of period	$2,663,918,937	$2,569,988,430

Undistributed net investment income	$24,475,327	$1,868,692

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

2.	On June 1, 2013, Institutional Class was renamed Class R6.

3.	For the period from June 28, 2013 (commencement of class operations) to August 31, 2013

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	41

	Target 2025 Fund
	Six months ended August 31, 2013 (unaudited)		Year ended February 28, 2013

Operations
Net investment income		$19,776,636			$34,055,743
Net realized gains on investments		31,615,823			43,556,539
Net change in unrealized gains (losses) on investments		(3,307,112)			56,540,689

Net increase in net assets resulting from operations		48,085,347			134,152,971

Distributions to shareholders from
Net investment income
Class A		(2,329)			(519)[1]
Class R4		(1,271,053)			(3,908)[1]
Class R6[2]		(10,999,766)			(27,866,348)
Administrator Class		(1,680,892)			(2,637,386)
Investor Class		(2,089,954)			(5,088,124)
Net realized gains
Class A		0			(205)[1]
Class R4		0			(205)[1]
Class R6[2]		0			(30,643,103)
Administrator Class		0			(5,219,644)
Investor Class		0			(7,317,694)

Total distributions to shareholders		(16,043,994)			(78,777,136)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	40,106	408,956	15,879	[1]	154,372 [1]
Class R	2,513 [3]	25,000 [3]	N/A		N/A
Class R4	30,583,204	312,789,517	421,779	[1]	4,187,953 [1]
Class R6[2]	15,488,723	156,848,530	32,419,485		314,910,633
Administrator Class	3,611,682	36,677,231	19,516,001		190,832,143
Investor Class	5,790,081	58,696,463	12,018,876		116,455,162

		565,445,697			626,540,263

Reinvestment of distributions
Class A	238	2,329	75	[1]	724 [1]
Class R4	124,133	1,213,080	425	[1]	4,113 [1]
Class R6[2]	1,109,509	10,942,886	6,019,953		57,915,522
Administrator Class	170,201	1,680,892	812,740		7,857,030
Investor Class	211,679	2,089,162	1,286,918		12,401,360

		15,928,349			78,178,749

Payment for shares redeemed
Class A	(419)	(4,310)	0	[1]	0 [1]
Class R4	(4,329,484)	(43,323,340)	(21)[1]		(212)[1]
Class R6[2]	(39,521,195)	(403,040,317)	(27,493,757)		(266,378,900)
Administrator Class	(1,995,328)	(20,228,550)	(4,595,643)		(44,744,611)
Investor Class	(23,138,820)	(238,106,287)	(6,366,217)		(61,820,115)

		(704,702,804)			(372,943,838)

Net increase (decrease) in net assets resulting from capital share transactions		(123,328,758)			331,775,174

Total increase (decrease) in net assets		(91,287,405)			387,151,009

Net assets
Beginning of period		2,230,377,396			1,843,226,387

End of period		$2,139,089,991			$2,230,377,396

Undistributed net investment income		$5,380,372			$1,647,730

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

2.	On June 1, 2013, Institutional Class was renamed Class R6.

3.	For the period from June 28, 2013 (commencement of class operations) to August 31, 2013

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Advantage Dow Jones Target Date Funds	Statement of changes in net assets

	Target 2030 Fund
	Six months ended August 31, 2013 (unaudited)		Year ended February 28, 2013

Operations
Net investment income		$20,856,699		$34,387,315
Net realized gains on investments		41,178,672		51,084,975
Net change in unrealized gains (losses) on investments		7,996,419		76,264,836

Net increase in net assets resulting from operations		70,031,790		161,737,126

Distributions to shareholders from
Net investment income
Class A		(339,048)		(786,980)
Class B		(730)		(2,485)
Class C		(8,628)		(22,073)
Class R4		(3,777,829)		(2,946)[1]
Class R6[2]		(8,573,243)		(25,719,210)
Administrator Class		(3,650,401)		(6,888,111)
Investor Class		(975,692)		(2,033,642)
Net realized gains
Class A		0		(1,066,529)
Class B		0		(8,894)
Class C		0		(61,502)
Class R4		0		(183)[1]
Class R6[2]		0		(26,266,204)
Administrator Class		0		(9,524,962)
Investor Class		0		(2,705,180)

Total distributions to shareholders		(17,325,571)		(75,088,901)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	140,041	2,202,751	302,755	4,482,710
Class B	1,657	25,539	3,825	55,090
Class C	38,528	593,529	63,992	917,870
Class R	1,624 [3]	25,000 [3]	N/A	N/A
Class R4	50,812,302	817,076,543	1,262,807 [1]	19,556,680 [1]
Class R6[2]	14,342,644	227,366,666	35,797,688	534,158,018
Administrator Class	5,294,017	84,144,901	17,426,314	259,894,518
Investor Class	1,812,605	28,755,789	3,515,921	51,926,782

		1,160,190,718		870,991,668

Reinvestment of distributions
Class A	21,541	327,048	122,797	1,788,342
Class B	49	725	785	11,303
Class C	559	8,279	5,652	80,855
Class R4	243,158	3,711,844	210 [1]	3,129 [1]
Class R6[2]	550,977	8,498,306	3,489,626	51,336,009
Administrator Class	237,446	3,650,239	1,113,138	16,412,238
Investor Class	63,463	973,272	321,639	4,730,438

		17,169,713		74,362,314

Payment for shares redeemed
Class A	(191,802)	(3,020,028)	(528,296)	(7,728,905)
Class B	(10,872)	(166,648)	(34,078)	(492,590)
Class C	(14,595)	(225,513)	(54,533)	(792,054)
Class R4	(4,366,484)	(69,070,877)	(518)[1]	(7,932)[1]
Class R6[2]	(53,533,073)	(859,486,405)	(33,485,582)	(500,183,383)
Administrator Class	(4,448,943)	(70,807,006)	(8,074,933)	(119,452,084)
Investor Class	(1,082,885)	(17,193,079)	(1,926,285)	(28,563,235)

		(1,019,969,556)		(657,220,183)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	43

	Target 2030 Fund
	Six months ended August 31, 2013 (unaudited)	Year ended February 28, 2013

Capital share transactions (continued)
Net increase in net assets resulting from capital share transactions	$157,390,875	$288,133,799

Total increase in net assets	210,097,094	374,782,024

Net assets
Beginning of period	2,293,802,191	1,919,020,167

End of period	$2,503,899,285	$2,293,802,191

Undistributed net investment income	$5,449,334	$1,918,206

1.	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

2.	On June 1, 2013, Institutional Class was renamed Class R6.

3.	For the period from June 28, 2013 (commencement of class operations) to August 31, 2013

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Advantage Dow Jones Target Date Funds	Statement of changes in net assets

	Target 2035 Fund
	Six months ended August 31, 2013 (unaudited)		Year ended February 28, 2013

Operations
Net investment income		$9,916,354			$14,714,535
Net realized gains on investments		23,766,877			23,276,867
Net change in unrealized gains (losses) on investments		15,972,650			48,075,170

Net increase in net assets resulting from operations		49,655,881			86,066,572

Distributions to shareholders from
Net investment income
Class A		(258)			(51)[1]
Class R4		(943,653)			(1,834)[1]
Class R6[2]		(4,340,940)			(9,519,749)
Administrator Class		(1,081,438)			(1,596,356)
Investor Class		(1,740,840)			(3,759,388)
Net realized gains
Class A		0			(167)[1]
Class R4		0			(166)[1]
Class R6[2]		0			(9,360,585)
Administrator Class		0			(2,600,261)
Investor Class		0			(4,764,386)

Total distributions to shareholders		(8,107,129)			(31,602,943)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	7,457	78,564	4,070	[1]	40,227 [1]
Class R	2,461 [3]	25,000 [3]	N/A		N/A
Class R4	22,939,493	239,460,281	194,054	[1]	1,924,576 [1]
Class R6[2]	11,257,922	115,803,431	23,074,176		220,013,785
Administrator Class	3,107,967	32,164,712	11,297,943		107,783,915
Investor Class	4,240,562	43,900,376	9,776,037		93,112,002

		431,432,364			422,874,505

Reinvestment of distributions
Class A	26	258	23	[1]	218 [1]
Class R4	89,971	887,223	210	[1]	2,000 [1]
Class R6[2]	428,852	4,268,547	1,951,996		18,400,439
Administrator Class	108,540	1,081,438	442,836		4,196,617
Investor Class	173,806	1,739,019	897,922		8,514,428

		7,976,485			31,113,702

Payment for shares redeemed
Class R4	(2,833,029)	(28,891,996)	(62)[1]		(608)[1]
Class R6[2]	(24,903,416)	(259,447,738)	(10,819,952)		(102,309,649)
Administrator Class	(1,805,312)	(18,614,954)	(2,565,380)		(24,455,246)
Investor Class	(19,178,548)	(204,120,267)	(5,357,439)		(51,395,479)

		(511,074,955)			(178,160,982)

Net increase (decrease) in net assets resulting from capital share transactions		(71,666,106)			275,827,225

Total increase (decrease) in net assets		(30,117,354)			330,290,854

Net assets
Beginning of period		1,133,251,919			802,961,065

End of period		$1,103,134,565			$1,133,251,919

Undistributed net investment income		$2,455,339			$646,114

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

2.	On June 1, 2013, Institutional Class was renamed Class R6.

3.	For the period from June 28, 2013 (commencement of class operations) to August 31, 2013

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	45

	Target 2040 Fund
	Six months ended August 31, 2013 (unaudited)		Year ended February 28, 2013

Operations
Net investment income		$14,258,549		$22,183,515
Net realized gains on investments		36,475,746		40,115,954
Net change in unrealized gains (losses) on investments		22,465,622		70,684,763

Net increase in net assets resulting from operations		73,199,917		132,984,232

Distributions to shareholders from
Net investment income
Class A		(549,900)		(1,293,739)
Class B		(417)		(3,589)
Class C		(10,455)		(24,991)
Class R4		(3,834,811)		(219)[1]
Class R6[2]		(4,419,704)		(16,032,793)
Administrator Class		(2,257,357)		(4,105,996)
Investor Class		(526,777)		(1,014,788)
Net realized gains
Class A		0		(2,102,406)
Class B		0		(16,813)
Class C		0		(81,315)
Class R4		0		(208)[1]
Class R6[2]		0		(19,867,672)
Administrator Class		0		(6,677,051)
Investor Class		0		(1,625,735)

Total distributions to shareholders		(11,599,421)		(52,847,315)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	141,032	2,484,162	253,575	4,079,217
Class B	4,245	71,982	2,372	36,754
Class C	29,331	484,177	67,473	1,030,184
Class R	1,454 [3]	25,000 [3]	N/A	N/A
Class R4	32,397,418	589,100,795	791,914 [1]	13,657,635 [1]
Class R6[2]	9,647,575	172,087,731	25,292,999	412,799,287
Administrator Class	3,590,719	64,187,334	10,013,966	163,429,523
Investor Class	1,171,029	20,943,874	1,859,878	30,105,810

		849,385,055		625,138,410

Reinvestment of distributions
Class A	32,279	540,989	211,285	3,343,658
Class B	25	408	1,319	20,090
Class C	628	9,981	6,676	100,526
Class R4	217,001	3,704,211	26 [1]	427 [1]
Class R6[2]	257,740	4,397,040	2,189,946	35,252,143
Administrator Class	132,389	2,257,233	669,574	10,782,361
Investor Class	30,940	526,597	164,040	2,638,230

		11,436,459		52,137,435

Payment for shares redeemed
Class A	(351,338)	(6,188,843)	(730,016)	(11,663,123)
Class B	(17,175)	(285,613)	(59,374)	(908,326)
Class C	(55,826)	(932,342)	(59,504)	(899,762)
Class R4	(2,559,239)	(45,743,915)	(136)[1]	(2,311)[1]
Class R6[2]	(34,021,597)	(618,012,091)	(21,580,034)	(353,638,635)
Administrator Class	(2,839,007)	(50,701,167)	(5,424,860)	(87,493,205)
Investor Class	(662,912)	(11,889,062)	(926,182)	(15,050,610)

		(733,753,033)		(469,655,972)

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Advantage Dow Jones Target Date Funds	Statement of changes in net assets

	Target 2040 Fund
	Six months ended August 31, 2013 (unaudited)	Year ended February 28, 2013

Capital share transactions (continued)
Net increase in net assets resulting from capital share transactions	$127,068,481	$207,619,873

Total increase in net assets	188,668,977	287,756,790

Net assets
Beginning of period	1,564,113,905	1,276,357,115

End of period	$1,752,782,882	$1,564,113,905

Undistributed net investment income	$2,954,442	$295,314

1.	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

2.	On June 1, 2013, Institutional Class was renamed Class R6.

3.	For the period from June 28, 2013 (commencement of class operations) to August 31, 2013

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	47

	Target 2045 Fund
	Six months ended August 31, 2013 (unaudited)		Year ended February 28, 2013

Operations
Net investment income		$5,218,056			$7,096,558
Net realized gains on investments		14,560,414			11,755,969
Net change in unrealized gains (losses) on investments		13,780,234			31,365,707

Net increase in net assets resulting from operations		33,558,704			50,218,234

Distributions to shareholders from
Net investment income
Class A		(94)			(50)[1]
Class R4		(628,420)			(53)[1]
Class R6[2]		(2,070,962)			(4,502,927)
Administrator Class		(545,314)			(715,251)
Investor Class		(1,069,788)			(1,818,785)
Net realized gains
Class A		0			(131)[1]
Class R4		0			(131)[1]
Class R6[2]		0			(3,554,148)
Administrator Class		0			(967,031)
Investor Class		0			(2,107,202)

Total distributions to shareholders		(4,314,578)			(13,665,709)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	951	9,853	1,254	[1]	12,184 [1]
Class R	2,392 [3]	25,000 [3]	N/A		N/A
Class R4	13,685,521	147,175,361	122,408	[1]	1,249,149 [1]
Class R6[2]	7,083,045	74,730,545	14,952,130		143,325,379
Administrator Class	1,780,643	18,977,812	5,563,085		53,625,273
Investor Class	3,374,344	35,960,433	8,018,716		76,275,977

		276,879,004			274,487,962

Reinvestment of distributions
Class A	9	94	19	[1]	181 [1]
Class R4	59,490	600,908	19	[1]	184 [1]
Class R6[2]	202,417	2,057,139	838,463		7,938,593
Administrator Class	53,439	545,314	175,554		1,682,282
Investor Class	104,537	1,069,700	409,148		3,927,887

		4,273,155			13,549,127

Payment for shares redeemed
Class A	(135)	(1,481)	0	[1]	0 [1]
Class R4	(1,591,144)	(16,707,687)	0	[1]	0 [1]
Class R6[2]	(15,387,433)	(164,715,324)	(6,415,685)		(60,996,739)
Administrator Class	(919,164)	(9,734,882)	(1,540,011)		(14,868,581)
Investor Class	(12,409,645)	(137,015,136)	(3,083,641)		(29,838,881)

		(328,174,510)			(105,704,201)

Net increase (decrease) in net assets resulting from capital share transactions		(47,022,351)			182,332,888

Total increase (decrease) in net assets		(17,778,225)			218,885,413

Net assets
Beginning of period		589,462,119			370,576,706

End of period		$571,683,894			$589,462,119

Undistributed net investment income		$1,245,885			$342,407

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

2.	On June 1, 2013, Institutional Class was renamed Class R6.

3.	For the period from June 28, 2013 (commencement of class operations) to August 31, 2013

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Advantage Dow Jones Target Date Funds	Statement of changes in net assets

	Target 2050 Fund
	Six months ended August 31, 2013 (unaudited)		Year ended February 28, 2013

Operations
Net investment income		$8,993,881			$14,027,188
Net realized gains on investments		23,216,536			25,488,439
Net change in unrealized gains (losses) on investments		16,019,573			46,190,819

Net increase in net assets resulting from operations		48,229,990			85,706,446

Distributions to shareholders from
Net investment income
Class A		(73)			(51)[1]
Class C		(62)			(44)[1]
Class R4		(1,151,427)			(196)[1]
Class R6[2]		(4,941,758)			(12,251,668)
Administrator Class		(925,413)			(1,533,534)
Investor Class		(246,469)			(448,865)
Net realized gains
Class A		0			(219)[1]
Class C		0			(219)[1]
Class R4		0			(219)[1]
Class R6[2]		0			(15,938,589)
Administrator Class		0			(2,685,304)
Investor Class		0			(770,780)

Total distributions to shareholders		(7,265,202)			(33,629,688)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	625	6,360	1,117	[1]	10,400 [1]
Class C	1,350	13,611	1,761	[1]	16,484 [1]
Class R	2,523 [3]	25,000 [3]	N/A		N/A
Class R4	26,357,389	270,882,492	672,052	[1]	6,542,199 [1]
Class R6[2]	12,532,118	126,369,859	30,336,003		278,388,970
Administrator Class	3,867,452	38,996,312	8,006,587		73,473,819
Investor Class	1,152,797	11,658,133	1,471,478		13,332,753

		447,951,767			371,764,625

Reinvestment of distributions
Class A	8	73	29	[1]	270 [1]
Class C	6	62	29	[1]	263 [1]
Class R4	114,990	1,108,881	45	[1]	415 [1]
Class R6[2]	505,403	4,916,431	3,069,740		27,932,460
Administrator Class	95,461	924,655	464,152		4,218,754
Investor Class	25,346	246,179	133,355		1,215,453

		7,196,281			33,367,615

Payment for shares redeemed
Class R4	(2,078,623)	(21,055,554)	(186)[1]		(1,812)[1]
Class R6[2]	(31,540,533)	(322,658,081)	(26,622,210)		(245,706,150)
Administrator Class	(2,619,887)	(26,465,343)	(3,712,040)		(34,038,494)
Investor Class	(536,572)	(5,490,145)	(684,205)		(6,315,223)

		(375,669,123)			(286,061,679)

Net increase in net assets resulting from capital share transactions		79,478,925			119,070,561

Total increase in net assets		120,443,713			171,147,319

Net assets
Beginning of period		941,054,644			769,907,325

End of period		$1,061,498,357			$941,054,644

Undistributed net investment income		$1,961,301			$232,622

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

2.	On June 1, 2013, Institutional Class was renamed Class R6.

3.	For the period from June 28, 2013 (commencement of class operations) to August 31, 2013

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	49

	Target 2055 Fund
	Six months ended August 31, 2013 (unaudited)		Year ended February 28, 2013

Operations
Net investment income		$547,315			$362,433
Net realized gains on investments		1,309,273			188,303
Net change in unrealized gains (losses) on investments		649,889			2,488,135

Net increase in net assets resulting from operations		2,506,477			3,038,871

Distributions to shareholders from
Net investment income
Class A		(89)			(40)[1]
Class R4		(50,788)			(42)[1]
Class R6[2]		(309,188)			(296,520)
Administrator Class		(30,000)			(31,579)
Investor Class		(9,049)			(9,991)

Total distributions to shareholders		(399,114)			(338,172)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	439	4,937	1,237	[1]	12,709 [1]
Class R	2,271 [3]	25,000 [3]	N/A		N/A
Class R4	1,389,536	15,996,642	3,040	[1]	32,517 [1]
Class R6[2]	3,464,956	39,125,510	4,176,528		42,583,989
Administrator Class	231,578	2,625,826	401,534		4,105,795
Investor Class	131,075	1,473,349	145,817		1,485,321

		59,251,264			48,220,331

Reinvestment of distributions
Class A	8	89	4	[1]	40 [1]
Class R4	4,555	49,331	4	[1]	42 [1]
Class R6[2]	28,373	308,761	29,858		296,174
Administrator Class	2,758	30,000	3,158		31,579
Investor Class	837	9,031	1,020		9,939

		397,212			337,774

Payment for shares redeemed
Class A	(60)	(682)	0	[1]	0 [1]
Class R4	(179,208)	(2,033,394)	0	[1]	0 [1]
Class R6[2]	(2,330,851)	(26,628,930)	(1,761,054)		(17,810,369)
Administrator Class	(135,242)	(1,552,343)	(148,125)		(1,495,508)
Investor Class	(41,214)	(466,479)	(56,303)		(581,384)

		(30,681,828)			(19,887,261)

Net increase in net assets resulting from capital share transactions		28,966,648			28,670,844

Total increase in net assets		31,074,011			31,371,543

Net assets
Beginning of period		42,385,260			11,013,717

End of period		$73,459,271			$42,385,260

Undistributed net investment income		$198,731			$50,530

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

2.	On June 1, 2013, Institutional Class was renamed Class R6.

3.	For the period from June 28, 2013 (commencement of class operations) to August 31, 2013

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target Today Fund
Class A
March 1, 2013 to August 31, 2013 (unaudited)	$10.84	0.07	[4]	(0.24)	(0.06)	0.00
March 1, 2012 to February 28, 2013	$10.86	0.15	[4]	0.08	(0.17)	(0.08)
March 1, 2011 to February 29, 2012	$10.56	0.18	[4]	0.39	(0.22)	(0.05)
March 1, 2010 to February 28, 2011	$10.04	0.18	[4]	0.57	(0.23)	0.00
March 1, 2009 to February 28, 2010	$8.86	0.22	[4]	1.20	(0.24)	0.00
March 1, 2008 to February 28, 2009	$10.10	0.26	[4]	(1.15)	(0.29)	(0.06)
Class B
March 1, 2013 to August 31, 2013 (unaudited)	$11.26	0.04	[4]	(0.26)	(0.01)	0.00
March 1, 2012 to February 28, 2013	$11.22	0.07	[4]	0.08	(0.03)	(0.08)
March 1, 2011 to February 29, 2012	$10.87	0.10	[4]	0.41	(0.11)	(0.05)
March 1, 2010 to February 28, 2011	$10.31	0.11	[4]	0.58	(0.13)	0.00
March 1, 2009 to February 28, 2010	$9.08	0.16	[4]	1.22	(0.15)	0.00
March 1, 2008 to February 28, 2009	$10.33	0.19	[4]	(1.17)	(0.21)	(0.06)
Class C
March 1, 2013 to August 31, 2013 (unaudited)	$11.09	0.03	[4]	(0.25)	(0.02)	0.00
March 1, 2012 to February 28, 2013	$11.11	0.07		0.08	(0.09)	(0.08)
March 1, 2011 to February 29, 2012	$10.78	0.10	[4]	0.41	(0.13)	(0.05)
March 1, 2010 to February 28, 2011	$10.25	0.11	[4]	0.57	(0.15)	0.00
March 1, 2009 to February 28, 2010	$9.04	0.15	[4]	1.23	(0.17)	0.00
March 1, 2008 to February 28, 2009	$10.30	0.19	[4]	(1.18)	(0.21)	(0.06)
Class R
June 28, 2013[6] to August 31, 2013 (unaudited)	$10.57	0.01	[4]	0.03	0.00	0.00
Class R4
March 1, 2013 to August 31, 2013 (unaudited)	$11.08	0.09	[4]	(0.24)	(0.08)	0.00
November 30, 2012[6] to February 28, 2013	$11.24	0.05	[4]	(0.06)	(0.07)	(0.08)
Class R6[7]
March 1, 2013 to August 31, 2013 (unaudited)	$11.07	0.10	[4]	(0.25)	(0.09)	0.00
March 1, 2012 to February 28, 2013	$11.09	0.21		0.08	(0.23)	(0.08)
March 1, 2011 to February 29, 2012	$10.77	0.24		0.40	(0.27)	(0.05)
March 1, 2010 to February 28, 2011	$10.24	0.24	[4]	0.58	(0.29)	0.00
March 1, 2009 to February 28, 2010	$9.03	0.27	[4]	1.22	(0.28)	0.00
March 1, 2008 to February 28, 2009	$10.29	0.32	[4]	(1.18)	(0.34)	(0.06)
Administrator Class
March 1, 2013 to August 31, 2013 (unaudited)	$11.05	0.08		(0.24)	(0.07)	0.00
March 1, 2012 to February 28, 2013	$11.07	0.17		0.08	(0.19)	(0.08)
March 1, 2011 to February 29, 2012	$10.75	0.20		0.40	(0.23)	(0.05)
March 1, 2010 to February 28, 2011	$10.19	0.20	[4]	0.58	(0.22)	0.00
March 1, 2009 to February 28, 2010	$9.03	0.25	[4]	1.21	(0.30)	0.00
March 1, 2008 to February 28, 2009	$10.29	0.29	[4]	(1.17)	(0.32)	(0.06)
Investor Class
March 1, 2013 to August 31, 2013 (unaudited)	$11.04	0.07		(0.25)	(0.06)	0.00
March 1, 2012 to February 28, 2013	$11.05	0.16		0.09	(0.18)	(0.08)
March 1, 2011 to February 29, 2012	$10.74	0.19		0.40	(0.23)	(0.05)
March 1, 2010 to February 28, 2011	$10.21	0.20	[4]	0.58	(0.25)	0.00
March 1, 2009 to February 28, 2010	$9.01	0.24	[4]	1.22	(0.26)	0.00
March 1, 2008 to February 28, 2009	$10.28	0.28	[4]	(1.17)	(0.32)	(0.06)

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	51

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$10.61	1.27%	1.04%	0.89%	(1.57)%	24%	$18,113
$10.84	1.39%	1.08%	0.96%	2.15%	39%	$19,815
$10.86	1.69%	1.08%	0.96%	5.47%	46%	$21,822
$10.56	1.82%	1.10%	0.97%	7.56%	51%	$22,862
$10.04	2.29%	1.24%	1.13%	16.13%	91%	$22,145
$8.86	2.71%	1.27%	1.15%	(9.06)%	45%	$20,151

$11.03	0.67%	1.78%	1.64%	(1.97)%	24%	$70
$11.26	0.66%	1.82%	1.71%	1.39%	39%	$108
$11.22	0.97%	1.82%	1.70%	4.73%	46%	$242
$10.87	1.08%	1.85%	1.72%	6.78%	51%	$865
$10.31	1.58%	2.00%	1.89%	15.23%	91%	$2,155
$9.08	1.96%	2.02%	1.90%	(9.73)%	45%	$3,563

$10.85	0.52%	1.79%	1.64%	(1.99)%	24%	$4,288
$11.09	0.64%	1.83%	1.71%	1.36%	39%	$4,945
$11.11	0.94%	1.83%	1.71%	4.81%	46%	$5,100
$10.78	1.07%	1.85%	1.72%	6.69%	51%	$5,605
$10.25	1.56%	1.93%	1.82%	15.30%	91%	$5,498
$9.04	1.97%	2.01%	1.90%	(9.80)%	45%	$4,741

$10.61	0.72%	1.26%	1.06%	0.38%	24%	$25

$10.85	1.65%	0.67%	0.45%	(1.36)%	24%	$366,862
$11.08	2.06%	0.75%	0.45%	(0.09)%	39%	$3,073

$10.83	1.78%	0.61%	0.41%	(1.31)%	24%	$234,314
$11.07	1.90%	0.65%	0.45%	2.63%	39%	$671,576
$11.09	2.20%	0.65%	0.45%	6.09%	46%	$700,645
$10.77	2.31%	0.66%	0.45%	8.14%	51%	$580,536
$10.24	2.73%	0.72%	0.53%	16.67%	91%	$254,513
$9.03	3.26%	0.82%	0.62%	(8.60)%	45%	$76,391

$10.82	1.43%	0.88%	0.73%	(1.47)%	24%	$121,990
$11.05	1.54%	0.92%	0.80%	2.29%	39%	$139,771
$11.07	1.84%	0.92%	0.80%	5.74%	46%	$121,886
$10.75	1.99%	0.93%	0.80%	7.70%	51%	$77,216
$10.19	2.53%	1.00%	0.82%	16.30%	91%	$63,796
$9.03	3.02%	1.09%	0.85%	(8.80)%	45%	$43,072

$10.80	1.30%	1.10%	0.86%	(1.60)%	24%	$77,164
$11.04	1.48%	1.14%	0.86%	2.32%	39%	$107,673
$11.05	1.79%	1.15%	0.86%	5.59%	46%	$107,779
$10.74	1.91%	1.18%	0.86%	7.72%	51%	$86,784
$10.21	2.41%	1.28%	0.89%	16.33%	91%	$39,395
$9.01	2.97%	1.37%	0.91%	(8.93)%	45%	$12,397

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2010 Fund
Class A
March 1, 2013 to August 31, 2013 (unaudited)	$13.30	0.09	[4]	(0.24)	0.00	0.00
March 1, 2012 to February 28, 2013	$13.26	0.19	[4]	0.19	(0.21)	(0.13)
March 1, 2011 to February 29, 2012	$12.86	0.21	[4]	0.43	(0.24)	0.00
March 1, 2010 to February 28, 2011	$12.04	0.22	[4]	0.88	(0.28)	0.00
March 1, 2009 to February 28, 2010	$10.15	0.25	[4]	1.93	(0.29)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.71	0.31	[4]	(2.42)	(0.35)	(0.10)
Class B
March 1, 2013 to August 31, 2013 (unaudited)	$13.43	0.04	[4]	(0.24)	0.00	0.00
March 1, 2012 to February 28, 2013	$13.37	0.09	[4]	0.19	(0.09)	(0.13)
March 1, 2011 to February 29, 2012	$12.93	0.12	[4]	0.44	(0.12)	0.00
March 1, 2010 to February 28, 2011	$12.10	0.12	[4]	0.88	(0.17)	0.00
March 1, 2009 to February 28, 2010	$10.18	0.17	[4]	1.93	(0.18)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.73	0.22	[4]	(2.42)	(0.25)	(0.10)
Class C
March 1, 2013 to August 31, 2013 (unaudited)	$13.48	0.04	[4]	(0.24)	0.00	0.00
March 1, 2012 to February 28, 2013	$13.44	0.09		0.19	(0.11)	(0.13)
March 1, 2011 to February 29, 2012	$13.03	0.12	[4]	0.43	(0.14)	0.00
March 1, 2010 to February 28, 2011	$12.19	0.12	[4]	0.91	(0.19)	0.00
March 1, 2009 to February 28, 2010	$10.27	0.16	[4]	1.96	(0.20)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.85	0.22	[4]	(2.45)	(0.25)	(0.10)
Class R
June 28, 2013[6] to August 31, 2013 (unaudited)	$13.08	0.03		0.03	0.00	0.00
Class R4
March 1, 2013 to August 31, 2013 (unaudited)	$13.43	0.15		(0.28)	0.00	0.00
November 30, 2012[6] to February 28, 2013	$13.56	0.08		0.00 [5]	(0.08)	(0.13)
Class R6[7]
March 1, 2013 to August 31, 2013 (unaudited)	$13.43	0.13	[4]	(0.25)	0.00	0.00
March 1, 2012 to February 28, 2013	$13.39	0.26		0.19	(0.28)	(0.13)
March 1, 2011 to February 29, 2012	$12.97	0.28		0.45	(0.31)	0.00
March 1, 2010 to February 28, 2011	$12.15	0.28		0.88	(0.34)	0.00
March 1, 2009 to February 28, 2010	$10.24	0.31	[4]	1.95	(0.35)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.81	0.37	[4]	(2.43)	(0.41)	(0.10)
Administrator Class
March 1, 2013 to August 31, 2013 (unaudited)	$13.42	0.10	[4]	(0.24)	0.00	0.00
March 1, 2012 to February 28, 2013	$13.38	0.21	[4]	0.19	(0.23)	(0.13)
March 1, 2011 to February 29, 2012	$12.97	0.24		0.43	(0.26)	0.00
March 1, 2010 to February 28, 2011	$12.14	0.24		0.89	(0.30)	0.00
March 1, 2009 to February 28, 2010	$10.24	0.27	[4]	1.95	(0.32)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.82	0.34	[4]	(2.44)	(0.38)	(0.10)
Investor Class
March 1, 2013 to August 31, 2013 (unaudited)	$13.40	0.09	[4]	(0.24)	0.00	0.00
March 1, 2012 to February 28, 2013	$13.36	0.20		0.19	(0.22)	(0.13)
March 1, 2011 to February 29, 2012	$12.95	0.23		0.43	(0.25)	0.00
March 1, 2010 to February 28, 2011	$12.12	0.22	[4]	0.90	(0.29)	0.00
March 1, 2009 to February 28, 2010	$10.22	0.27	[4]	1.94	(0.31)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.80	0.33	[4]	(2.43)	(0.38)	(0.10)

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	53

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$13.15	1.35%	1.04%	0.91%	(1.13)%	23%	$33,352
$13.30	1.39%	1.08%	0.99%	2.92%	37%	$36,462
$13.26	1.63%	1.08%	0.99%	5.05%	43%	$39,691
$12.86	1.72%	1.10%	1.00%	9.24%	47%	$42,615
$12.04	2.16%	1.16%	1.10%	21.64%	86%	$42,316
$10.15	2.62%	1.25%	1.18%	(16.98)%	43%	$39,175

$13.23	0.58%	1.79%	1.67%	(1.49)%	23%	$214
$13.43	0.67%	1.83%	1.74%	2.12%	37%	$341
$13.37	0.90%	1.83%	1.74%	4.35%	43%	$748
$12.93	0.98%	1.85%	1.75%	8.45%	47%	$1,542
$12.10	1.45%	1.92%	1.86%	20.69%	86%	$2,716
$10.18	1.87%	2.00%	1.93%	(17.58)%	43%	$4,269

$13.28	0.60%	1.79%	1.66%	(1.48)%	23%	$2,903
$13.48	0.64%	1.83%	1.74%	2.10%	37%	$3,269
$13.44	0.88%	1.83%	1.74%	4.28%	43%	$3,323
$13.03	0.96%	1.85%	1.75%	8.48%	47%	$3,114
$12.19	1.42%	1.91%	1.85%	20.76%	86%	$2,580
$10.27	1.87%	2.00%	1.93%	(17.59)%	43%	$2,464

$13.14	1.10%	1.30%	1.08%	0.46%	23%	$25

$13.30	1.75%	0.67%	0.47%	(0.97)%	23%	$209,731
$13.43	2.03%	0.75%	0.47%	0.63%	37%	$5,555

$13.31	1.85%	0.61%	0.43%	(0.89)%	23%	$241,735
$13.43	1.91%	0.65%	0.48%	3.43%	37%	$486,113
$13.39	2.14%	0.65%	0.48%	5.61%	43%	$563,343
$12.97	2.23%	0.66%	0.48%	9.90%	47%	$455,447
$12.15	2.63%	0.71%	0.59%	22.15%	86%	$359,320
$10.24	3.15%	0.80%	0.65%	(16.47)%	43%	$239,731

$13.28	1.51%	0.88%	0.75%	(1.04)%	23%	$211,680
$13.42	1.54%	0.92%	0.83%	3.08%	37%	$241,045
$13.38	1.79%	0.92%	0.83%	5.25%	43%	$190,863
$12.97	1.88%	0.93%	0.83%	9.44%	47%	$191,943
$12.14	2.36%	0.98%	0.86%	21.86%	86%	$172,322
$10.24	2.92%	1.07%	0.88%	(16.73)%	43%	$110,425

$13.25	1.38%	1.10%	0.89%	(1.12)%	23%	$56,423
$13.40	1.49%	1.14%	0.89%	3.01%	37%	$64,161
$13.36	1.73%	1.15%	0.89%	5.21%	43%	$61,766
$12.95	1.79%	1.18%	0.89%	9.40%	47%	$53,646
$12.12	2.27%	1.26%	0.92%	21.86%	86%	$25,103
$10.22	2.86%	1.36%	0.94%	(16.78)%	43%	$11,265

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2015 Fund
Class A
March 1, 2013 to August 31, 2013 (unaudited)	$10.13	0.08		(0.12)	(0.07)	0.00
November 30, 2012[6] to February 28, 2013	$10.11	0.03	[4]	0.13	(0.04)	(0.10)
Class R
June 28, 2013[6] to August 31, 2013 (unaudited)	$10.08	0.02		0.05	0.00	0.00
Class R4
March 1, 2013 to August 31, 2013 (unaudited)	$10.14	0.08		(0.10)	(0.08)	0.00
November 30, 2012[6] to February 28, 2013	$10.11	0.05	[4]	0.13	(0.05)	(0.10)
Class R6[7]
March 1, 2013 to August 31, 2013 (unaudited)	$10.13	0.11		(0.12)	(0.09)	0.00
March 1, 2012 to February 28, 2013	$9.98	0.18	[4]	0.27	(0.20)	(0.10)
March 1, 2011 to February 29, 2012	$9.81	0.19		0.29	(0.20)	(0.11)
March 1, 2010 to February 28, 2011	$9.05	0.19		0.85	(0.23)	(0.05)
March 1, 2009 to February 28, 2010	$7.23	0.21	[4]	1.77	(0.16)	0.00
March 1, 2008 to February 28, 2009	$9.92	0.25	[4]	(2.33)	(0.31)	0.00
Administrator Class
March 1, 2013 to August 31, 2013 (unaudited)	$10.24	0.08		(0.10)	(0.07)	0.00
March 1, 2012 to February 28, 2013	$10.10	0.15	[4]	0.26	(0.17)	(0.10)
March 1, 2011 to February 29, 2012	$9.92	0.17		0.29	(0.17)	(0.11)
March 1, 2010 to February 28, 2011	$9.15	0.17		0.85	(0.20)	(0.05)
March 1, 2009 to February 28, 2010	$7.31	0.17	[4]	1.82	(0.15)	0.00
March 1, 2008 to February 28, 2009	$10.04	0.24	[4]	(2.37)	(0.30)	0.00
Investor Class
March 1, 2013 to August 31, 2013 (unaudited)	$10.26	0.07	[4]	(0.11)	(0.07)	0.00
March 1, 2012 to February 28, 2013	$10.11	0.14		0.27	(0.16)	(0.10)
March 1, 2011 to February 29, 2012	$9.93	0.16		0.29	(0.16)	(0.11)
March 1, 2010 to February 28, 2011	$9.16	0.16	[4]	0.85	(0.19)	(0.05)
March 1, 2009 to February 28, 2010	$7.32	0.15	[4]	1.83	(0.14)	0.00
March 1, 2008 to February 28, 2009	$10.03	0.22	[4]	(2.34)	(0.29)	0.00

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	55

Distributions from tax basis return of capital	Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
		Net investment income[1]	Gross expenses[1]	Net expenses[1]

0.00	$10.02	1.41%	1.02%	0.84%	(0.34)%	22%	$156
0.00	$10.13	1.28%	1.05%	0.84%	1.60%	35%	$10

0.00	$10.15	1.01%	1.25%	1.09%	0.69%	22%	$25

0.00	$10.04	1.73%	0.67%	0.48%	(0.14)%	22%	$138,050
0.00	$10.14	1.90%	0.75%	0.48%	1.72%	35%	$2,614

0.00	$10.03	1.84%	0.59%	0.42%	(0.10)%	22%	$468,841
0.00	$10.13	1.87%	0.65%	0.49%	4.56%	35%	$613,945
0.00	$9.98	2.05%	0.65%	0.49%	5.06%	40%	$536,453
0.00	$9.81	2.11%	0.66%	0.49%	11.68%	44%	$387,146
0.00	$9.05	2.43%	0.72%	0.54%	27.56%	77%	$235,807
(0.30)	$7.23	2.91%	1.06%	0.66%	(22.00)%	41%	$22,002

0.00	$10.15	1.50%	0.87%	0.76%	(0.17)%	22%	$188,577
0.00	$10.24	1.47%	0.92%	0.84%	4.06%	35%	$194,125
0.00	$10.10	1.70%	0.92%	0.84%	4.74%	40%	$84,759
0.00	$9.92	1.76%	0.93%	0.84%	11.28%	44%	$61,227
0.00	$9.15	1.89%	1.03%	0.86%	27.28%	77%	$42,190
(0.30)	$7.31	2.69%	1.37%	0.89%	(22.21)%	41%	$12,138

0.00	$10.15	1.36%	1.10%	0.90%	(0.40)%	22%	$119,238
0.00	$10.26	1.46%	1.14%	0.90%	4.08%	35%	$200,596
0.00	$10.11	1.65%	1.15%	0.90%	4.67%	40%	$165,774
0.00	$9.93	1.69%	1.18%	0.90%	11.22%	44%	$142,622
0.00	$9.16	1.75%	1.31%	0.93%	27.19%	77%	$43,004
(0.30)	$7.32	2.62%	1.60%	0.95%	(22.15)%	41%	$8,959

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2020 Fund
Class A
March 1, 2013 to August 31, 2013 (unaudited)	$14.53	0.10		0.00 [5]	0.00	0.00
March 1, 2012 to February 28, 2013	$14.25	0.20		0.50	(0.21)	(0.21)
March 1, 2011 to February 29, 2012	$13.97	0.21		0.33	(0.22)	(0.04)
March 1, 2010 to February 28, 2011	$12.54	0.20		1.46	(0.23)	0.00
March 1, 2009 to February 28, 2010	$9.58	0.21	[4]	2.97	(0.22)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.78	0.26	[4]	(4.04)	(0.27)	(0.15)
Class B
March 1, 2013 to August 31, 2013 (unaudited)	$14.47	0.04	[4]	0.00 [5]	0.00	0.00
March 1, 2012 to February 28, 2013	$14.16	0.09	[4]	0.51	(0.08)	(0.21)
March 1, 2011 to February 29, 2012	$13.85	0.10	[4]	0.33	(0.08)	(0.04)
March 1, 2010 to February 28, 2011	$12.41	0.09	[4]	1.46	(0.11)	0.00
March 1, 2009 to February 28, 2010	$9.50	0.12	[4]	2.95	(0.16)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.66	0.17	[4]	(4.01)	(0.17)	(0.15)
Class C
March 1, 2013 to August 31, 2013 (unaudited)	$14.49	0.04		0.01	0.00	0.00
March 1, 2012 to February 28, 2013	$14.20	0.09		0.51	(0.10)	(0.21)
March 1, 2011 to February 29, 2012	$13.93	0.08		0.35	(0.12)	(0.04)
March 1, 2010 to February 28, 2011	$12.51	0.08		1.48	(0.14)	0.00
March 1, 2009 to February 28, 2010	$9.58	0.12	[4]	2.98	(0.17)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.78	0.17	[4]	(4.05)	(0.17)	(0.15)
Class R
June 28, 2013[6] to August 31, 2013 (unaudited)	$14.48	0.02	[4]	0.13	0.00	0.00
Class R4
March 1, 2013 to August 31, 2013 (unaudited)	$14.77	0.13	[4]	0.01	0.00	0.00
November 30, 2012 [6] to February 28, 2013	$14.66	0.09		0.31	(0.08)	(0.21)
Class R6[7]
March 1, 2013 to August 31, 2013 (unaudited)	$14.77	0.19		(0.05)	0.00	0.00
March 1, 2012 to February 28, 2013	$14.47	0.27		0.52	(0.28)	(0.21)
March 1, 2011 to February 29, 2012	$14.19	0.27	[4]	0.35	(0.30)	(0.04)
March 1, 2010 to February 28, 2011	$12.73	0.26		1.50	(0.30)	0.00
March 1, 2009 to February 28, 2010	$9.73	0.27	[4]	3.01	(0.28)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.98	0.32	[4]	(4.08)	(0.34)	(0.15)
Administrator Class
March 1, 2013 to August 31, 2013 (unaudited)	$14.73	0.11		0.01	0.00	0.00
March 1, 2012 to February 28, 2013	$14.44	0.21	[4]	0.52	(0.23)	(0.21)
March 1, 2011 to February 29, 2012	$14.15	0.23		0.35	(0.25)	(0.04)
March 1, 2010 to February 28, 2011	$12.70	0.21		1.50	(0.26)	0.00
March 1, 2009 to February 28, 2010	$9.71	0.23	[4]	3.01	(0.25)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.96	0.30	[4]	(4.09)	(0.31)	(0.15)
Investor Class
March 1, 2013 to August 31, 2013 (unaudited)	$14.72	0.10		0.01	0.00	0.00
March 1, 2012 to February 28, 2013	$14.43	0.21		0.51	(0.22)	(0.21)
March 1, 2011 to February 29, 2012	$14.14	0.22		0.35	(0.24)	(0.04)
March 1, 2010 to February 28, 2011	$12.70	0.20	[4]	1.49	(0.25)	0.00
March 1, 2009 to February 28, 2010	$9.71	0.22	[4]	3.02	(0.25)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.96	0.29	[4]	(4.08)	(0.31)	(0.15)

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	57

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income (loss)[1]	Gross expenses[1]	Net expenses[1]

$14.63	1.32%	1.01%	0.94%	0.69%	20%	$74,086
$14.53	1.36%	1.06%	1.01%	5.00%	32%	$74,720
$14.25	1.45%	1.05%	1.01%	3.97%	35%	$74,955
$13.97	1.46%	1.08%	1.02%	13.41%	39%	$77,784
$12.54	1.77%	1.15%	1.11%	33.45%	66%	$72,653
$9.58	2.10%	1.25%	1.20%	(27.90)%	38%	$59,671

$14.51	0.57%	1.76%	1.70%	0.28%	20%	$335
$14.47	0.63%	1.81%	1.76%	4.27%	32%	$599
$14.16	0.78%	1.80%	1.76%	3.11%	35%	$1,048
$13.85	0.73%	1.83%	1.77%	12.57%	39%	$2,428
$12.41	1.04%	1.90%	1.86%	32.44%	66%	$5,030
$9.50	1.36%	2.00%	1.95%	(28.43)%	38%	$5,495

$14.54	0.57%	1.76%	1.68%	0.35%	20%	$5,070
$14.49	0.61%	1.81%	1.76%	4.28%	32%	$4,514
$14.20	0.68%	1.81%	1.76%	3.14%	35%	$4,600
$13.93	0.70%	1.83%	1.77%	12.65%	39%	$3,922
$12.51	1.00%	1.90%	1.86%	32.35%	66%	$2,752
$9.58	1.36%	2.00%	1.95%	(28.46)%	38%	$1,840

$14.63	0.92%	1.24%	1.11%	1.04%	20%	$25

$14.91	1.67%	0.64%	0.50%	0.95%	20%	$755,144
$14.77	1.72%	0.73%	0.50%	2.79%	32%	$23,050

$14.91	1.83%	0.57%	0.44%	0.95%	20%	$969,751
$14.77	1.85%	0.63%	0.50%	5.60%	32%	$1,605,032
$14.47	1.85%	0.63%	0.50%	4.47%	35%	$1,540,045
$14.19	1.96%	0.64%	0.50%	14.03%	39%	$1,250,249
$12.73	2.22%	0.69%	0.60%	33.98%	66%	$822,479
$9.73	2.63%	0.81%	0.67%	(27.46)%	38%	$414,090

$14.85	1.48%	0.85%	0.78%	0.81%	20%	$679,333
$14.73	1.47%	0.90%	0.85%	5.19%	32%	$688,261
$14.44	1.63%	0.90%	0.85%	4.17%	35%	$468,494
$14.15	1.62%	0.91%	0.85%	13.60%	39%	$439,314
$12.70	1.96%	0.97%	0.88%	33.64%	66%	$342,078
$9.71	2.42%	1.07%	0.90%	(27.66)%	38%	$196,606

$14.83	1.37%	1.07%	0.91%	0.75%	20%	$180,175
$14.72	1.43%	1.12%	0.91%	5.12%	32%	$173,813
$14.43	1.54%	1.13%	0.91%	4.12%	35%	$144,478
$14.14	1.53%	1.15%	0.91%	13.56%	39%	$119,297
$12.70	1.84%	1.24%	0.94%	33.51%	66%	$53,535
$9.71	2.34%	1.36%	0.96%	(27.70)%	38%	$15,254

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income (loss)[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2025 Fund
Class A
March 1, 2013 to August 31, 2013 (unaudited)	$9.95	0.08		0.10	(0.06)	0.00
November 30, 2012[6] to February 28, 2013	$9.83	0.04		0.33	(0.05)	(0.20)
Class R
June 28, 2013[6] to August 31, 2013 (unaudited)	$9.95	0.02		0.12	0.00	0.00
Class R4
March 1, 2013 to August 31, 2013 (unaudited)	$9.97	0.09	[4]	0.10	(0.07)	0.00
November 30, 2012[6] to February 28, 2013	$9.83	0.06		0.33	(0.05)	(0.20)
Class R6[7]
March 1, 2013 to August 31, 2013 (unaudited)	$9.96	0.10		0.11	(0.08)	0.00
March 1, 2012 to February 28, 2013	$9.71	0.18		0.45	(0.18)	(0.20)
March 1, 2011 to February 29, 2012	$9.79	0.17	[4]	0.16	(0.18)	(0.23)
March 1, 2010 to February 28, 2011	$8.68	0.16		1.26	(0.19)	(0.12)
March 1, 2009 to February 28, 2010	$6.24	0.18	[4]	2.39	(0.13)	0.00
March 1, 2008 to February 28, 2009	$9.49	0.20	[4]	(3.26)	(0.19)	0.00
Administrator Class
March 1, 2013 to August 31, 2013 (unaudited)	$9.98	0.08		0.11	(0.06)	0.00
March 1, 2012 to February 28, 2013	$9.74	0.14	[4]	0.45	(0.15)	(0.20)
March 1, 2011 to February 29, 2012	$9.81	0.14	[4]	0.17	(0.15)	(0.23)
March 1, 2010 to February 28, 2011	$8.69	0.13	[4]	1.26	(0.15)	(0.12)
March 1, 2009 to February 28, 2010	$6.25	(0.04)[4]		2.61	(0.13)	0.00
March 1, 2008 to February 28, 2009	$9.53	0.20	[4]	(3.29)	(0.19)	0.00
Investor Class
March 1, 2013 to August 31, 2013 (unaudited)	$9.97	0.07	[4]	0.11	(0.06)	0.00
March 1, 2012 to February 28, 2013	$9.72	0.14		0.46	(0.15)	(0.20)
March 1, 2011 to February 29, 2012	$9.80	0.14	[4]	0.15	(0.14)	(0.23)
March 1, 2010 to February 28, 2011	$8.68	0.13	[4]	1.25	(0.14)	(0.12)
March 1, 2009 to February 28, 2010	$6.25	(0.08)[4]		2.64	(0.13)	0.00
March 1, 2008 to February 28, 2009	$9.51	0.18	[4]	(3.26)	(0.18)	0.00

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	59

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income (loss)[1]	Gross expenses[1]	Net expenses[1]

$10.07	1.36%	0.99%	0.86%	1.84%	18%	$563
$9.95	1.01%	1.06%	0.86%	3.92%	28%	$159

$10.09	0.87%	1.21%	1.11%	1.41%	18%	$25

$10.09	1.65%	0.64%	0.50%	1.95%	18%	$270,483
$9.97	1.51%	0.73%	0.50%	4.13%	28%	$4,210

$10.09	1.84%	0.56%	0.43%	2.09%	18%	$1,365,933
$9.96	1.83%	0.63%	0.50%	6.74%	28%	$1,577,058
$9.71	1.83%	0.64%	0.50%	3.77%	31%	$1,431,120
$9.79	1.83%	0.64%	0.50%	16.75%	33%	$1,290,513
$8.68	2.07%	0.66%	0.53%	41.46%	54%	$1,057,514
$6.24	2.50%	1.07%	0.53%	(32.81)%	35%	$26,335

$10.11	1.48%	0.85%	0.77%	1.92%	18%	$293,062
$9.98	1.42%	0.90%	0.85%	6.27%	28%	$271,593
$9.74	1.47%	0.91%	0.85%	3.49%	31%	$111,673
$9.81	1.46%	0.91%	0.85%	16.32%	33%	$69,590
$8.69	(0.51)%	1.01%	0.89%	41.33%	54%	$39,111
$6.25	2.42%	1.35%	0.63%	(32.95)%	35%	$9,410

$10.09	1.34%	1.08%	0.91%	1.78%	18%	$209,023
$9.97	1.41%	1.12%	0.91%	6.31%	28%	$377,357
$9.72	1.42%	1.14%	0.91%	3.32%	31%	$300,434
$9.80	1.39%	1.15%	0.91%	16.22%	33%	$256,544
$8.68	(0.93)%	1.29%	0.95%	41.19%	54%	$70,228
$6.25	2.32%	1.60%	0.70%	(32.90)%	35%	$9,564

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2030 Fund
Class A
March 1, 2013 to August 31, 2013 (unaudited)	$15.31	0.11		0.33	(0.09)	0.00
March 1, 2012 to February 28, 2013	$14.74	0.20		0.85	(0.20)	(0.28)
March 1, 2011 to February 29, 2012	$14.81	0.17	[4]	0.13	(0.18)	(0.19)
March 1, 2010 to February 28, 2011	$12.65	0.15	[4]	2.19	(0.18)	0.00
March 1, 2009 to February 28, 2010	$8.65	0.15	[4]	4.00	(0.15)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.36	0.21	[4]	(5.55)	(0.20)	(0.17)
Class B
March 1, 2013 to August 31, 2013 (unaudited)	$15.08	0.05	[4]	0.32	(0.03)	0.00
March 1, 2012 to February 28, 2013	$14.49	0.08	[4]	0.86	(0.07)	(0.28)
March 1, 2011 to February 29, 2012	$14.53	0.07	[4]	0.12	(0.04)	(0.19)
March 1, 2010 to February 28, 2011	$12.41	0.06	[4]	2.14	(0.08)	0.00
March 1, 2009 to February 28, 2010	$8.49	0.07	[4]	3.91	(0.06)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.09	0.11	[4]	(5.44)	(0.10)	(0.17)
Class C
March 1, 2013 to August 31, 2013 (unaudited)	$15.00	0.05		0.32	(0.04)	0.00
March 1, 2012 to February 28, 2013	$14.45	0.08		0.85	(0.10)	(0.28)
March 1, 2011 to February 29, 2012	$14.53	0.06	[4]	0.14	(0.09)	(0.19)
March 1, 2010 to February 28, 2011	$12.43	0.05	[4]	2.14	(0.09)	0.00
March 1, 2009 to February 28, 2010	$8.50	0.06	[4]	3.93	(0.06)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.11	0.11	[4]	(5.45)	(0.10)	(0.17)
Class R
June 28, 2013[6] to August 31, 2013 (unaudited)	$15.39	0.02		0.25	0.00	0.00
Class R4
March 1, 2013 to August 31, 2013 (unaudited)	$15.50	0.11		0.37	(0.12)	0.00
November 30, 2012[6] to February 28, 2013	$15.07	0.08		0.71	(0.08)	(0.28)
Class R6[7]
March 1, 2013 to August 31, 2013 (unaudited)	$15.49	0.15	[4]	0.33	(0.12)	0.00
March 1, 2012 to February 28, 2013	$14.91	0.27		0.86	(0.27)	(0.28)
March 1, 2011 to February 29, 2012	$14.98	0.25	[4]	0.12	(0.25)	(0.19)
March 1, 2010 to February 28, 2011	$12.79	0.23	[4]	2.21	(0.25)	0.00
March 1, 2009 to February 28, 2010	$8.75	0.21	[4]	4.03	(0.20)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.51	0.26	[4]	(5.58)	(0.27)	(0.17)
Administrator Class
March 1, 2013 to August 31, 2013 (unaudited)	$15.49	0.12		0.34	(0.10)	0.00
March 1, 2012 to February 28, 2013	$14.91	0.21		0.88	(0.23)	(0.28)
March 1, 2011 to February 29, 2012	$14.98	0.20	[4]	0.13	(0.21)	(0.19)
March 1, 2010 to February 28, 2011	$12.79	0.18	[4]	2.21	(0.20)	0.00
March 1, 2009 to February 28, 2010	$8.74	0.17	[4]	4.06	(0.18)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.50	0.24	[4]	(5.59)	(0.24)	(0.17)
Investor Class
March 1, 2013 to August 31, 2013 (unaudited)	$15.46	0.11		0.33	(0.09)	0.00
March 1, 2012 to February 28, 2013	$14.88	0.21		0.87	(0.22)	(0.28)
March 1, 2011 to February 29, 2012	$14.95	0.19	[4]	0.13	(0.20)	(0.19)
March 1, 2010 to February 28, 2011	$12.77	0.17	[4]	2.21	(0.20)	0.00
March 1, 2009 to February 28, 2010	$8.74	0.16	[4]	4.04	(0.17)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.50	0.22	[4]	(5.58)	(0.23)	(0.17)

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	61

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$15.66	1.32%	1.01%	0.95%	2.86%	16%	$61,770
$15.31	1.29%	1.06%	1.02%	7.28%	25%	$60,857
$14.74	1.21%	1.06%	1.02%	2.27%	26%	$60,087
$14.81	1.15%	1.09%	1.03%	18.71%	28%	$62,209
$12.65	1.32%	1.16%	1.12%	48.17%	43%	$55,735
$8.65	1.64%	1.28%	1.21%	(37.78)%	33%	$45,556

$15.42	0.60%	1.76%	1.70%	2.45%	16%	$332
$15.08	0.57%	1.81%	1.77%	6.54%	25%	$463
$14.49	0.50%	1.81%	1.77%	1.43%	26%	$872
$14.53	0.42%	1.84%	1.78%	17.88%	28%	$1,962
$12.41	0.60%	1.92%	1.88%	46.98%	43%	$3,173
$8.49	0.90%	2.03%	1.96%	(38.22)%	33%	$3,233

$15.33	0.57%	1.76%	1.69%	2.44%	16%	$3,917
$15.00	0.53%	1.82%	1.77%	6.52%	25%	$3,465
$14.45	0.45%	1.82%	1.77%	1.47%	26%	$3,120
$14.53	0.38%	1.84%	1.78%	17.80%	28%	$2,456
$12.43	0.58%	1.91%	1.87%	47.11%	43%	$1,671
$8.50	0.89%	2.02%	1.96%	(38.22)%	33%	$1,261

$15.66	0.78%	1.23%	1.12%	1.75%	16%	$25

$15.86	1.61%	0.64%	0.51%	3.10%	16%	$760,516
$15.50	1.35%	0.73%	0.51%	5.34%	25%	$19,568

$15.85	1.85%	0.58%	0.45%	3.15%	16%	$899,651
$15.49	1.80%	0.64%	0.51%	7.82%	25%	$1,478,163
$14.91	1.71%	0.64%	0.51%	2.78%	26%	$1,335,729
$14.98	1.65%	0.65%	0.51%	19.35%	28%	$1,048,222
$12.79	1.74%	0.71%	0.61%	48.76%	43%	$639,598
$8.75	2.15%	0.83%	0.68%	(37.38)%	33%	$265,829

$15.85	1.48%	0.85%	0.79%	2.97%	16%	$603,023
$15.49	1.43%	0.91%	0.86%	7.46%	25%	$572,735
$14.91	1.37%	0.91%	0.86%	2.41%	26%	$395,067
$14.98	1.30%	0.92%	0.86%	18.85%	28%	$373,853
$12.79	1.49%	0.98%	0.89%	48.60%	43%	$254,340
$8.74	1.93%	1.10%	0.91%	(37.56)%	33%	$117,363

$15.81	1.34%	1.07%	0.92%	2.88%	16%	$174,664
$15.46	1.38%	1.13%	0.92%	7.41%	25%	$158,551
$14.88	1.30%	1.14%	0.92%	2.36%	26%	$124,145
$14.95	1.21%	1.17%	0.92%	18.84%	28%	$99,234
$12.77	1.36%	1.25%	0.94%	48.33%	43%	$46,963
$8.74	1.84%	1.39%	0.97%	(37.58)%	33%	$13,400

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2035 Fund
Class A
March 1, 2013 to August 31, 2013 (unaudited)	$9.99	0.07		0.30	(0.06)	0.00
November 30, 2012[6] to February 28, 2013	$9.60	0.02	[4]	0.58	(0.05)	(0.16)
Class R
June 28, 2013[6] to August 31, 2013 (unaudited)	$10.16	0.01	[4]	0.19	0.00	0.00
Class R4
March 1, 2013 to August 31, 2013 (unaudited)	$9.99	0.08	[4]	0.31	(0.07)	0.00
November 30, 2012[6] to February 28, 2013	$9.60	0.03	[4]	0.57	(0.05)	(0.16)
Class R6[7]
March 1, 2013 to August 31, 2013 (unaudited)	$9.99	0.10		0.30	(0.08)	0.00
March 1, 2012 to February 28, 2013	$9.50	0.17		0.65	(0.17)	(0.16)
March 1, 2011 to February 29, 2012	$9.61	0.15	[4]	0.02	(0.14)	(0.14)
March 1, 2010 to February 28, 2011	$8.19	0.13		1.58	(0.16)	(0.13)
March 1, 2009 to February 28, 2010	$5.36	0.11	[4]	2.82	(0.10)	0.00
March 1, 2008 to February 28, 2009	$9.15	0.14	[4]	(3.80)	(0.13)	0.00
Administrator Class
March 1, 2013 to August 31, 2013 (unaudited)	$10.02	0.08		0.30	(0.06)	0.00
March 1, 2012 to February 28, 2013	$9.53	0.13		0.66	(0.14)	(0.16)
March 1, 2011 to February 29, 2012	$9.65	0.12	[4]	0.01	(0.11)	(0.14)
March 1, 2010 to February 28, 2011	$8.22	0.10		1.59	(0.13)	(0.13)
March 1, 2009 to February 28, 2010	$5.40	0.09	[4]	2.81	(0.08)	0.00
March 1, 2008 to February 28, 2009	$9.24	0.14	[4]	(3.84)	(0.14)	0.00
Investor Class
March 1, 2013 to August 31, 2013 (unaudited)	$10.05	0.07		0.31	(0.06)	0.00
March 1, 2012 to February 28, 2013	$9.56	0.13		0.65	(0.13)	(0.16)
March 1, 2011 to February 29, 2012	$9.67	0.11	[4]	0.02	(0.10)	(0.14)
March 1, 2010 to February 28, 2011	$8.24	0.10		1.58	(0.12)	(0.13)
March 1, 2009 to February 28, 2010	$5.42	0.08	[4]	2.82	(0.08)	0.00
March 1, 2008 to February 28, 2009	$9.24	0.12	[4]	(3.82)	(0.12)	0.00

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	63

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$10.30	1.36%	1.01%	0.88%	3.73%	15%	$119
$9.99	1.04%	1.07%	0.88%	6.36%	22%	$41

$10.36	0.72%	1.27%	1.13%	1.97%	15%	$25

$10.31	1.58%	0.66%	0.52%	3.96%	15%	$210,182
$9.99	1.30%	0.75%	0.52%	6.38%	22%	$1,940

$10.31	1.83%	0.59%	0.45%	4.00%	15%	$532,942
$9.99	1.76%	0.66%	0.52%	8.86%	22%	$648,345
$9.50	1.60%	0.66%	0.52%	1.96%	22%	$481,784
$9.61	1.52%	0.68%	0.52%	21.21%	24%	$338,577
$8.19	1.40%	0.75%	0.57%	54.85%	34%	$170,172
$5.36	1.97%	1.31%	0.64%	(40.44)%	30%	$16,279

$10.34	1.46%	0.87%	0.79%	3.82%	15%	$192,981
$10.02	1.36%	0.93%	0.87%	8.48%	22%	$172,860
$9.53	1.26%	0.93%	0.87%	1.55%	22%	$77,039
$9.65	1.17%	0.94%	0.87%	20.87%	24%	$50,226
$8.22	1.20%	1.06%	0.89%	53.96%	34%	$25,950
$5.40	1.83%	1.60%	0.83%	(40.58)%	30%	$4,101

$10.37	1.33%	1.10%	0.93%	3.77%	15%	$166,885
$10.05	1.35%	1.15%	0.93%	8.38%	22%	$310,066
$9.56	1.21%	1.16%	0.93%	1.60%	22%	$244,138
$9.67	1.09%	1.19%	0.93%	20.74%	24%	$204,364
$8.24	1.09%	1.34%	0.95%	53.70%	34%	$60,611
$5.42	1.69%	1.82%	0.92%	(40.50)%	30%	$7,025

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2040 Fund
Class A
March 1, 2013 to August 31, 2013 (unaudited)	$16.92	0.12		0.63	(0.09)	0.00
March 1, 2012 to February 28, 2013	$16.07	0.21		1.19	(0.21)	(0.34)
March 1, 2011 to February 29, 2012	$16.40	0.17		(0.07)	(0.16)	(0.27)
March 1, 2010 to February 28, 2011	$13.60	0.15		2.81	(0.16)	0.00
March 1, 2009 to February 28, 2010	$8.73	0.12	[4]	4.87	(0.12)	(0.00)[5]
March 1, 2008 to February 28, 2009	$16.04	0.19	[4]	(6.92)	(0.18)	(0.40)
Class B
March 1, 2013 to August 31, 2013 (unaudited)	$16.18	0.05	[4]	0.60	(0.01)	0.00
March 1, 2012 to February 28, 2013	$15.36	0.09	[4]	1.13	(0.06)	(0.34)
March 1, 2011 to February 29, 2012	$15.67	0.05	[4]	(0.06)	(0.03)	(0.27)
March 1, 2010 to February 28, 2011	$12.99	0.03	[4]	2.70	(0.05)	0.00
March 1, 2009 to February 28, 2010	$8.35	0.10	[4]	4.57	(0.03)	(0.00)[5]
March 1, 2008 to February 28, 2009	$15.40	0.09	[4]	(6.64)	(0.10)	(0.40)
Class C
March 1, 2013 to August 31, 2013 (unaudited)	$16.03	0.05	[4]	0.59	(0.04)	0.00
March 1, 2012 to February 28, 2013	$15.26	0.09	[4]	1.12	(0.10)	(0.34)
March 1, 2011 to February 29, 2012	$15.60	0.04	[4]	(0.05)	(0.06)	(0.27)
March 1, 2010 to February 28, 2011	$12.95	0.03	[4]	2.69	(0.07)	0.00
March 1, 2009 to February 28, 2010	$8.33	0.05	[4]	4.61	(0.04)	(0.00)[5]
March 1, 2008 to February 28, 2009	$15.36	0.09	[4]	(6.62)	(0.10)	(0.40)
Class R
June 28, 2013[6] to August 31, 2013 (unaudited)	$17.19	0.02		0.37	0.00	0.00
Class R4
March 1, 2013 to August 31, 2013 (unaudited)	$17.24	0.08		0.71	(0.12)	0.00
November 30, 2012[6] to February 28, 2013	$16.52	0.09		1.06	(0.09)	(0.34)
Class R6[7]
March 1, 2013 to August 31, 2013 (unaudited)	$17.24	0.17	[4]	0.64	(0.14)	0.00
March 1, 2012 to February 28, 2013	$16.37	0.29		1.21	(0.29)	(0.34)
March 1, 2011 to February 29, 2012	$16.69	0.24		(0.05)	(0.24)	(0.27)
March 1, 2010 to February 28, 2011	$13.84	0.22		2.87	(0.24)	0.00
March 1, 2009 to February 28, 2010	$8.88	0.18	[4]	4.95	(0.17)	(0.00)[5]
March 1, 2008 to February 28, 2009	$16.29	0.25	[4]	(7.02)	(0.24)	(0.40)
Administrator Class
March 1, 2013 to August 31, 2013 (unaudited)	$17.21	0.13		0.64	(0.10)	0.00
March 1, 2012 to February 28, 2013	$16.34	0.22		1.22	(0.23)	(0.34)
March 1, 2011 to February 29, 2012	$16.67	0.19		(0.06)	(0.19)	(0.27)
March 1, 2010 to February 28, 2011	$13.82	0.16		2.88	(0.19)	0.00
March 1, 2009 to February 28, 2010	$8.88	0.16	[4]	4.93	(0.15)	(0.00)[5]
March 1, 2008 to February 28, 2009	$16.29	0.23	[4]	(7.02)	(0.22)	(0.40)
Investor Class
March 1, 2013 to August 31, 2013 (unaudited)	$17.19	0.12		0.64	(0.10)	0.00
March 1, 2012 to February 28, 2013	$16.32	0.22		1.22	(0.23)	(0.34)
March 1, 2011 to February 29, 2012	$16.65	0.18		(0.06)	(0.18)	(0.27)
March 1, 2010 to February 28, 2011	$13.81	0.16		2.86	(0.18)	0.00
March 1, 2009 to February 28, 2010	$8.87	0.15	[4]	4.93	(0.14)	(0.00)[5]
March 1, 2008 to February 28, 2009	$16.28	0.21	[4]	(7.01)	(0.21)	(0.40)

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	65

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$17.58	1.31%	1.02%	0.96%	4.47%	14%	$105,772
$16.92	1.25%	1.08%	1.03%	8.99%	20%	$104,836
$16.07	1.06%	1.08%	1.03%	0.85%	20%	$103,841
$16.40	0.95%	1.10%	1.04%	21.98%	21%	$113,494
$13.60	1.03%	1.17%	1.12%	57.33%	29%	$100,278
$8.73	1.39%	1.30%	1.22%	(42.65)%	29%	$67,928

$16.82	0.56%	1.78%	1.71%	4.04%	14%	$559
$16.18	0.54%	1.83%	1.78%	8.15%	20%	$747
$15.36	0.34%	1.83%	1.78%	0.12%	20%	$1,564
$15.67	0.23%	1.86%	1.79%	21.08%	21%	$2,863
$12.99	0.86%	1.93%	1.89%	56.01%	29%	$3,876
$8.35	0.65%	2.05%	1.97%	(43.10)%	29%	$3,623

$16.63	0.56%	1.77%	1.70%	4.00%	14%	$3,763
$16.03	0.50%	1.83%	1.78%	8.18%	20%	$4,040
$15.26	0.30%	1.83%	1.78%	0.14%	20%	$3,623
$15.60	0.19%	1.85%	1.79%	21.08%	21%	$3,038
$12.95	0.41%	1.92%	1.87%	56.02%	29%	$2,226
$8.33	0.65%	2.05%	1.97%	(43.07)%	29%	$1,362

$17.58	0.70%	1.24%	1.13%	2.21%	14%	$26

$17.91	1.55%	0.65%	0.52%	4.64%	14%	$552,482
$17.24	1.12%	0.75%	0.52%	7.13%	20%	$13,651

$17.91	1.86%	0.59%	0.47%	4.72%	14%	$600,066
$17.24	1.76%	0.65%	0.52%	9.50%	20%	$993,528
$16.37	1.55%	0.65%	0.52%	1.37%	20%	$846,499
$16.69	1.44%	0.67%	0.52%	22.66%	21%	$654,804
$13.84	1.42%	0.72%	0.62%	58.11%	29%	$377,937
$8.88	1.88%	0.85%	0.69%	(42.36)%	29%	$136,386

$17.88	1.47%	0.86%	0.79%	4.53%	14%	$390,408
$17.21	1.39%	0.92%	0.87%	9.14%	20%	$360,567
$16.34	1.22%	0.92%	0.87%	1.00%	20%	$256,378
$16.67	1.11%	0.94%	0.87%	22.21%	21%	$260,524
$13.82	1.26%	0.99%	0.90%	57.54%	29%	$176,917
$8.88	1.67%	1.12%	0.92%	(42.46)%	29%	$72,233

$17.85	1.33%	1.08%	0.93%	4.44%	14%	$99,707
$17.19	1.33%	1.14%	0.93%	9.10%	20%	$86,745
$16.32	1.14%	1.15%	0.93%	0.96%	20%	$64,452
$16.65	1.01%	1.18%	0.93%	22.10%	21%	$48,906
$13.81	1.16%	1.27%	0.96%	57.54%	29%	$20,959
$8.87	1.58%	1.41%	0.98%	(42.51)%	29%	$6,970

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2045 Fund
Class A
March 1, 2013 to August 31, 2013 (unaudited)	$10.17	0.07	[4]	0.42	(0.06)	0.00
November 30, 2012[6] to February 28, 2013	$9.64	0.03		0.68	(0.05)	(0.13)
Class R
June 28, 2013[6] to August 31, 2013 (unaudited)	$10.45	0.01		0.23	0.00	0.00
Class R4
March 1, 2013 to August 31, 2013 (unaudited)	$10.18	0.08	[4]	0.43	(0.07)	0.00
November 30, 2012[6] to February 28, 2013	$9.64	0.06		0.66	(0.05)	(0.13)
Class R6[7]
March 1, 2013 to August 31, 2013 (unaudited)	$10.17	0.10		0.41	(0.08)	0.00
March 1, 2012 to February 28, 2013	$9.55	0.16		0.76	(0.17)	(0.13)
March 1, 2011 to February 29, 2012	$9.62	0.14		(0.05)	(0.12)	(0.04)
March 1, 2010 to February 28, 2011	$8.08	0.13		1.70	(0.18)	(0.11)
March 1, 2009 to February 28, 2010	$5.19	0.10	[4]	2.90	(0.09)	(0.02)
March 1, 2008 to February 28, 2009	$9.09	0.13	[4]	(3.91)	(0.12)	0.00
Administrator Class
March 1, 2013 to August 31, 2013 (unaudited)	$10.23	0.08	[4]	0.41	(0.06)	0.00
March 1, 2012 to February 28, 2013	$9.59	0.12		0.77	(0.12)	(0.13)
March 1, 2011 to February 29, 2012	$9.66	0.11		(0.05)	(0.09)	(0.04)
March 1, 2010 to February 28, 2011	$8.12	0.09		1.72	(0.16)	(0.11)
March 1, 2009 to February 28, 2010	$5.21	0.08	[4]	2.92	(0.07)	(0.02)
March 1, 2008 to February 28, 2009	$9.18	0.12	[4]	(3.94)	(0.15)	0.00
Investor Class
March 1, 2013 to August 31, 2013 (unaudited)	$10.26	0.07	[4]	0.41	(0.06)	0.00
March 1, 2012 to February 28, 2013	$9.62	0.12		0.77	(0.12)	(0.13)
March 1, 2011 to February 29, 2012	$9.69	0.11		(0.05)	(0.09)	(0.04)
March 1, 2010 to February 28, 2011	$8.14	0.08		1.73	(0.15)	(0.11)
March 1, 2009 to February 28, 2010	$5.23	0.09	[4]	2.91	(0.07)	(0.02)
March 1, 2008 to February 28, 2009	$9.17	0.11	[4]	(3.95)	(0.10)	0.00

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	67

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$10.60	1.33%	1.03%	0.88%	4.85%	13%	$22
$10.17	1.08%	1.10%	0.88%	7.41%	19%	$13

$10.69	0.64%	1.28%	1.13%	2.30%	13%	$26

$10.62	1.55%	0.68%	0.52%	5.08%	13%	$130,346
$10.18	1.29%	0.78%	0.52%	7.55%	19%	$1,246

$10.60	1.84%	0.61%	0.46%	5.04%	13%	$252,283
$10.17	1.74%	0.69%	0.52%	9.85%	19%	$324,476
$9.55	1.51%	0.67%	0.52%	1.16%	19%	$215,067
$9.62	1.26%	0.70%	0.52%	23.08%	20%	$141,871
$8.08	1.26%	0.95%	0.59%	58.02%	27%	$51,776
$5.19	1.84%	2.02%	0.69%	(42.06)%	29%	$8,287

$10.66	1.46%	0.89%	0.79%	4.84%	13%	$98,945
$10.23	1.35%	0.96%	0.87%	9.49%	19%	$85,590
$9.59	1.18%	0.94%	0.87%	0.85%	19%	$39,964
$9.66	1.02%	0.97%	0.87%	22.56%	20%	$27,698
$8.12	1.11%	1.22%	0.89%	57.87%	27%	$14,948
$5.21	1.62%	2.34%	0.92%	(42.22)%	29%	$1,656

$10.68	1.32%	1.12%	0.93%	4.69%	13%	$90,063
$10.26	1.32%	1.18%	0.93%	9.39%	19%	$178,137
$9.62	1.12%	1.17%	0.93%	0.80%	19%	$115,546
$9.69	0.98%	1.21%	0.93%	22.58%	20%	$84,881
$8.14	1.12%	1.51%	0.95%	57.49%	27%	$12,352
$5.23	1.55%	2.58%	0.98%	(42.22)%	29%	$1,205

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2050 Fund
Class A
March 1, 2013 to August 31, 2013 (unaudited)	$9.72	0.08		0.39	(0.06)	0.00
November 30, 2012[6] to February 28, 2013	$9.29	0.03		0.65	(0.05)	(0.20)
Class C
March 1, 2013 to August 31, 2013 (unaudited)	$9.71	0.04		0.39	(0.03)	0.00
November 30, 2012[6] to February 28, 2013	$9.29	0.02		0.64	(0.04)	(0.20)
Class R
June 28, 2013[6] to August 31, 2013 (unaudited)	$9.91	0.01		0.22	0.00	0.00
Class R4
March 1, 2013 to August 31, 2013 (unaudited)	$9.73	0.07		0.41	(0.07)	0.00
November 30, 2012[6] to February 28, 2013	$9.29	0.05		0.64	(0.05)	(0.20)
Class R6[7]
March 1, 2013 to August 31, 2013 (unaudited)	$9.72	0.10		0.40	(0.08)	0.00
March 1, 2012 to February 28, 2013	$9.20	0.16		0.72	(0.16)	(0.20)
March 1, 2011 to February 29, 2012	$9.50	0.14		(0.07)	(0.12)	(0.25)
March 1, 2010 to February 28, 2011	$8.10	0.12	[4]	1.72	(0.17)	(0.27)
March 1, 2009 to February 28, 2010	$5.20	0.10		2.92	(0.09)	(0.03)
March 1, 2008 to February 28, 2009	$9.13	0.13	[4]	(3.94)	(0.12)	0.00
Administrator Class
March 1, 2013 to August 31, 2013 (unaudited)	$9.70	0.07		0.41	(0.06)	0.00
March 1, 2012 to February 28, 2013	$9.18	0.12	[4]	0.73	(0.13)	(0.20)
March 1, 2011 to February 29, 2012	$9.48	0.11		(0.07)	(0.09)	(0.25)
March 1, 2010 to February 28, 2011	$8.10	0.09	[4]	1.71	(0.15)	(0.27)
March 1, 2009 to February 28, 2010	$5.20	0.09		2.91	(0.07)	(0.03)
March 1, 2008 to February 28, 2009	$9.14	0.12	[4]	(3.96)	(0.10)	0.00
Investor Class
March 1, 2013 to August 31, 2013 (unaudited)	$9.73	0.07		0.40	(0.06)	0.00
March 1, 2012 to February 28, 2013	$9.21	0.12		0.73	(0.13)	(0.20)
March 1, 2011 to February 29, 2012	$9.51	0.10		(0.06)	(0.09)	(0.25)
March 1, 2010 to February 28, 2011	$8.11	0.09	[4]	1.71	(0.13)	(0.27)
March 1, 2009 to February 28, 2010	$5.21	0.07		2.93	(0.07)	(0.03)
March 1, 2008 to February 28, 2009	$9.16	0.11	[4]	(3.96)	(0.10)	0.00

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	69

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$10.13	1.34%	1.00%	0.88%	4.83%	13%	$18
$9.72	1.07%	1.05%	0.88%	7.49%	19%	$11

$10.11	0.57%	1.77%	1.63%	4.41%	13%	$32
$9.71	0.16%	1.81%	1.63%	7.31%	19%	$17

$10.14	0.63%	1.27%	1.13%	2.32%	13%	$26

$10.14	1.54%	0.66%	0.52%	4.97%	13%	$254,271
$9.73	1.03%	0.76%	0.52%	7.63%	19%	$6,538

$10.14	1.84%	0.60%	0.46%	5.14%	13%	$598,947
$9.72	1.75%	0.67%	0.52%	9.94%	19%	$754,088
$9.20	1.53%	0.66%	0.52%	1.11%	19%	$651,308
$9.50	1.43%	0.67%	0.52%	23.17%	20%	$560,746
$8.10	1.19%	0.71%	0.57%	58.33%	27%	$389,918
$5.20	1.80%	1.19%	0.69%	(42.19)%	29%	$26,763

$10.12	1.47%	0.88%	0.79%	4.97%	13%	$160,843
$9.70	1.38%	0.94%	0.87%	9.59%	19%	$141,212
$9.18	1.18%	0.93%	0.87%	0.81%	19%	$89,984
$9.48	1.07%	0.94%	0.87%	22.58%	20%	$69,492
$8.10	1.49%	1.04%	0.90%	57.99%	27%	$37,853
$5.20	1.60%	1.48%	0.92%	(42.36)%	29%	$10,984

$10.14	1.32%	1.10%	0.93%	4.82%	13%	$47,363
$9.73	1.33%	1.16%	0.93%	9.49%	19%	$39,188
$9.21	1.12%	1.16%	0.93%	0.75%	19%	$28,615
$9.51	1.02%	1.19%	0.93%	22.54%	20%	$24,771
$8.11	1.00%	1.28%	0.95%	57.89%	27%	$19,359
$5.21	1.48%	1.73%	0.98%	(42.39)%	29%	$983

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments		Distributions from net investment income

Target 2055 Fund
Class A
March 1, 2013 to August 31, 2013 (unaudited)	$10.90	0.08		0.45		(0.06)
November 30, 2012[6] to February 28, 2013	$10.19	0.03	[4]	0.72		(0.04)
Class R
June 28, 2013[6] to August 31, 2013 (unaudited)	$11.01	0.01		0.25		0.00
Class R4
March 1, 2013 to August 31, 2013 (unaudited)	$10.91	0.09	[4]	0.46		(0.07)
November 30, 2012[6] to February 28, 2013	$10.19	0.04	[4]	0.72		(0.04)
Class R6[7]
March 1, 2013 to August 31, 2013 (unaudited)	$10.90	0.10		0.45		(0.08)
March 1, 2012 to February 28, 2013	$10.08	0.15		0.83		(0.16)
June 30, 2011[6] to February 29, 2012	$10.00	0.08	[4]	0.00	[5]	0.00
Administrator Class
March 1, 2013 to August 31, 2013 (unaudited)	$10.90	0.08		0.45		(0.06)
March 1, 2012 to February 28, 2013	$10.06	0.14	[4]	0.81		(0.11)
June 30, 2011[6] to February 29, 2012	$10.00	0.06	[4]	0.00	[5]	0.00
Investor Class
March 1, 2013 to August 31, 2013 (unaudited)	$10.81	0.07		0.45		(0.06)
March 1, 2012 to February 28, 2013	$10.05	0.13		0.80		(0.17)
June 30, 2011[6] to February 29, 2012	$10.00	0.06	[4]	(0.01)		0.00

1.	Includes net expenses allocated from affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate represents the weighted average portfolio turnover in each respective affiliated Master Portfolio.

4.	Calculated based upon average shares outstanding

5.	Amount is less than $0.005.

6.	Commencement of class operations

7.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	71

Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1]	Net expenses[1]

$11.37	1.36%	1.25%	0.88%	4.88%	13%	$19
$10.90	1.05%	1.44%	0.88%	7.39%	19%	$14

$11.27	0.66%	1.52%	1.13%	2.36%	13%	$26

$11.39	1.53%	0.89%	0.52%	5.04%	13%	$13,874
$10.91	1.51%	1.09%	0.52%	7.51%	19%	$33

$11.37	1.81%	0.81%	0.44%	5.05%	13%	$51,141
$10.90	1.69%	1.17%	0.52%	9.90%	19%	$36,345
$10.08	1.33%	4.06%	0.52%	0.80%	19%	$8,963

$11.37	1.46%	1.11%	0.79%	4.89%	13%	$6,070
$10.90	1.36%	1.45%	0.87%	9.52%	19%	$4,739
$10.06	0.87%	2.14%	0.87%	0.60%	19%	$1,794

$11.27	1.28%	1.32%	0.93%	4.81%	13%	$2,331
$10.81	1.23%	1.64%	0.93%	9.52%	19%	$1,254
$10.05	0.94%	6.32%	0.93%	0.50%	19%	$256

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: the Wells Fargo Advantage Dow Jones Target Today Fund (“Target Today Fund”), the Wells Fargo Advantage Dow Jones Target 2010 Fund (“Target 2010 Fund”), the Wells Fargo Advantage Dow Jones Target 2015 Fund (“Target 2015 Fund”), the Wells Fargo Advantage Dow Jones Target 2020 Fund (“Target 2020 Fund”), the Wells Fargo Advantage Dow Jones Target 2025 Fund (“Target 2025 Fund”), the Wells Fargo Advantage Dow Jones Target 2030 Fund (“Target 2030 Fund”), the Wells Fargo Advantage Dow Jones Target 2035 Fund (“Target 2035 Fund”), the Wells Fargo Advantage Dow Jones Target 2040 Fund (“Target 2040 Fund”), the Wells Fargo Advantage Dow Jones Target 2045 Fund (“Target 2045 Fund”), the Wells Fargo Advantage Dow Jones Target 2050 Fund (“Target 2050 Fund”), and the Wells Fargo Advantage Dow Jones Target 2055 Fund (“Target 2055 Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

The Funds each seek to achieve their investment objective by investing all investable assets in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio’s income, expense, and realized and unrealized gains and losses. The financial statements of the Master Portfolios for the six months ended August 31, 2013 are included in this report and should be read in conjunction with each Fund’s financial statements. As of August 31, 2013, the Funds own the following percentages of the Master Portfolios:

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund
Wells Fargo Advantage Diversified Fixed Income Portfolio	11%	11%	11%	27%	17%	13%	4%	4%	1%	1%	0	%*
Wells Fargo Advantage Diversified Stock Portfolio	2	2	3	13	14	20	10	18	6	11	1
Wells Fargo Advantage Short-Term Investment Portfolio	17	5	6	16	13	15	7	11	3	7	0	*

*	The amount invested is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on each Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each Master Portfolio. Realized gains or losses in each Master Portfolio are reported on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	73

Dividend income in each Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Master Portfolio is informed of the ex-dividend date.

Income from foreign securities in each Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years or since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of February 28, 2013, Target 2055 Fund had capital loss carryforwards which consist of $69,195 in short-term capital losses and $61,211 in long-term capital losses.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2013, each Fund’s investments in an affiliated Master Portfolio were designated as Level 2 inputs. Further details on the investments of the affiliated Master Portfolios can be found in the Summary Portfolio of Investments or Portfolio of Investments of each affiliated Master Portfolio which is contained elsewhere in this report.

74	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended August 31, 2013, the Funds did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Funds.

Funds Management is the adviser for each Fund and is entitled to receive an advisory fee for providing such advisory services, including the determination of the asset allocations of each Fund’s investments in the various Master Portfolios. Funds Management is entitled to receive an annual advisory fee starting at 0.25% and declining to 0.19% as the average daily net assets of each Fund increases. For the six months ended August 31, 2013, the advisory fee was equivalent to an annual rate for each Fund as follows:

Advisory fee
Target Today Fund	0.24%
Target 2010 Fund	0.24
Target 2015 Fund	0.24
Target 2020 Fund	0.22
Target 2025 Fund	0.22
Target 2030 Fund	0.22
Target 2035 Fund	0.24
Target 2040 Fund	0.23
Target 2045 Fund	0.25
Target 2050 Fund	0.24
Target 2055 Fund	0.25

Funds Management also serves as the adviser to each Master Portfolio and is entitled to receive a fee from each Master Portfolio for those services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fees for subadvisory services are borne by Funds Management. Global Index Advisors, Incorporated is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of each Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

	Class level administration fee
Class A, Class B, Class C, Class R	0.26%
Class R4	0.08
Class R6	0.03	*
Administrator Class	0.10
Investor Class	0.32

*	On June 1, 2013, Institutional Class was renamed Class R6. Prior to June 1, 2013, Institutional Class incurred a class level administration fee of 0.08%.

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	75

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through June 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class B	Class C	Class R	Class R4	Class R6	Administrator Class	Investor Class
Target Today Fund	0.81%	1.56%	1.56%	1.06%	0.45%	0.30%	0.65%	0.86%
Target 2010 Fund	0.83	1.58	1.58	1.08	0.47	0.32	0.67	0.88
Target 2015 Fund	0.84	N/A	N/A	1.09	0.48	0.33	0.68	0.89
Target 2020 Fund	0.86	1.61	1.61	1.11	0.50	0.35	0.70	0.91
Target 2025 Fund	0.86	N/A	N/A	1.11	0.50	0.35	0.70	0.91
Target 2030 Fund	0.87	1.62	1.62	1.12	0.51	0.36	0.71	0.92
Target 2035 Fund	0.88	N/A	N/A	1.13	0.52	0.37	0.72	0.93
Target 2040 Fund	0.88	1.63	1.63	1.13	0.52	0.37	0.72	0.93
Target 2045 Fund	0.88	N/A	N/A	1.13	0.52	0.37	0.72	0.93
Target 2050 Fund	0.88	N/A	1.63	1.13	0.52	0.37	0.72	0.93
Target 2055 Fund	0.88	N/A	N/A	1.13	0.52	0.37	0.72	0.93
Prior to June 1, 2013, each Fund’s expenses were capped as follows:

	Class A	Class B	Class C	Class R	Class R4	Class R6	Administrator Class	Investor Class
Target Today Fund	0.96%	1.71%	1.71%	1.06%	0.45%	0.45%	0.80%	0.86%
Target 2010 Fund	0.99	1.74	1.74	1.08	0.47	0.48	0.83	0.89
Target 2015 Fund	0.84	N/A	N/A	1.09	0.48	0.49	0.84	0.90
Target 2020 Fund	1.01	1.76	1.76	1.11	0.50	0.50	0.85	0.91
Target 2025 Fund	0.86	N/A	N/A	1.11	0.50	0.50	0.85	0.91
Target 2030 Fund	1.02	1.77	1.77	1.12	0.51	0.51	0.86	0.92
Target 2035 Fund	0.88	N/A	N/A	1.13	0.52	0.52	0.87	0.93
Target 2040 Fund	1.03	1.78	1.78	1.13	0.52	0.52	0.87	0.93
Target 2045 Fund	0.88	N/A	N/A	1.13	0.52	0.52	0.87	0.93
Target 2050 Fund	0.88	N/A	1.63	1.13	0.52	0.52	0.87	0.93
Target 2055 Fund	0.88	N/A	N/A	1.13	0.52	0.52	0.87	0.93

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C, and Class R shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of Class R shares.

For the six months ended August 31, 2013, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges:

	Front-end sales charges Class A	Contingent deferred sales charges
		Class B	Class C
Target Today Fund	$307	$0	$0
Target 2010 Fund	318	0	446
Target 2015 Fund	0	N/A	N/A
Target 2020 Fund	1,398	28	6
Target 2025 Fund	369	N/A	N/A

76	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

	Front-end sales charges Class A	Contingent deferred sales charges
		Class B	Class C
Target 2030 Fund	$763	$13	$0
Target 2035 Fund	0	N/A	N/A
Target 2040 Fund	2,052	679	148
Target 2045 Fund	11	N/A	N/A
Target 2050 Fund	7	N/A	0
Target 2055 Fund	0	N/A	N/A

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, Administrator Class, and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 shares are charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended August 31, 2013 were as follows:

	Purchases at cost*	Sales proceeds*
Target Today Fund	$226,546,163	$172,361,199
Target 2010 Fund	224,822,741	172,562,625
Target 2015 Fund	252,725,306	200,148,392
Target 2020 Fund	655,702,004	546,759,579
Target 2025 Fund	461,674,343	409,995,814
Target 2030 Fund	467,374,932	446,928,555
Target 2035 Fund	178,299,246	184,513,245
Target 2040 Fund	250,659,926	278,405,635
Target 2045 Fund	75,992,794	88,177,513
Target 2050 Fund	139,517,746	162,947,627
Target 2055 Fund	9,616,760	11,231,749

*	Each Fund seeks to achieve its investment objective by investing all of its investable assets in multiple Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio’s purchases and sales.

6. BANK BORROWINGS

Each Fund and certain funds in the Trust are party to a $25,000,000 revolving credit agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.15% of the unused balance is allocated to each participating fund. For the six months ended August 31, 2013, the Funds paid the following amounts in commitment fees:

Commitment fee
Target Today Fund	$939
Target 2010 Fund	832
Target 2015 Fund	1,004
Target 2020 Fund	2,596
Target 2025 Fund	2,970

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	77

Commitment fee
Target 2030 Fund	$3,107
Target 2035 Fund	1,515
Target 2040 Fund	2,123
Target 2045 Fund	794
Target 2050 Fund	1,283
Target 2055 Fund	62

During the six months ended August 31, 2013, the Funds had the following borrowing activity:

	Average borrowings outstanding	Weighted average interest rate (annualized)	Interest paid
Target 2010 Fund	$72	1.39%	$1
Target 2015 Fund	2,302	1.39	32
Target 2020 Fund	4,532	1.39	63
Target 2025 Fund	3,669	1.39	51
Target 2030 Fund	3,094	1.39	43
Target 2035 Fund	1,871	1.39	26
Target 2040 Fund	1,223	1.39	17
Target 2045 Fund	863	1.39	12
Target 2050 Fund	432	1.39	6
Target 2055 Fund	72	1.39	1

For the six months ended August 31, 2013, there were no borrowings by Target Today Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

8. SUBSEQUENT DISTRIBUTIONS

On September 24, 2013, the Funds declared distributions from net investment income to shareholders of record on September 23, 2013. The per share amounts payable on September 25, 2013 were as follows:

Net investment income	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund
Class A	$0.03584	$0.12218	$0.04115	$0.0331	$0.04563	$0.03486	$0.04769	$0.03550	$0.03000	$0.02894
Class B	0.01266	0.02368	N/A	N/A	0.01211	N/A	0.01062	N/A	N/A	N/A
Class C	0.01266	0.04427	N/A	N/A	0.01777	N/A	0.01299	N/A	0.01053	N/A
Class R	0.03219	0.14501	0.03243	0.02837	0.04016	0.02676	0.04144	0.02628	0.02317	0.02449
Class R4	0.04572	0.16143	0.04534	0.04164	0.06007	0.04005	0.06395	0.04016	0.03581	0.03858
Class R6	0.04988	0.17931	0.04921	0.04541	0.06601	0.04389	0.07065	0.04414	0.03962	0.04298
Administrator Class	0.03999	0.13793	0.04008	0.03653	0.05204	0.03482	0.05493	0.03480	0.03071	0.03319
Investor Class	0.03252	0.12689	0.03140	0.02638	0.04372	0.02337	0.04524	0.02177	0.02511	0.02808

The final determination of the source of all distributions in the current year is subject to change and will be made after calendar year-end. The actual amounts and sources of the amounts for tax reporting purposes will depend on each Fund’s investment experience during the remainder of the fiscal year and may be subject to change based on tax regulations. These distributions are not reflected in the accompanying financial statements.

78	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2013 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/diversifiedfixedincome.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSRS, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 27.57%
FHLMC	0.32-6.75%	3-1-2014 to 9-1-2043	$249,344,290	$259,589,580	4.82%
FHLMC %%	2.50	9-1-2028	20,000,000	19,790,624	0.37
FHLMC	3.50	2-1-2042	14,426,276	14,363,734	0.27
FNMA	0.00-7.25	9-1-2013 to 7-1-2043	544,726,007	564,035,111	10.46
FNMA	2.50	7-1-2028	10,407,936	10,314,714	0.19
FNMA	2.50	7-1-2028	9,880,144	9,791,654	0.18
FNMA	3.00	8-1-2027	16,626,147	16,999,466	0.31
FNMA	3.00	3-1-2043	11,719,625	11,222,468	0.21
FNMA	3.50	12-1-2026	10,954,363	11,442,441	0.21
FNMA %%	3.50	9-1-2041	45,000,000	44,880,200	0.83
FNMA	3.50	9-1-2042	13,794,881	13,789,632	0.26
FNMA	3.50	7-1-2043	9,940,155	9,924,061	0.18
FNMA	4.50	2-1-2041	9,638,230	10,183,211	0.19
GNMA	3.00-7.00	11-15-2023 to 8-20-2043	288,622,252	299,938,386	5.56
GNMA	3.50	6-15-2042	12,155,381	12,270,714	0.23
GNMA	3.50	4-20-2043	20,643,208	20,847,636	0.39
GNMA	4.50	3-15-2039	14,564,283	15,525,855	0.29
Other securities				141,261,467	2.62

Total Agency Securities (Cost $1,490,967,949)				1,486,170,954	27.57

Corporate Bonds and Notes: 20.97%

Consumer Discretionary: 1.87%

Auto Components: 0.03%
Other securities				1,841,660	0.03

Automobiles: 0.04%
Other securities				2,301,793	0.04

Diversified Consumer Services: 0.05%
Other securities				2,554,072	0.05

Hotels, Restaurants & Leisure: 0.16%
Other securities				8,790,028	0.16

Household Durables: 0.03%
Other securities				1,864,821	0.03

Internet & Catalog Retail: 0.05%
Other securities				2,499,400	0.05

Leisure Equipment & Products: 0.02%
Other securities				887,371	0.02

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	79

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name				Value	Percent of net assets

Media: 1.13%
Other securities				$60,883,800	1.13%

Multiline Retail: 0.14%
Other securities				7,397,878	0.14

Specialty Retail: 0.21%
Other securities				11,266,020	0.21

Textiles, Apparel & Luxury Goods: 0.01%
Other securities				710,193	0.01

Consumer Staples: 1.89%

Beverages: 0.54%
Other securities				29,065,523	0.54

Food & Staples Retailing: 0.48%
Other securities				26,225,996	0.48

Food Products: 0.42%
Other securities				22,540,818	0.42

Household Products: 0.16%
Other securities				8,725,639	0.16

Personal Products: 0.02%
Other securities				949,085	0.02

Tobacco: 0.27%
Other securities				14,457,122	0.27

Energy: 1.71%

Energy Equipment & Services: 0.16%
Other securities				8,602,226	0.16

Oil, Gas & Consumable Fuels: 1.55%
Other securities				83,369,493	1.55

Financials: 7.41%

Capital Markets: 1.37%
Other securities				73,962,268	1.37

	Interest rate	Maturity date	Principal
Commercial Banks: 0.99%
Wachovia Bank NA (l)	4.88%	2-1-2015	$350,000	369,093	0.01
Wachovia Bank NA (l)	5.85	2-1-2037	1,000,000	1,112,278	0.02
Wachovia Bank NA (l)	6.60	1-15-2038	600,000	729,646	0.01
Wachovia Corporation (l)	5.50	8-1-2035	700,000	721,833	0.01
Wachovia Corporation (l)	5.63	10-15-2016	1,200,000	1,339,584	0.03
Wachovia Corporation (l)	5.75	6-15-2017	1,000,000	1,137,810	0.02

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2013 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Commercial Banks (continued)
Wachovia Corporation (l)	5.75%	2-1-2018	$1,000,000	$1,144,296	0.02%
Wells Fargo & Company (l)	1.25	2-13-2015	1,500,000	1,507,748	0.03
Wells Fargo & Company (l)	1.50	7-1-2015	750,000	758,414	0.01
Wells Fargo & Company (l)	1.50	1-16-2018	1,000,000	972,745	0.02
Wells Fargo & Company (l)	2.63	12-15-2016	1,000,000	1,036,968	0.02
Wells Fargo & Company (l)	3.45	2-13-2023	750,000	697,722	0.01
Wells Fargo & Company (l)	3.50	3-8-2022	1,000,000	991,392	0.02
Wells Fargo & Company (l)	3.68	6-15-2016	1,000,000	1,061,939	0.02
Wells Fargo & Company (l)	3.75	10-1-2014	1,500,000	1,551,768	0.03
Wells Fargo & Company (l)	4.60	4-1-2021	1,250,000	1,344,323	0.03
Wells Fargo & Company (l)	5.63	12-11-2017	1,500,000	1,708,895	0.03
Wells Fargo Bank NA (l)	5.95	8-26-2036	350,000	394,176	0.01
Wells Fargo Capital X (l)	5.95	12-1-2086	500,000	480,007	0.01
Other securities				34,189,323	0.63

				53,249,960	0.99

Consumer Finance: 0.87%
Other securities				46,920,667	0.87

Diversified Financial Services: 2.60%
Other securities				140,344,310	2.60

Insurance: 0.98%
Other securities				52,851,296	0.98

Real Estate Management & Development: 0.02%
Other securities				1,000,546	0.02

REITs: 0.58%
Other securities				31,071,642	0.58

Thrifts & Mortgage Finance: 0.00%
Other securities				245,414	0.00

Health Care: 1.92%

Biotechnology: 0.25%
Other securities				13,420,681	0.25

Health Care Equipment & Supplies: 0.25%
Other securities				13,567,326	0.25

Health Care Providers & Services: 0.51%
Other securities				27,614,691	0.51

Life Sciences Tools & Services: 0.07%
Other securities				3,648,844	0.07

Pharmaceuticals: 0.84%
Other securities				45,311,455	0.84

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	81

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Industrials: 1.49%

Aerospace & Defense: 0.40%
Other securities	$21,650,612	0.40%

Air Freight & Logistics: 0.08%
Other securities	4,270,988	0.08

Airlines: 0.09%
Other securities	4,828,617	0.09

Building Products: 0.01%
Other securities	319,486	0.01

Commercial Services & Supplies: 0.19%
Other securities	10,495,341	0.19

Construction & Engineering: 0.01%
Other securities	507,463	0.01

Electrical Equipment: 0.09%
Other securities	4,802,271	0.09

Industrial Conglomerates: 0.12%
Other securities	6,259,274	0.12

Machinery: 0.18%
Other securities	9,787,022	0.18

Professional Services: 0.01%
Other securities	605,656	0.01

Road & Rail: 0.31%
Other securities	16,714,928	0.31

Information Technology: 1.27%

Communications Equipment: 0.15%
Other securities	8,108,721	0.15

Computers & Peripherals: 0.29%
Other securities	15,435,287	0.29

Electronic Equipment, Instruments & Components: 0.06%
Other securities	3,246,637	0.06

Internet Software & Services: 0.05%
Other securities	2,668,311	0.05

IT Services: 0.22%
Other securities	11,818,410	0.22

Office Electronics: 0.05%
Other securities	2,881,126	0.05

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2013 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Semiconductors & Semiconductor Equipment: 0.15%
Other securities	$7,967,680	0.15%

Software: 0.30%
Other securities	16,271,223	0.30

Materials: 0.88%

Chemicals: 0.43%
Other securities	23,063,025	0.43

Construction Materials: 0.00%
Other securities	139,775	0.00

Containers & Packaging: 0.01%
Other securities	306,418	0.01

Metals & Mining: 0.33%
Other securities	18,021,975	0.33

Paper & Forest Products: 0.11%
Other securities	5,836,485	0.11

Telecommunication Services: 0.75%

Diversified Telecommunication Services: 0.71%
Other securities	38,308,327	0.71

Wireless Telecommunication Services: 0.04%
Other securities	1,878,387	0.04

Utilities: 1.78%

Electric Utilities: 1.39%
Other securities	74,711,446	1.39

Gas Utilities: 0.10%
Other securities	5,638,776	0.10

Independent Power Producers & Energy Traders: 0.03%
Other securities	1,486,107	0.03

Multi-Utilities: 0.25%
Other securities	13,514,162	0.25

Water Utilities: 0.01%
Other securities	862,076	0.01

Total Corporate Bonds and Notes (Cost $1,100,748,315)	1,130,548,050	20.97

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	83

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Foreign Government Bonds @: 24.76%
France Government Bond (EUR)	0.25-8.50%	10-25-2014 to 4-25-2060	74,400,000	$111,310,988	2.07%
Italy Buoni Poliennali del Tesoro (EUR)	2.25-9.00	11-15-2014 to 9-1-2044	93,855,000	129,561,767	2.40
Japan Government Five Year Bond Series 66 (JPY)	0.40	9-20-2016	1,525,000,000	15,649,543	0.29
Spain Government Bond (EUR)	3.00-6.00	10-31-2014 to 7-30-2041	39,727,000	54,425,584	1.01
United Kingdom Gilt (GBP)	1.00-8.75	9-7-2014 to 7-22-2068	88,085,000	151,807,044	2.82
Other securities				871,585,335	16.17

Total Foreign Government Bonds (Cost $1,385,627,453)				1,334,340,261	24.76

U.S. Treasury Securities: 22.15%
U.S. Treasury Bond	2.75-7.50	11-15-2014 to 5-15-2043	$113,000,000	118,200,200	2.19
U.S. Treasury Bond	4.25	11-15-2040	9,500,000	10,488,589	0.20
U.S. Treasury Note	0.13-11.25	9-30-2014 to 8-15-2013	572,620,000	596,850,617	11.08
U.S. Treasury Note	0.13	12-31-2014	15,000,000	14,980,080	0.28
U.S. Treasury Note	0.25	9-30-2014	12,000,000	12,010,776	0.22
U.S. Treasury Note	0.25	11-30-2014	20,000,000	20,010,160	0.37
U.S. Treasury Note	0.25	2-15-2015	10,000,000	9,996,090	0.19
U.S. Treasury Note	0.25	7-15-2015	15,000,000	14,961,915	0.28
U.S. Treasury Note	0.25	10-15-2015	15,000,000	14,935,545	0.28
U.S. Treasury Note	0.38	3-15-2015	20,000,000	20,023,440	0.37
U.S. Treasury Note	0.38	4-15-2015	30,000,000	30,025,770	0.56
U.S. Treasury Note	0.50	6-15-2016	10,000,000	9,943,750	0.19
U.S. Treasury Note	0.63	9-30-2017	24,000,000	23,345,616	0.43
U.S. Treasury Note	0.75	6-30-2017	15,000,000	14,746,875	0.27
U.S. Treasury Note	1.00	9-30-2016	10,000,000	10,047,660	0.19
U.S. Treasury Note	1.00	3-31-2017	12,000,000	11,962,500	0.22
U.S. Treasury Note	1.25	4-30-2019	12,000,000	11,606,256	0.22
U.S. Treasury Note	1.38	6-30-2018	10,000,000	9,903,120	0.18
U.S. Treasury Note	1.38	12-31-2018	10,000,000	9,812,500	0.18
U.S. Treasury Note	1.50	7-31-2016	15,000,000	15,314,070	0.28
U.S. Treasury Note	1.50	8-31-2018	12,000,000	11,925,000	0.22
U.S. Treasury Note	1.63	8-15-2022	14,100,000	12,915,826	0.24
U.S. Treasury Note	1.63	11-15-2022	12,500,000	11,383,788	0.21
U.S. Treasury Note	1.75	5-31-2016	10,000,000	10,284,380	0.19
U.S. Treasury Note	1.75	5-15-2023	12,500,000	11,402,350	0.21
U.S. Treasury Note	2.00	11-15-2021	16,000,000	15,378,752	0.29
U.S. Treasury Note	2.00	2-15-2023	11,000,000	10,316,801	0.19
U.S. Treasury Note	2.13	5-31-2015	15,000,000	15,459,960	0.29
U.S. Treasury Note	2.13	12-31-2015	10,000,000	10,371,090	0.19
U.S. Treasury Note	2.13	8-15-2021	10,000,000	9,750,000	0.18
U.S. Treasury Note	2.38	2-28-2015	15,000,000	15,463,470	0.29
U.S. Treasury Note	2.63	8-15-2020	12,000,000	12,327,192	0.23
U.S. Treasury Note	2.63	11-15-2020	10,000,000	10,235,160	0.19
U.S. Treasury Note	3.50	5-15-2020	10,000,000	10,870,310	0.20
U.S. Treasury Note	3.63	8-15-2019	9,500,000	10,409,179	0.19
U.S. Treasury Note	3.63	2-15-2020	13,000,000	14,247,194	0.26
U.S. Treasury Note	3.63	2-15-2021	20,000,000	21,801,560	0.40

Total U.S. Treasury Securities (Cost $1,184,675,859)				1,193,707,541	22.15

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2013 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Yankee Corporate Bonds and Notes: 3.64%

Consumer Discretionary: 0.03%

Media: 0.03%
Other securities	$1,813,965	0.03%

Consumer Staples: 0.07%

Beverages: 0.07%
Other securities	3,679,133	0.07

Energy: 0.69%

Energy Equipment & Services: 0.05%
Other securities	2,638,694	0.05

Oil, Gas & Consumable Fuels: 0.64%
Other securities	34,314,237	0.64

Financials: 1.52%

Capital Markets: 0.05%
Other securities	2,624,560	0.05

Commercial Banks: 0.91%
Other securities	49,301,174	0.91

Diversified Financial Services: 0.50%
Other securities	27,176,863	0.50

Insurance: 0.06%
Other securities	2,983,199	0.06

Real Estate Management & Development: 0.00%
Other securities	136,625	0.00

Health Care: 0.16%

Health Care Equipment & Supplies: 0.00%
Other securities	252,501	0.00

Pharmaceuticals: 0.16%
Other securities	8,585,312	0.16

Industrials: 0.14%

Aerospace & Defense: 0.01%
Other securities	745,250	0.01

Commercial Services & Supplies: 0.02%
Other securities	1,273,451	0.02

Industrial Conglomerates: 0.06%
Other securities	2,976,163	0.06

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	85

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Machinery: 0.01%
Other securities	$538,781	0.01%

Road & Rail: 0.04%
Other securities	1,866,112	0.04

Information Technology: 0.01%

Internet Software & Services: 0.01%
Other securities	568,058	0.01

Materials: 0.35%

Chemicals: 0.09%
Other securities	5,170,190	0.09

Metals & Mining: 0.24%
Other securities	12,835,196	0.24

Paper & Forest Products: 0.02%
Other securities	943,386	0.02

Telecommunication Services: 0.64%

Diversified Telecommunication Services: 0.38%
Other securities	20,209,887	0.38

Wireless Telecommunication Services: 0.26%
Other securities	14,102,846	0.26

Utilities: 0.03%

Electric Utilities: 0.00%
Other securities	154,207	0.00

Independent Power Producers & Energy Traders: 0.01%
Other securities	506,252	0.01

Multi-Utilities: 0.01%
Other securities	565,453	0.01

Water Utilities: 0.01%
Other securities	267,711	0.01

Total Yankee Corporate Bonds and Notes (Cost $193,801,259)	196,229,206	3.64

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2013 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Yield	Shares	Value	Percent of net assets

Short-Term Investments: 2.12%

Investment Companies: 2.12%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.09%	111,889,955	$111,889,955	2.08%
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.14	2,265,033	2,265,033	0.04

Total Short-Term Investments (Cost $114,154,988)			114,154,988	2.12

Total investments in securities (Cost $5,469,975,823) *			5,455,151,000	101.21
Other assets and liabilities, net			(65,443,446)	(1.21)

Total net assets			$5,389,707,554	100.00%

%%	Security issued on a when-issued basis

(l)	Investment in an affiliate

@	Foreign bond principal is denominated in local currency.

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $5,471,585,589 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$132,954,722
Gross unrealized depreciation	(149,389,311)

Net unrealized depreciation	$(16,434,589)

The following table shows the percent of total long-term investments by geographic location as of August 31, 2013 (unaudited):

United States	70.78%
Japan	11.19%
United Kingdom	3.80%
France	2.80%
Italy	2.51%
Germany	2.22%
Canada	1.59%
Spain	1.37%
Netherlands	1.14%
Other	2.60%

100.00%

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	87

DIVERSIFIED STOCK PORTFOLIO

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/diversifiedstock.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSRS, is also available on the SEC’s website at sec.gov.

Security name	Shares	Value	Percent of net assets

Common Stocks: 97.62%

Consumer Discretionary: 13.48%

Auto Components: 1.08%
Other securities		$90,182,194	1.08%

Automobiles: 1.47%
Toyota Motor Corporation	560,314	33,703,664	0.41
Other securities		88,412,796	1.06

		122,116,460	1.47

Distributors: 0.17%
Other securities		13,875,008	0.17

Diversified Consumer Services: 0.45%
Other securities		37,067,117	0.45

Hotels, Restaurants & Leisure: 2.30%
McDonald’s Corporation	233,314	22,015,509	0.27
Other securities		169,360,441	2.03

		191,375,950	2.30

Household Durables: 0.89%
Other securities		73,676,150	0.89

Internet & Catalog Retail: 0.88%
Amazon.com Incorporated †	84,727	23,806,592	0.29
Other securities		49,455,189	0.59

		73,261,781	0.88

Leisure Equipment & Products: 0.29%
Other securities		24,116,502	0.29

Media: 2.04%
Other securities		169,300,199	2.04

Multiline Retail: 0.57%
Other securities		47,178,285	0.57

Specialty Retail: 2.18%
Other securities		181,129,309	2.18

Textiles, Apparel & Luxury Goods: 1.16%
Other securities		96,086,199	1.16

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2013 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Consumer Staples: 6.94%

Beverages: 1.36%
PepsiCo Incorporated	172,663	$13,766,421	0.17%
The Coca-Cola Company	427,766	16,332,106	0.20
Other securities		82,646,697	0.99

		112,745,224	1.36

Food & Staples Retailing: 1.68%
Other securities		139,402,079	1.68

Food Products: 2.05%
Nestle SA	312,322	20,439,662	0.25
Other securities		149,476,412	1.80

		169,916,074	2.05

Household Products: 0.80%
Procter & Gamble Company	306,082	23,840,727	0.29
Other securities		42,560,555	0.51

		66,401,282	0.80

Personal Products: 0.41%
Other securities		33,909,536	0.41

Tobacco: 0.64%
Philip Morris International Incorporated	182,650	15,240,316	0.18
Other securities		38,238,959	0.46

		53,479,275	0.64

Energy: 7.59%

Energy Equipment & Services: 1.65%
Schlumberger Limited	309,405	25,043,241	0.30
Other securities		111,873,874	1.35

		136,917,115	1.65

Oil, Gas & Consumable Fuels: 5.94%
Chevron Corporation	216,523	26,075,865	0.31
Exxon Mobil Corporation	496,631	43,286,358	0.52
Occidental Petroleum Corporation	187,562	16,544,844	0.20
Other securities		407,349,079	4.91

		493,256,146	5.94

Financials: 20.79%

Capital Markets: 1.54%
Other securities		127,863,336	1.54

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	89

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Commercial Banks: 7.86%
Australia & New Zealand Banking Group Limited	515,600	$13,536,568	0.16%
China Construction Bank	19,871,990	14,495,335	0.18
Commonwealth Bank of Australia	302,662	19,525,930	0.24
HSBC Holdings plc	1,803,870	18,886,431	0.23
Mitsubishi UFJ Financial Group Incorporated	2,600,970	15,157,945	0.18
Wells Fargo & Company (l)	550,120	22,598,930	0.27
Westpac Banking Corporation	588,424	16,334,558	0.20
Other securities		531,845,033	6.40

		652,380,730	7.86

Consumer Finance: 0.28%
Other securities		22,967,299	0.28

Diversified Financial Services: 1.82%
Bank of America Corporation	1,203,966	17,000,000	0.21
Berkshire Hathaway Incorporated Class B †	203,700	22,655,514	0.27
Citigroup Incorporated	339,838	16,424,371	0.20
JPMorgan Chase & Company	422,077	21,327,551	0.26
Other securities		73,851,814	0.88

		151,259,250	1.82

Insurance: 3.92%
Other securities		325,225,024	3.92

Real Estate Management & Development: 1.08%
Other securities		89,971,765	1.08

REITs: 3.96%
Other securities		329,336,951	3.96

Thrifts & Mortgage Finance: 0.33%
Other securities		27,461,628	0.33

Health Care: 9.25%

Biotechnology: 1.77%
Celgene Corporation †	97,062	13,586,739	0.16
Gilead Sciences Incorporated †	355,000	21,395,850	0.26
Other securities		112,332,656	1.35

		147,315,245	1.77

Health Care Equipment & Supplies: 1.47%
Other securities		121,719,264	1.47

Health Care Providers & Services: 1.78%
Other securities		147,442,872	1.78

Health Care Technology: 0.20%
Other securities		16,996,147	0.20

Life Sciences Tools & Services: 0.67%
Other securities		55,556,268	0.67

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2013 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Pharmaceuticals: 3.36%
Johnson & Johnson	313,676	$27,104,743	0.33%
Merck & Company Incorporated	337,258	15,948,931	0.19
Novartis AG	262,107	19,094,405	0.23
Pfizer Incorporated	745,255	21,023,644	0.25
Roche Holding AG Genusschein	67,282	16,771,054	0.20
Other securities		179,334,480	2.16

		279,277,257	3.36

Industrials: 12.29%

Aerospace & Defense: 1.73%
United Technologies Corporation	196,859	19,705,586	0.24
Other securities		124,095,179	1.49

		143,800,765	1.73

Air Freight & Logistics: 0.60%
United Parcel Service Incorporated Class B	165,400	14,154,932	0.17
Other securities		35,805,587	0.43

		49,960,519	0.60

Airlines: 0.41%
Other securities		33,781,478	0.41

Building Products: 0.48%
Other securities		40,060,245	0.48

Commercial Services & Supplies: 0.92%
Other securities		76,195,233	0.92

Construction & Engineering: 0.58%
Other securities		48,153,891	0.58

Electrical Equipment: 0.93%
Other securities		77,220,561	0.93

Industrial Conglomerates: 1.08%
General Electric Company	1,154,807	26,722,234	0.32
Other securities		62,725,889	0.76

		89,448,123	1.08

Machinery: 2.80%
Other securities		232,839,502	2.80

Marine: 0.15%
Other securities		12,102,863	0.15

Professional Services: 0.53%
Other securities		44,360,916	0.53

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	91

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Road & Rail: 1.05%
Union Pacific Corporation	108,600	$16,674,444	0.20%
Other securities		70,823,868	0.85

		87,498,312	1.05

Trading Companies & Distributors: 0.86%
Other securities		71,158,384	0.86

Transportation Infrastructure: 0.17%
Other securities		13,867,442	0.17

Information Technology: 14.90%

Communications Equipment: 1.14%
Cisco Systems Incorporated	596,849	13,912,550	0.17
QUALCOMM Incorporated	402,197	26,657,617	0.32
Other securities		53,966,251	0.65

		94,536,418	1.14

Computers & Peripherals: 2.25%
Apple Incorporated	218,488	106,414,580	1.28
Other securities		80,169,333	0.97

		186,583,913	2.25

Electronic Equipment, Instruments & Components: 1.41%
Other securities		116,982,293	1.41

Internet Software & Services: 1.79%
eBay Incorporated †	271,908	13,592,681	0.16
Google Incorporated Class A †	62,542	52,966,820	0.64
Other securities		82,233,181	0.99

		148,792,682	1.79

IT Services: 2.75%
International Business Machines Corporation	242,646	44,227,086	0.53
MasterCard Incorporated Class A	24,290	14,721,683	0.18
Visa Incorporated	118,011	20,583,479	0.25
Other securities		148,641,130	1.79

		228,173,378	2.75

Office Electronics: 0.27%
Other securities		22,888,333	0.27

Semiconductors & Semiconductor Equipment: 2.63%
Samsung Electronics Company Limited	29,363	35,999,345	0.43
Taiwan Semiconductor Manufacturing Company Limited	4,166,298	13,812,847	0.17
Other securities		168,339,410	2.03

		218,151,602	2.63

Software: 2.66%
Microsoft Corporation	839,371	28,034,991	0.34
Oracle Corporation	855,215	27,247,150	0.33
Other securities		166,121,318	1.99

		221,403,459	2.66

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2013 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Materials: 5.82%

Chemicals: 2.75%
Other securities		$228,293,780	2.75%

Construction Materials: 0.44%
Other securities		36,516,497	0.44

Containers & Packaging: 0.40%
Other securities		33,051,282	0.40

Metals & Mining: 2.08%
BHP Billiton Limited	589,538	18,643,394	0.23
Other securities		153,529,705	1.85

		172,173,099	2.08

Paper & Forest Products: 0.15%
Other securities		12,757,389	0.15

Telecommunication Services: 2.62%

Diversified Telecommunication Services: 1.25%
AT&T Incorporated	600,898	20,328,379	0.25
Verizon Communications Incorporated	319,524	15,139,047	0.18
Other securities		68,373,040	0.82

		103,840,466	1.25

Wireless Telecommunication Services: 1.37%
China Mobile Limited	1,270,500	13,693,080	0.17
Vodafone Group plc	4,709,118	15,170,498	0.18
Other securities		84,547,095	1.02

		113,410,673	1.37

Utilities: 3.94%

Electric Utilities: 1.74%
Other securities		144,330,693	1.74

Gas Utilities: 0.73%
Other securities		60,859,480	0.73

Independent Power Producers & Energy Traders: 0.16%
Other securities		13,536,918	0.16

Multi-Utilities: 1.18%
Other securities		98,171,565	1.18

Water Utilities: 0.13%
Other securities		10,893,601	0.13

Total Common Stocks (Cost $6,611,785,721)		8,105,960,676	97.62

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	93

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Investment Companies: 0.01%
Other securities	$560,366	0.01%

Total Investment Companies (Cost $845,648)	560,366	0.01

Preferred Stocks: 0.61%

Consumer Discretionary: 0.07%

Automobiles: 0.06%
Other securities	4,684,338	0.06

Multiline Retail: 0.01%
Other securities	619,768	0.01

Consumer Staples: 0.10%

Beverages: 0.07%
Other securities	5,992,479	0.07

Food & Staples Retailing: 0.01%
Other securities	912,427	0.01

Household Products: 0.02%
Other securities	1,650,055	0.02

Energy: 0.10%

Oil, Gas & Consumable Fuels: 0.10%
Other securities	8,610,573	0.10

Financials: 0.18%

Capital Markets: 0.00%
Other securities	29,061	0.00

Commercial Banks: 0.18%
Other securities	14,953,253	0.18

Insurance: 0.00%
Other securities	557	0.00

Health Care: 0.00%

Life Sciences Tools & Services: 0.00%
Other securities	167	0.00

Materials: 0.12%

Chemicals: 0.01%
Other securities	1,096,245	0.01

Metals & Mining: 0.11%
Other securities	8,634,926	0.11

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2013 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Telecommunication Services: 0.02%

Diversified Telecommunication Services: 0.02%
Other securities	$1,541,460	0.02%

Utilities: 0.02%

Electric Utilities: 0.01%
Other securities	1,107,931	0.01

Independent Power Producers & Energy Traders: 0.01%
Other securities	399,893	0.01

Multi-Utilities: 0.00%
Other securities	101,466	0.00

Total Preferred Stocks (Cost $64,554,071)	50,334,599	0.61

Rights: 0.00%

Consumer Discretionary: 0.00%

Hotels, Restaurants & Leisure: 0.00%
Other securities	0	0.00

Energy: 0.00%

Oil, Gas & Consumable Fuels: 0.00%
Other securities	0	0.00

Financials: 0.00%

Commercial Banks: 0.00%
Other securities	36,184	0.00

Industrials: 0.00%

Construction & Engineering: 0.00%
Other securities	8,649	0.00

Machinery: 0.00%
Other securities	2,782	0.00

Total Rights (Cost $18,642)	47,615	0.00

Warrants: 0.00%

Consumer Discretionary: 0.00%

Media: 0.00%
Other securities	361	0.00

Consumer Staples: 0.00%

Food Products: 0.00%
Other securities	1,775	0.00

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	95

DIVERSIFIED STOCK PORTFOLIO

Security name			Value	Percent of net assets

Energy: 0.00%

Energy Equipment & Services: 0.00%
Other securities			$1,495	0.00%

Oil, Gas & Consumable Fuels: 0.00%
Other securities			881	0.00

Financials: 0.00%

Real Estate Management & Development: 0.00%
Other securities			12,666	0.00

Industrials: 0.00%

Construction & Engineering: 0.00%
Other securities			4,873	0.00

Marine: 0.00%
Other securities			2,085	0.00

Information Technology: 0.00%

Software: 0.00%
Other securities			1,759	0.00

Materials: 0.00%

Metals & Mining: 0.00%
Other securities			111	0.00

Utilities: 0.00%

Water Utilities: 0.00%
Other securities			797	0.00

Total Warrants (Cost $49,476)			26,803	0.00

	Yield	Shares
Short-Term Investments: 4.03%

Investment Companies: 4.03%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.09%	94,279,131	94,279,131	1.13
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.14	240,592,367	240,592,367	2.90

Total Short-Term Investments (Cost $334,871,498)			334,871,498	4.03

Total investments in securities (Cost $7,012,125,056) *			8,491,801,557	102.27
Other assets and liabilities, net			(188,862,437)	(2.27)

Total net assets			$8,302,939,120	100.00%

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2013 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

†	Non-income-earning security

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $7,079,053,492 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,879,529,932
Gross unrealized depreciation	(466,781,867)

Net unrealized appreciation	$1,412,748,065

The following table shows percent of total long-term investments by geographic locations as of August 31, 2013 (unaudited):

United States	65.48%
Japan	7.43%
United Kingdom	3.48%
Australia	2.34%
South Korea	1.75%
Canada	1.64%
Switzerland	1.56%
France	1.40%
Germany	1.24%
Taiwan	1.23%
Hong Kong	1.11%
China	1.01%
Other	10.33%

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	97

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 30.56%
Abbey National Treasury Services	0.12%	9-3-2013	$16,000,000	$16,000,000
ANZ Banking Group London	0.09	9-3-2013	6,000,000	6,000,000
Banco Del Estado De Chile	0.22	12-6-2013	2,000,000	1,999,940
Banco Del Estado De Chile ±	0.26	10-7-2013	1,000,000	1,000,040
Bank of Montreal	0.18	9-12-2013	2,000,000	2,000,000
Bank of Montreal	0.19	10-11-2013	7,000,000	6,999,860
Bank of Montreal	0.19	11-20-2013	1,000,000	999,890
Bank of Montreal	0.19	11-20-2013	1,000,000	999,890
Bank of Montreal	0.20	10-17-2013	1,000,000	999,990
Bank of Nova Scotia	0.17	9-17-2013	2,000,000	2,000,120
Bank of Nova Scotia	0.21	11-1-2013	2,000,000	2,000,100
Bank of Nova Scotia ±	0.24	12-16-2013	2,000,000	2,000,240
Bank of Tokyo Mitsubishi LLC	0.10	9-3-2013	7,000,000	6,999,930
Bank of Tokyo Mitsubishi LLC	0.26	9-11-2013	1,000,000	1,000,030
Barclays Bank plc ±	0.77	12-12-2013	5,000,000	5,006,450
Barclays Bank plc ±	0.88	9-30-2013	1,000,000	1,000,500
China Construction Bank	0.30	9-3-2013	4,000,000	4,000,040
China Construction Bank	0.30	9-4-2013	4,000,000	4,000,040
China Construction Bank ±	0.43	3-25-2015	4,000,000	4,000,000
Credit Agricole	0.09	9-3-2013	15,000,000	15,000,000
Credit Agricole	0.22	10-1-2013	2,000,000	2,000,020
Credit Industriel & Commercial New York	0.11	9-3-2013	10,000,000	10,000,000
Credit Industriel & Commercial New York	0.14	9-6-2013	8,000,000	8,000,000
DNB Nor Bank ASA	0.10	9-3-2013	10,000,000	10,000,000
Industrial & Commercial Bank of China (New York)	0.30	9-3-2013	2,000,000	2,000,020
Mitsubishi UFJ Trust & Banking Corporation	0.21	10-28-2013	2,000,000	2,000,060
Mitsubishi UFJ Trust & Banking Corporation	0.21	11-1-2013	1,000,000	1,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.22	11-15-2013	3,000,000	3,000,060
National Australia Bank Limited ±	1.47	1-30-2014	2,000,000	2,011,200
National Australia Bank Limited ±	1.52	1-17-2014	1,000,000	1,005,070
National Bank of Kuwait	0.14	9-3-2013	2,000,000	2,000,000
Nordea Bank plc	0.18	9-17-2013	2,000,000	2,000,040
Nordea Bank plc	0.18	10-2-2013	2,000,000	2,000,040
Nordea Bank plc	0.20	11-15-2013	2,000,000	2,000,080
Nordea Bank plc	0.21	12-4-2013	2,000,000	2,000,080
Norinchukin Bank	0.11	9-6-2013	4,000,000	3,999,953
Norinchukin Bank	0.23	10-7-2013	2,000,000	2,000,080
Norinchukin Bank	0.23	10-16-2013	2,000,000	2,000,100
Norinchukin Bank	0.23	10-24-2013	1,000,000	1,000,060
Norinchukin Bank	0.23	11-5-2013	3,000,000	3,000,000
Norinchukin Bank	0.23	11-14-2013	2,000,000	2,000,000
Royal Bank of Canada ±	0.29	6-24-2014	2,000,000	1,999,700
Skandinaviska Enskilda Banken AG	0.29	12-20-2013	1,000,000	1,000,220
Skandinaviska Enskilda Banken AG ±	0.54	12-3-2013	4,000,000	4,003,520
Societe Generale (New York)	0.12	9-3-2013	10,000,000	10,000,000
Societe Generale (New York) ±	0.38	5-14-2014	2,500,000	2,500,000
Standard Chartered Bank & Trust	0.22	9-30-2013	2,000,000	2,000,160
Standard Chartered Bank & Trust	0.22	12-23-2013	1,000,000	1,000,030
Standard Chartered Bank & Trust	0.22	12-27-2013	2,000,000	2,000,060
Standard Chartered Bank & Trust	0.23	1-8-2014	1,000,000	999,850

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2013 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Standard Chartered Bank & Trust	0.23%	1-13-2014	$1,000,000	$999,850
Sumitomo Mitsui Banking Corporation	0.16	9-13-2013	3,000,000	2,999,970
Sumitomo Mitsui Banking Corporation	0.21	11-13-2013	1,000,000	999,960
Sumitomo Mitsui Banking Corporation	0.21	11-19-2013	1,000,000	999,960
Sumitomo Mitsui Banking Corporation	0.22	10-10-2013	2,000,000	2,000,060
Sumitomo Mitsui Banking Corporation	0.22	10-17-2013	1,000,000	1,000,040
Sumitomo Mitsui Banking Corporation ±	0.22	10-21-2013	2,000,000	2,000,064
Sumitomo Mitsui Banking Corporation	0.23	9-6-2013	3,000,000	3,000,030
Svenska Handelsbanken	0.22	11-15-2013	1,000,000	1,000,030
Svenska Handelsbanken	0.24	12-20-2013	1,000,000	1,000,050
Svenska Handelsbanken	0.82	9-16-2013	1,000,000	1,000,280
Toronto-Dominion Bank	0.17	9-23-2013	3,000,000	3,000,240
Toronto-Dominion Bank	0.22	2-24-2014	2,000,000	2,000,200
Toronto-Dominion Bank	0.23	3-6-2014	2,000,000	2,000,320
Toronto-Dominion Bank ±	0.23	11-15-2013	2,000,000	2,000,440
Toronto-Dominion Bank ±	0.27	10-21-2013	2,000,000	2,000,600
Toronto-Dominion Bank	0.27	9-13-2013	1,000,000	1,000,080

Total Certificates of Deposit (Cost $203,514,598)				203,529,637

Commercial Paper: 50.38%
ABN AMRO Funding LLC 144A(z)	0.20	9-10-2013	2,000,000	1,999,920
Alpine Securitzation 144A(z)(p)	0.16	9-10-2013	1,000,000	999,960
Alpine Securitzation 144A(z)(p)	0.16	9-17-2013	4,000,000	3,999,760
Anglesea Funding plc 144A(p)(z)	0.00	12-3-2013	2,000,000	2,000,000
Anglesea Funding plc 144A(z)(p)	0.20	9-3-2013	1,000,000	999,986
Anglesea Funding plc 144A(z)(p)	0.25	9-4-2013	1,000,000	999,980
Antalis US Funding Corporation 144A(z)(p)	0.14	9-6-2013	1,000,000	999,975
Antalis US Funding Corporation 144A(z)(p)	0.25	9-5-2013	2,000,000	1,999,960
Antalis US Funding Corporation 144A(z)(p)	0.33	11-7-2013	1,000,000	999,640
ASB Finance Limited 144A(z)	0.22	9-10-2013	1,000,000	999,960
ASB Finance Limited ±144A	0.40	9-5-2013	1,000,000	1,000,010
Australia & New Zealand Banking Group ±144A	0.31	11-18-2013	1,000,000	1,000,430
Banco De Credito E Inversiones 144A(z)	0.38	10-29-2013	4,000,000	3,998,680
Banco Santander Chile 144A(z)	0.25	9-6-2013	1,000,000	999,980
Bank of Nova Scotia (z)	0.17	9-20-2013	2,000,000	1,999,960
Bank of Nova Scotia (z)	0.18	10-9-2013	2,000,000	1,999,820
Barclays Bank plc 144A(z)	0.20	9-19-2013	1,000,000	999,930
Barclays Bank plc 144A(z)	0.25	11-6-2013	1,000,000	999,670
Barclays Bank plc 144A(z)	0.25	12-2-2013	2,000,000	1,998,083
Bennington Stark Capital Company ±144A	0.40	5-9-2014	1,000,000	999,901
BNZ International Funding Limited ±144A	0.37	11-1-2013	2,000,000	2,000,540
BNZ International Funding Limited ±144A	0.37	10-2-2013	1,000,000	1,000,170
BPCE 144A(z)	0.20	10-9-2013	3,000,000	2,999,460
BPCE 144A(z)	0.21	10-4-2013	2,000,000	1,999,700
CAFCO LLC 144A(z)	0.19	9-19-2013	1,000,000	999,900
CAFCO LLC 144A(z)	0.19	9-20-2013	1,000,000	999,900
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	10-4-2013	1,000,000	999,850
Caisse Centrale Desjardins du Quebec 144A(z)	0.19	10-11-2013	1,000,000	999,810
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	9-6-2013	2,000,000	1,999,960
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	9-9-2013	1,000,000	999,970

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	99

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Caisse Centrale Desjardins du Quebec 144A(z)	0.20%	11-5-2013	$1,000,000	$999,610
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	11-6-2013	1,000,000	999,600
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	11-7-2013	1,000,000	999,590
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	11-13-2013	1,000,000	999,540
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	11-8-2013	1,000,000	999,590
Caisse Centrale Desjardins du Quebec 144A(z)	0.24	9-12-2013	1,000,000	999,950
Caisse Centrale Desjardins du Quebec 144A(z)	0.24	9-13-2013	1,000,000	999,950
Caisse Centrale Desjardins du Quebec 144A(z)	0.24	12-23-2013	1,000,000	999,180
Caisse Des Depots Et Consignations 144A(z)	0.20	11-29-2013	2,000,000	1,998,840
Charta LLC 144A(z)	0.16	10-2-2013	1,000,000	999,850
Charta LLC 144A(z)	0.17	10-11-2013	1,000,000	999,790
China International Marine Container Company (z)	0.35	9-3-2013	1,000,000	999,990
China International Marine Container Company (z)	0.35	9-6-2013	1,000,000	999,980
Ciesco LLC 144A(z)	0.19	9-19-2013	1,000,000	999,900
CNPC Finance 144A(z)	0.35	9-23-2013	1,000,000	999,900
CNPC Finance 144A(z)	0.36	9-12-2013	1,000,000	999,950
CNPC Finance 144A(z)	0.36	9-16-2013	1,000,000	999,940
CNPC Finance 144A(z)	0.36	9-6-2013	2,000,000	1,999,960
CNPC Finance 144A(z)	0.36	9-27-2013	1,000,000	999,880
CNPC Finance 144A(z)	0.38	10-8-2013	3,000,000	2,999,460
Cofco Capital Corporation (z)	0.16	9-10-2013	1,000,000	999,970
Collateralized Commercial Paper Company LLC 144A(z)	0.18	10-1-2013	2,000,000	1,999,720
Collateralized Commercial Paper Company LLC (z)	0.18	10-29-2013	1,000,000	999,680
Collateralized Commercial Paper Company LLC (z)	0.23	12-18-2013	2,000,000	1,998,680
Collateralized Commercial Paper Company LLC (z)	0.24	9-10-2013	2,000,000	1,999,940
Commonwealth Bank of Australia ±144A	0.31	11-14-2013	2,000,000	2,000,700
Commonwealth Bank of Australia ±144A	0.32	11-29-2013	1,000,000	1,000,310
Concord Minutemen Capital Company 144A(z)(p)	0.19	9-9-2013	1,000,000	999,940
Concord Minutemen Capital Company 144A(z)(p)	0.19	9-18-2013	1,000,000	999,870
Concord Minutemen Capital Company 144A(z)(p)	0.19	9-25-2013	2,000,000	1,999,640
Concord Minutemen Capital Company 144A(z)(p)	0.23	9-4-2013	2,000,000	1,999,940
CPPIB Capital Incorporated 144A(z)	0.15	9-5-2013	2,000,000	1,999,980
CPPIB Capital Incorporated 144A(z)	0.15	11-19-2013	2,000,000	1,999,080
Crown Point Capital Company 144A(z)(p)	0.19	9-24-2013	1,000,000	999,890
Crown Point Capital Company 144A(z)(p)	0.19	9-25-2013	2,000,000	1,999,780
Crown Point Capital Company 144A(z)(p)	0.22	9-18-2013	1,000,000	999,920
Crown Point Capital Company 144A(z)(p)	0.22	9-20-2013	1,000,000	999,910
DBS Bank Limited 144A(z)	0.21	11-13-2013	4,000,000	3,998,520
DBS Bank Limited 144A(z)	0.25	9-4-2013	2,000,000	1,999,980
Dexia Credit Local Societe Anonyme (z)	0.35	11-27-2013	2,000,000	1,998,420
Dexia Credit Local Societe Anonyme (z)	0.47	2-21-2014	2,000,000	1,996,140
Dexia Credit Local Societe Anonyme (z)	0.47	2-26-2014	2,000,000	1,995,900
DNB Nor Bank ASA 144A(z)	0.19	10-9-2013	2,000,000	1,999,720
DNB Nor Bank ASA 144A(z)	0.24	12-9-2013	3,000,000	2,998,350
DNB Nor Bank ASA ±144A	0.42	9-20-2013	3,000,000	3,000,540
Fortis Funding LLC 144A(z)	0.18	9-18-2013	2,000,000	1,999,860
Gotham Funding Corporation 144A(z)(p)	0.17	10-2-2013	1,000,000	999,851
Gotham Funding Corporation 144A(z)(p)	0.17	10-3-2013	1,000,000	999,850
Gotham Funding Corporation 144A(z)(p)	0.21	9-9-2013	2,000,000	1,999,920
Gotham Funding Corporation 144A(z)(p)	0.21	9-11-2013	1,000,000	999,950

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2013 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Govco LLC 144A(z)(p)	0.17%	9-11-2013	$2,000,000	$1,999,860
Govco LLC 144A(z)(p)	0.17	9-24-2013	1,000,000	999,840
Hannover Funding Company LLC 144A(z)(p)	0.20	9-5-2013	1,000,000	999,980
Hannover Funding Company LLC 144A(z)(p)	0.24	11-18-2013	1,000,000	999,560
Hannover Funding Company LLC 144A(z)(p)	0.35	9-20-2013	1,000,000	999,920
Hannover Funding Company LLC 144A(z)(p)	0.35	9-24-2013	1,000,000	999,900
HSBC Bank plc ±144A	0.40	10-15-2013	2,000,000	2,000,720
HSBC Bank plc ±144A	0.40	10-1-2013	2,000,000	2,000,440
Institutional Secured Funding LLC 144A(z)(p)	0.35	9-6-2013	1,000,000	999,980
Kells Funding LLC 144A(z)(p)	0.21	10-22-2013	2,000,000	1,999,580
Kells Funding LLC 144A(z)(p)	0.22	11-7-2013	1,000,000	999,700
Kells Funding LLC 144A(z)(p)	0.22	11-18-2013	1,000,000	999,620
Kells Funding LLC 144A(z)(p)	0.22	11-25-2013	1,000,000	999,570
Kells Funding LLC 144A(z)(p)	0.22	11-25-2013	1,000,000	999,570
Kells Funding LLC 144A(z)(p)	0.23	1-27-2014	1,000,000	999,080
Legacy Capital Company 144A(z)(p)	0.22	10-8-2013	1,000,000	999,820
Legacy Capital Company 144A(z)(p)	0.22	10-15-2013	1,000,000	999,780
Legacy Capital Company 144A(z)(p)	0.23	9-11-2013	1,000,000	999,950
Lexington Parker Capital Company LLC 144A(z)(p)	0.22	9-18-2013	1,000,000	999,920
Lexington Parker Capital Company LLC 144A(z)(p)	0.22	10-8-2013	2,000,000	1,999,480
Liberty Street Funding LLC 144A(z)(p)	0.12	9-4-2013	1,000,000	999,980
Liberty Street Funding LLC 144A(z)(p)	0.16	9-9-2013	2,000,000	1,999,920
Liberty Street Funding LLC 144A(z)(p)	0.18	9-23-2013	1,000,000	999,900
Liberty Street Funding LLC 144A(z)(p)	0.19	11-15-2013	1,000,000	999,580
Liberty Street Funding LLC 144A(z)(p)	0.20	9-3-2013	1,000,000	999,990
Liberty Street Funding LLC 144A(z)(p)	0.20	9-20-2013	1,000,000	999,910
Liberty Street Funding LLC 144A(z)(p)	0.20	10-10-2013	2,000,000	1,999,620
Lloyds Bank plc (z)	0.08	9-3-2013	15,000,000	14,999,817
LMA Americas LLC 144A(z)	0.19	9-3-2013	1,000,000	999,990
LMA Americas LLC 144A(z)	0.29	10-18-2013	600,000	599,856
Macquarie Bank Limited 144A(z)	0.22	9-12-2013	2,000,000	1,999,900
Macquarie Bank Limited 144A(z)	0.25	9-16-2013	2,000,000	1,999,880
Manhattan Asset Funding LLC 144A(z)	0.19	9-5-2013	1,000,000	999,980
MetLife Short Term Funding LLC 144A(z)	0.19	9-10-2013	1,000,000	999,970
MetLife Short Term Funding LLC 144A(z)	0.19	9-17-2013	1,000,000	999,940
MetLife Short Term Funding LLC 144A(z)	0.19	11-4-2013	1,000,000	999,710
Mitsubishi UFJ Trust and Banking Corporation 144A(z)	0.14	9-12-2013	1,000,000	999,950
Mitsubishi UFJ Trust and Banking Corporation 144A(z)	0.19	9-24-2013	1,000,000	999,890
Mountcliff Funding LLC 144A(z)	0.32	9-3-2013	1,000,000	999,990
Mountcliff Funding LLC 144A(z)	0.32	10-10-2013	1,000,000	999,810
Mountcliff Funding LLC 144A(z)	0.32	10-31-2013	1,000,000	999,690
Natexis Banques Populaires (z)	0.14	9-5-2013	5,000,000	4,999,900
Natexis Banques Populaires (z)	0.27	11-1-2013	2,000,000	1,999,240
Natexis Banques Populaires (z)	0.27	11-4-2013	1,000,000	999,590
National Australia Bank Limited 144A(z)	0.17	9-10-2013	2,000,000	1,999,960
Nationwide Building Society 144A(z)	0.25	9-25-2013	1,000,000	999,880
Nederlandse Waterschapbank ±144A	0.25	2-18-2014	1,000,000	1,000,136
Nieuw Amsterdam Receivables Corporation 144A(z)	0.19	9-3-2013	2,000,000	1,999,980
Nieuw Amsterdam Receivables Corporation 144A(z)	0.19	9-4-2013	1,000,000	999,980
Nieuw Amsterdam Receivables Corporation 144A(z)	0.20	10-16-2013	2,000,000	1,999,600

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	101

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Nieuw Amsterdam Receivables Corporation 144A(z)	0.20%	11-5-2013	$1,000,000	$999,690
Nordea Bank AB 144A(z)	0.21	9-13-2013	1,000,000	999,970
Nordea Bank AB 144A(z)	0.23	12-17-2013	2,000,000	1,998,860
Nordea Bank AB 144A(z)	0.26	2-3-2014	3,000,000	2,997,270
NRW Bank 144A(z)	0.17	11-4-2013	1,000,000	999,680
NV Bank Nederlandse Gemeenten 144A(z)	0.20	12-2-2013	4,000,000	3,997,760
NV Bank Nederlandse Gemeenten 144A(z)	0.20	12-5-2013	3,000,000	2,998,260
NV Bank Nederlandse Gemeenten 144A(z)	0.22	1-27-2014	4,000,000	3,995,320
Old Line Funding LLC (z)(p)	0.20	9-3-2013	2,000,000	2,000,000
Old Line Funding LLC (z)(p)	0.20	9-9-2013	1,000,000	999,990
Old Line Funding LLC 144A(z)(p)	0.20	9-13-2013	1,000,000	999,980
Old Line Funding LLC 144A(z)(p)	0.20	9-19-2013	1,000,000	999,980
Old Line Funding LLC 144A(z)(p)	0.23	2-20-2014	1,000,000	999,160
Old Line Funding LLC 144A(z)(p)	0.24	1-24-2014	1,000,000	999,400
Old Line Funding LLC 144A(z)(p)	0.26	9-5-2013	1,000,000	999,990
Oversea-Chinese Banking Corporation Limited (z)	0.20	9-3-2013	2,000,000	1,999,980
Oversea-Chinese Banking Corporation Limited (z)	0.22	10-21-2013	500,000	499,855
Oversea-Chinese Banking Corporation Limited (z)	0.25	3-3-2014	2,000,000	1,997,300
PSP Capital Incorporated 144A(z)	0.15	9-4-2013	1,000,000	999,980
Regency Markets No. 1 LLC 144A(z)(p)	0.15	9-5-2013	2,000,000	1,999,960
Regency Markets No. 1 LLC 144A(z)(p)	0.15	9-13-2013	2,000,000	1,999,900
Regency Markets No. 1 LLC 144A(z)(p)	0.15	9-16-2013	2,000,000	1,999,860
Regency Markets No. 1 LLC 144A(z)(p)	0.15	9-20-2013	2,000,000	1,999,820
Regency Markets No. 1 LLC 144A(z)(p)	0.16	9-23-2013	4,000,000	3,999,600
Ridgefield Funding Company ±144A(p)	0.28	5-9-2014	2,000,000	1,999,883
Ridgefield Funding Company ±144A(p)	0.29	11-7-2013	1,000,000	1,000,000
SBAB Bank AB 144A(z)	0.29	9-12-2013	3,000,000	2,999,850
SBAB Bank AB 144A(z)	0.30	9-17-2013	1,000,000	999,930
SBAB Bank AB 144A(z)	0.30	9-26-2013	1,000,000	999,890
Sinochem Capital Company Limited (z)	0.16	10-3-2013	3,000,000	2,999,646
Sinopec Century Bright Capital Investments Limited 144A(z)	0.36	9-5-2013	1,000,000	999,980
Sinopec Century Bright Capital Investments Limited 144A(z)	0.36	9-9-2013	1,000,000	999,970
Sinopec Century Bright Capital Investments Limited 144A(z)	0.36	9-12-2013	1,000,000	999,950
Sinopec Century Bright Capital Investments Limited 144A(z)	0.36	9-13-2013	2,000,000	1,999,900
Sinopec Century Bright Capital Investments Limited 144A(z)	0.36	9-16-2013	2,000,000	1,999,880
Skandinaviska Enskilda Banken AG 144A(z)	0.26	12-17-2013	8,000,000	7,994,960
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	11-13-2013	1,000,000	999,560
Sumitomo Mitsui Banking Corporation 144A(z)	0.23	9-5-2013	2,000,000	1,999,960
Sumitomo Trust & Banking Company 144A(z)	0.16	9-4-2013	3,000,000	2,999,940
Sumitomo Trust & Banking Company 144A(z)	0.16	9-18-2013	2,000,000	1,999,880
Sumitomo Trust & Banking Company 144A(z)	0.16	9-20-2013	2,000,000	1,999,860
Sumitomo Trust & Banking Company 144A(z)	0.16	9-26-2013	2,000,000	1,999,760
Suncorp Group Limited 144A(z)	0.37	11-4-2013	1,000,000	999,620
Suncorp Group Limited 144A(z)	0.37	9-12-2013	1,000,000	999,950
Suncorp Group Limited 144A(z)	0.37	9-18-2013	1,000,000	999,930
Suncorp Group Limited 144A(z)	0.37	9-19-2013	1,000,000	999,920
Svenska Handelsbanken 144A(z)	0.22	12-20-2013	3,000,000	2,998,050
Sydney Capital Corporation 144A(z)(p)	0.25	9-12-2013	2,000,000	1,999,920
Sydney Capital Corporation 144A(z)(p)	0.26	9-16-2013	1,000,000	999,950
Thunder Bay Funding LLC 144A(z)(p)	0.20	10-3-2013	1,000,000	999,840

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2013 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Toyota Credit Canada Incorporated (z)	0.19%	9-18-2013	$1,000,000	$999,980
Toyota Motor Credit Corporation (z)	0.20	10-23-2013	1,000,000	999,830
United Overseas Bank Limited 144A(z)	0.18	9-10-2013	2,000,000	1,999,940
United Overseas Bank Limited 144A(z)	0.19	9-18-2013	2,000,000	1,999,880
United Overseas Bank Limited 144A(z)	0.19	11-22-2013	2,000,000	1,999,060
United Overseas Bank Limited 144A(z)	0.22	11-14-2013	1,000,000	999,600
United Overseas Bank Limited 144A(z)	0.23	11-12-2013	1,000,000	999,610
UOB Funding LLC (z)	0.17	11-8-2013	1,000,000	999,741
UOB Funding LLC (z)	0.19	12-20-2013	1,000,000	999,472
UOB Funding LLC (z)	0.21	9-18-2013	1,000,000	999,960
Victory Receivables 144A(z)(p)	0.18	9-5-2013	4,000,000	3,999,920
Victory Receivables 144A(z)(p)	0.18	9-6-2013	1,000,000	999,970
Victory Receivables 144A(z)(p)	0.18	9-18-2013	1,000,000	999,920
Victory Receivables 144A(z)(p)	0.21	9-4-2013	3,000,000	2,999,940
Victory Receivables 144A(z)(p)	0.21	9-10-2013	512,000	511,980
Victory Receivables 144A(z)(p)	0.21	9-11-2013	1,000,000	999,950
Westpac Banking Corporation ±144A	0.32	11-8-2013	2,000,000	2,000,560
Westpac Banking Corporation ±144A	0.32	1-16-2014	2,000,000	2,000,760
Westpac Securities NZ Limited 144A(z)	0.20	9-23-2013	2,000,000	1,999,960
Westpac Securities NZ Limited 144A(z)	0.22	9-9-2013	2,000,000	2,000,000
Westpac Securities NZ Limited 144A(z)	0.22	9-10-2013	1,000,000	1,000,000
Westpac Securities NZ Limited ±144A	0.26	11-19-2013	3,000,000	3,000,000
Westpac Securities NZ Limited ±144A	0.36	10-25-2013	2,000,000	2,000,400

Total Commercial Paper (Cost $335,535,676)				335,547,052

Corporate Bonds and Notes: 0.88%

Financials: 0.68%

Consumer Finance: 0.30%
Toyota Motor Credit Corporation ±	0.27	12-9-2013	2,000,000	1,999,900

Diversified Financial Services: 0.38%
Australia & New Zealand Banking Group ±144A	1.27	12-20-2013	1,000,000	1,002,680
GBG LLC Custody Receipts 144Aø	0.10	9-1-2027	179,000	179,000
LTF Real Estate LLC 144Aø	0.25	6-1-2033	375,000	375,000
Overseas Private Investment Corporation ø(i)	0.14	7-9-2026	1,000,000	1,000,000

				2,556,680

Health Care: 0.20%

Health Care Providers & Services: 0.20%
ACTS Retirement Life Communities Incorporated ø	0.17	11-15-2029	344,000	344,000
Providence Health & Services ø	0.19	10-1-2042	1,000,000	1,000,000

				1,344,000

Total Corporate Bonds and Notes (Cost $5,901,012)				5,900,580

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	103

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 6.23%

Alabama: 0.15%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series C (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.09%	11-15-2046	$1,000,000	$1,000,000

California: 0.52%
California (Tax Revenue)	0.15	11-6-2013	1,000,000	1,000,000
San Bernardino County CA Flood Control District (Miscellaneous Revenue, Bank of America NA LOC) ø	0.07	8-1-2037	500,000	500,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC) ø	0.09	12-1-2033	930,000	930,000
San Jose CA Financing Authority Hayes Mansion Series D (Miscellaneous Revenue, U.S. Bank NA LOC) ø	0.16	6-1-2025	1,000,000	1,000,000

				3,430,000

Colorado: 0.48%
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA) ø	0.15	10-1-2033	945,000	945,000
Colorado HFA Class I Series B-2 (Housing Revenue, Royal Bank of Canada SPA) ø	0.07	5-1-2038	1,000,000	1,000,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA) ø	0.12	5-1-2050	250,000	250,000
Colorado Southern Ute Indian Tribe Reservation Series 2001 (IDR) ø	0.07	11-1-2031	1,000,000	1,000,000

				3,195,000

Florida: 0.15%
Miami-Dade County FL Building Better Community Program (GO, U.S. Bank NA LOC, U.S. Bank NA LIQ) ø	0.07	1-1-2015	1,000,000	1,000,000

Illinois: 0.45%
Cook County IL Various Projects Series D (Tax Revenue) ø	0.16	11-1-2030	1,000,000	1,000,000
Illinois Housing Development Authority Homeowners Mortgage Revenue Bonds 2005 Sub Series A-3 (Housing Revenue, FHLB SPA) ø	0.07	8-1-2035	1,000,000	1,000,000
Springfield IL PUTTER Series 1314 (Utilities Revenue, BHAC/MBIA Insured, JPMorgan Chase & Company LIQ) ø	0.09	3-1-2014	1,000,000	1,000,000

				3,000,000

Maryland: 0.29%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC) ø	0.16	7-1-2032	955,000	955,000
Maryland CDA Series G (Housing Revenue, State Street Bank & Trust Company SPA) ø	0.09	9-1-2040	500,000	500,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC) ø	0.13	1-1-2029	490,000	490,000

				1,945,000

Massachusetts: 0.05%
Massachusetts Development Finance Agency Babson College Series B (Education Revenue, Citizens Bank LOC) ø	0.09	10-1-2031	315,000	315,000

Michigan: 0.80%
Michigan Higher Education Student Loan Royal Bank of Canada Municipal Products Incorporated Series L-28 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) ø	0.11	9-1-2033	1,000,000	1,000,000
Michigan Housing Development Authority Series A (Housing Revenue, JPMorgan Chase & Company SPA) ø	0.08	10-1-2037	990,000	990,000
Puttable Floating Option Taxable Notes Series TNP-1005 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.45	10-1-2046	3,355,000	3,355,000

				5,345,000

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2013 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

New Jersey: 0.15%
Salem County NJ PCFA Atlantic City Electric Company Project Series A (Utilities Revenue, JPMorgan Chase & Company LOC) ø	0.09%	4-15-2014	$1,000,000	$1,000,000

New York: 0.42%
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144Aø	0.21	10-1-2031	690,000	690,000
Puttable Floating Option Taxable Notes Series TNP-1006 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.44	11-1-2039	700,000	700,000
Puttable Floating Option Taxable Notes Series TNP-39 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.44	7-27-2014	400,000	400,000
Westchester County NY Healthcare Corporation Series D (Health Revenue, TD Bank NA LOC) ø	0.12	11-1-2034	1,000,000	1,000,000

				2,790,000

Ohio: 0.17%
Ohio HFA Residential Management Taxable Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA) ø	0.15	9-1-2039	194,000	194,000
Ohio HFA Residential Mortgage Backed Series E (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase & Company SPA) ø	0.09	9-1-2038	970,000	970,000

				1,164,000

Oregon: 0.15%
Oregon State Department PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.43	5-1-2035	1,000,000	1,000,000

Pennsylvania : 0.29%
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured) 144Aø	0.11	8-1-2030	1,000,000	1,000,000
Philadelphia PA Airport Refunding Bonds Series C-2 (Airport Revenue, Royal Bank of Canada LOC) ø	0.07	6-15-2025	915,000	915,000

				1,915,000

South Carolina: 0.31%
South Carolina Public Service Authority (Miscellaneous Revenue, Citibank NA LIQ) 144Aø	0.16	1-1-2050	1,000,000	1,000,000
York County SC Electric Membership Corporation Project Series B (Utilities Revenue)	0.25	9-3-2013	550,000	550,006
York County SC PCR Series B1 (Utilities Revenue)	0.25	9-3-2013	500,000	500,005

				2,050,011

Tennessee: 0.33%
Montgomery County TN Public Building Authority Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC) ø	0.12	7-1-2034	1,840,000	1,840,000
Montgomery County TN Public Building Authority Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC) ø	0.12	2-1-2036	380,000	380,000

				2,220,000

Texas: 1.04%
Austin TX Airport Systems Series 3 (Airport Revenue, State Street Bank & Trust Company LOC, AGM Insured) ø	0.08	11-15-2025	1,000,000	1,000,000
Bexar County TX Health Facilities Development (Health Revenue, JPMorgan Chase & Company LOC) ø	0.08	12-1-2032	1,875,000	1,875,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	105

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Pasadena TX Independent School District Series B (GO, AGM Insured, JPMorgan Chase & Company SPA) ø	0.22%	2-1-2035	$1,000,000	$1,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) ø	0.36	12-15-2026	701,530	701,530
Texas Taxable Product Development Program Series A (Miscellaneous Revenue, National Australia Bank SPA) ø	0.10	6-1-2045	100,000	100,000
Texas Veterans Bond Series B (Miscellaneous Revenue, Sumitomo Mitsui Banking SPA) ø	0.07	12-1-2042	2,000,000	2,000,000
Texas Veterans Housing Assistance Program Fund II Series C-2 (GO, State Street Bank & Trust Company SPA) ø	0.07	12-1-2033	250,000	250,000

				6,926,530

Utah: 0.11%
Utah Board of Regents Student Loan Series A (Education Revenue, Royal Bank of Canada LOC) ø	0.08	11-1-2045	749,000	749,000

Wisconsin: 0.37%
Wisconsin Housing & EDA Series F (Housing Revenue, JPMorgan Chase & Company SPA) ø	0.13	5-1-2030	475,000	475,000
Wisconsin PFA Housing Project (Housing Revenue, Bank of America NA LOC) ø	0.24	1-1-2042	1,000,000	1,000,000
Wisconsin Public Power PUTTER Series 1232 (Utilities Revenue, BHAC/Ambac Insured, JPMorgan Chase & Company LIQ) ø	0.09	1-1-2015	1,000,000	1,000,000

				2,475,000

Total Municipal Obligations (Cost $41,519,530)				41,519,541

Repurchase Agreements ^^: 7.83%
Bank of Nova Scotia, dated 8-30-2013, maturity value $13,000,087 (1)	0.06	9-3-2013	13,000,000	13,000,000
Goldman Sachs & Company, dated 8-1-2013, maturity value $6,002,035 (2)§(i)±¢	0.21	10-1-2013	6,000,000	6,000,000
GX Clarke & Company, dated 8-30-2013, maturity value $2,000,040 (3)	0.18	9-3-2013	2,000,000	2,000,000
JPMorgan Securities, dated 8-1-2013, maturity value $1,000,147 (4) §±¢	0.16	9-3-2013	1,000,000	1,000,000
JPMorgan Securities, dated 8-1-2013, maturity value $10,002,842 (5) §±¢	0.31	9-3-2013	10,000,000	10,000,000
Societe Generale NY, dated 8-30-2013, maturity value $20,120,649 (6)	0.07	9-3-2013	20,120,493	20,120,493

Total Repurchase Agreements (Cost $52,120,493)				52,120,493

U.S. Treasury Securities: 5.00%
U.S. Treasury Bill (z)	0.01	9-5-2013	2,000,000	1,999,998
U.S. Treasury Bill (z)	0.01	9-12-2013	1,000,000	999,997
U.S. Treasury Bill (z)	0.02	9-26-2013	1,000,000	999,987
U.S. Treasury Bill (z)	0.02	11-29-2013	3,000,000	2,999,820
U.S. Treasury Bill (z)	0.02	12-12-2013	3,000,000	2,999,811
U.S. Treasury Bill (z)	0.03	12-5-2013	3,000,000	2,999,787
U.S. Treasury Bill (z)	0.03	12-19-2013	2,000,000	1,999,822
U.S. Treasury Note	0.25	11-30-2013	2,000,000	2,000,860
U.S. Treasury Note	0.25	3-31-2014	2,000,000	2,001,796
U.S. Treasury Note	0.25	6-30-2014	1,000,000	1,000,938
U.S. Treasury Note	0.75	12-15-2013	2,000,000	2,003,828
U.S. Treasury Note	1.25	4-15-2014	2,000,000	2,014,140

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2013 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	2.63%	6-30-2014	$1,000,000	$1,020,430
U.S. Treasury Note	4.75	5-15-2014	8,000,000	8,258,128

Total U.S. Treasury Securities (Cost $33,294,544)				33,299,342

Total investments in securities (Cost $671,885,853) *	100.88%	671,916,645
Other assets and liabilities, net	(0.88)	(5,848,854)

Total net assets	100.00%	$666,067,791

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

(p)	Asset-backed commercial paper

§	Security is subject to a demand feature which reduces the effective maturity.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

(i)	Illiquid security

^^	Collateralized by:

(1) U.S. government securities, 2.50% to 3.50%, 11-1-2027 to 9-1-2043, fair value including accrued interest is $13,390,000.

(2) U.S. government securities, 0.00% to 2.13%, 9-6-2013 to 2-15-2043, fair value including accrued interest is $6,120,000.

(3) U.S. government securities, 0.00% to 11.25%, 8-31-2013 to 8-15-2043, fair value including accrued interest is $2,040,056.

(4) U.S. government securities, 0.00%, 11-20-2013 to 1-31-2014, fair value is $1,020,047.

(5) U.S. government securities, 0.00% to 0.39%, 9-3-2013 to 5-23-2014, fair value including accrued interest is $10,200,029.

(6) U.S. government securities, 1.68% to 2.79%, 3-1-2032 to 2-1-2043, fair value including accrued interest is $20,724,108.

¢	Represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

*	Cost for federal income tax purposes is $671,885,853 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$37,801
Gross unrealized depreciation	(7,009)

Net unrealized appreciation	$30,792

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities —August 31, 2013 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	107

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$5,321,935,375	$8,134,331,129	$671,916,645
In affiliated securities, at value (see cost below)	133,215,625	357,470,428	0

Total investments, at value (see cost below)	5,455,151,000	8,491,801,557	671,916,645
Segregated cash	0	6,518,900	0
Foreign currency, at value (see cost below)	5,096,136	32,493,069	0
Receivable for investments sold	10,020,031	285,139	126,549
Principal paydown receivable	77,482	0	0
Receivable for dividends and interest	40,577,921	14,684,382	216,980
Receivable for securities lending income	1,181	252,148	0
Prepaid expenses and other assets	0	0	243

Total assets	5,510,923,751	8,546,035,195	672,260,417

Liabilities
Payable for investments purchased	118,119,033	19,656	6,119,852
Payable upon receipt of securities loaned	2,265,033	240,592,367	0
Payable for daily variation margin on open futures contracts	0	1,225,690	0
Advisory fee payable	760,131	1,093,052	60,392
Accrued expenses and other liabilities	72,000	165,310	12,382

Total liabilities	121,216,197	243,096,075	6,192,626

Total net assets	$5,389,707,554	$8,302,939,120	$666,067,791

Investments in unaffiliated securities, at cost	$5,337,651,724	$6,661,538,199	$671,885,853

Investments in affiliated securities, at cost	$132,324,099	$350,586,857	$0

Total investments, at cost	$5,469,975,823	$7,012,125,056	$671,885,853

Securities on loan, at value	$2,218,669	$232,079,757	$0

Foreign currency, at cost	$5,110,008	$34,317,223	$0

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of operations —six months ended August 31, 2013 (unaudited)

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Investment income
Interest**	$64,249,457	$16,061	$714,218
Income from affiliated securities	513,387	428,722	0
Securities lending income, net	10,358	3,358,134	0
Dividends*	0	99,419,043	0

Total investment income	64,773,202	103,221,960	714,218

Expenses
Advisory fee	5,738,957	9,752,338	317,224
Custody and accounting fees	200,540	833,188	30,595
Professional fees	28,949	25,644	19,962
Shareholder report expenses	6,527	10,712	6,141
Trustees’ fees and expenses	6,607	6,607	6,337
Other fees and expenses	36,330	86,400	7,332

Total expenses	6,017,910	10,714,889	387,591
Less: Fee waivers and/or expense reimbursements	(145,072)	(1,007,049)	0

Net expenses	5,872,838	9,707,840	387,591

Net investment income	58,900,364	93,514,120	326,627

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(7,985,301)	198,494,176	10,496
Affiliated securities	24,055	1,013,774	0
Futures transactions	0	21,680,059	0

Net realized gain (losses) on investments	(7,961,246)	221,188,009	10,496

Net change in unrealized gains (losses) on:
Unaffiliated securities	(203,125,319)	192,087,660	(26,951)
Affiliated securities	(815,381)	2,823,931	0
Futures transactions	0	(2,678,942)	0

Net change in unrealized gains (losses) on investments	(203,940,700)	192,232,649	(26,951)

Net realized and unrealized gains (losses) on investments	(211,901,946)	413,420,658	(16,455)

Net increase (decrease) in net assets resulting from operations	$(153,001,582)	$506,934,778	$310,172

** Net of foreign interest withholding taxes in the amount of	$629,425	$0	$0
* Net of foreign dividend withholding taxes in the amount of	$0	$5,753,081	$0

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	109

	Diversified Fixed Income Portfolio
	Six months ended August 31, 2013 (unaudited)	Year ended February 28, 2013

Operations
Net investment income	$58,900,364	$109,678,188
Net realized gains (losses) on investments	(7,961,246)	23,396,008
Net change in unrealized gains (losses) on investments	(203,940,700)	(68,670,076)

Net increase (decrease) in net assets resulting from operations	(153,001,582)	64,404,120

Capital share transactions
Contributions	715,153,121	1,398,744,816
Withdrawals	(494,814,834)	(738,178,695)

Net increase in net assets resulting from capital share transactions	220,338,287	660,566,121

Total increase in net assets	67,336,705	724,970,241

Net assets
Beginning of period	5,322,370,849	4,597,400,608

End of period	$5,389,707,554	$5,322,370,849

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Diversified Stock Portfolio
	Six months ended August 31, 2013 (unaudited)	Year ended February 28, 2013

Operations
Net investment income	$93,514,120	$151,194,748
Net realized gains on investments	221,188,009	247,659,473
Net change in unrealized gains (losses) on investments	192,232,649	457,755,675

Net increase in net assets resulting from operations	506,934,778	856,609,896

Capital share transactions
Contributions	648,514,936	1,942,191,142
Withdrawals	(1,142,534,880)	(1,276,247,856)

Net increase (decrease) in net assets resulting from capital share transactions	(494,019,944)	665,943,286

Total increase in net assets	12,914,834	1,522,553,182

Net assets
Beginning of period	8,290,024,286	6,767,471,104

End of period	$8,302,939,120	$8,290,024,286

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	111

	Short-Term Investment Portfolio
	Six months ended August 31, 2013 (unaudited)	Year ended February 28, 2013

Operations
Net investment income	$326,627	$728,835
Net realized gains on investments	10,496	59,783
Net change in unrealized gains (losses) on investments	(26,951)	54,744

Net increase in net assets resulting from operations	310,172	843,362

Capital share transactions
Contributions	161,387,146	243,994,698
Withdrawals	(70,446,797)	(142,471,626)

Net increase in net assets resulting from capital share transactions	90,940,349	101,523,072

Total increase in net assets	91,250,521	102,366,434

Net assets
Beginning of period	574,817,270	472,450,836

End of period	$666,067,791	$574,817,270

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Ratio to average net assets (annualized)
	Net investment income	Gross expenses	Net expenses	Total return[1]	Portfolio turnover rate

Diversified Fixed Income Portfolio
March 1, 2013 to August 31, 2013 (unaudited)	2.13%	0.22%	0.21%	(2.76)%	26%
March 1, 2012 to February 28, 2013	2.24%	0.27%	0.26%	1.50%	43%
March 1, 2011 to February 29, 2012	2.66%	0.27%	0.26%	7.41%	52%
March 1, 2010 to February 28, 2011	2.84%	0.28%	0.26%	5.58%	57%
March 1, 2009 to February 28, 2010	3.47%	0.31%	0.28%	10.44%	113%
March 1, 2008 to February 28, 2009	4.18%	0.35%	0.35%	0.00%	51%

Diversified Stock Portfolio
March 1, 2013 to August 31, 2013 (unaudited)	2.13%	0.24%	0.22%	6.05%	12%
March 1, 2012 to February 28, 2013	2.06%	0.33%	0.28%	11.12%	18%
March 1, 2011 to February 29, 2012	1.79%	0.33%	0.28%	0.86%	17%
March 1, 2010 to February 28, 2011	1.65%	0.34%	0.28%	25.76%	18%
March 1, 2009 to February 28, 2010	1.66%	0.38%	0.31%	66.83%	22%
March 1, 2008 to February 28, 2009	2.02%	0.43%	0.42%	(46.36)%	29%

Short-Term Investment Portfolio
March 1, 2013 to August 31, 2013 (unaudited)	0.10%	0.12%	0.12%	0.00%	N/A
March 1, 2012 to February 28, 2013	0.14%	0.12%	0.12%	0.00%	N/A
March 1, 2011 to February 29, 2012	0.13%	0.12%	0.12%	0.00%	N/A
March 1, 2010 to February 28, 2011	0.20%	0.14%	0.14%	0.00%	N/A
March 1, 2009 to February 28, 2010	0.24%	0.17%	0.16%	0.45%	N/A
March 1, 2008 to February 28, 2009	2.32%	0.19%	0.18%	0.92%	N/A

1.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	113

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: the Wells Fargo Advantage Diversified Fixed Income Portfolio (“Diversified Fixed Income Portfolio”), the Wells Fargo Advantage Diversified Stock Portfolio (“Diversified Stock Portfolio”), and the Wells Fargo Advantage Short-Term Investment Portfolio (“Short-Term Investment Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”).

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolios’ Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On August 31, 2013, fair value pricing was used in pricing foreign securities.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Portfolios’ Valuation Procedures.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the

114	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Repurchase agreements

The Portfolios may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other portfolios advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Portfolio in the event that such Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Portfolio seeks to assert its rights.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time. In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	115

managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Each Portfolio may be subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

The Portfolios may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolios account for TBA dollar roll transactions as purchases and sales.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal

116	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Diversified Fixed Income Portfolio

Agency securities	$0	$1,486,170,954	$0	$1,486,170,954

Corporate bonds and notes	0	1,130,548,050	0	1,130,548,050

Foreign government bonds	0	1,334,340,261	0	1,334,340,261

U.S. Treasury securities	1,193,707,541	0	0	1,193,707,541

Yankee corporate bonds and notes	0	196,229,206	0	196,229,206

Short-term investments
Investment companies	111,889,955	2,265,033	0	114,154,988
	$1,305,597,496	$4,149,553,504	$0	$5,455,151,000
Diversified Stock Portfolio

Equity securities
Common stocks	$5,763,348,435	$2,342,608,528	$3,713	$8,105,960,676
Investment companies	439,553	120,813	0	560,366
Preferred stocks	41,712,756	8,621,843	0	50,334,599
Rights	0	47,615	0	47,615
Warrants	0	26,803	0	26,803

Short-term investments
Investment companies	94,279,131	240,592,367	0	334,871,498
	$5,899,779,875	$2,592,017,969	$3,713	$8,491,801,557

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	117

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Short-Term Investment Portfolio

Certificate of deposit	$0	$203,529,637	$0	$203,529,637

Commercial paper	0	335,547,052	0	335,547,052

Corporate bonds and notes	0	5,900,580	0	5,900,580

Municipal obligations	0	41,519,541	0	41,519,541

Repurchase agreements	0	52,120,493	0	52,120,493

U.S. Treasury securities	33,299,342	0	0	33,299,342
	$33,299,342	$638,617,303	$0	$671,916,645

As of August 31, 2013, the inputs used in valuing Diversified Stock Portfolio’s other financial instruments were as follows:

Futures contracts+	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Diversified Stock Portfolio	$(2,297,198)	$0	$0	$(2,297,198)
+	Futures contracts are presented at the unrealized losses on the instruments.

Transfers in and transfers out are recognized at the end of the reporting period.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolios. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the average daily net assets of Short-Term Investment Portfolio. For Diversified Fixed Income Portfolio and Diversified Stock Portfolio, Funds Management is entitled to receive an annual advisory fee which is calculated based on the average daily net assets of each Portfolio as follows:

	Effective June 1, 2013		Prior to June 1, 2013		Effective rate for the six months ended August 31, 2013
	starting at	declining to	starting at	declining to
Diversified Fixed Income Portfolio	0.20%	0.10%	0.30%	0.24%	0.21%
Diversified Stock Portfolio	0.20	0.10	0.35	0.29	0.22

Funds Management has voluntarily waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Portfolios. The fees related to subadvisory services are borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to Short-Term Investment Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of Short-Term Investment Portfolio increase. SSgA Funds Management Incorporated is the subadviser to both Diversified Fixed Income Portfolio and Diversified Stock Portfolio and is entitled to receive an annual subadvisory fee starting at 0.07% and declining to 0.025% as the average daily net assets of each Portfolio increase. Prior to June 1, 2013, Diversified Fixed Income Portfolio and Diversified Stock Portfolio each paid an annual subadvisory fee which started at 0.10% and declined to 0.05% as the average daily net assets of each Portfolio increased.

118	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended August 31, 2013 were as follows:

	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Diversified Fixed Income Portfolio	$1,532,637,254	$389,499,695	$1,190,373,675	$204,622,425
Diversified Stock Portfolio	0	1,020,795,013	0	1,279,035,832

6. DERIVATIVE TRANSACTIONS

During the six months ended August 31, 2013, Diversified Stock Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

At August 31, 2013, Diversified Stock Portfolio had futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at August 31, 2013	Unrealized losses
9-20-2013	687 Long	MSCI EAFE Index	$58,109,895	$(880,635)
9-20-2013	182 Long	Russell 2000 Index	18,383,820	(416,942)
9-20-2013	262 Long	S&P 500 E-Mini Index	21,370,030	(474,019)
9-20-2013	150 Long	S&P Midcap 400 Index	17,743,500	(525,602)

Diversified Stock Portfolio had an average notional amount of $177,475,847 in long futures contracts during the six months ended August 31, 2013. As of August 31, 2013, Diversified Stock Portfolio had segregated $6,518,900 as cash collateral for open futures contracts.

The payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statements of Operations.

For certain types of derivative transactions, the Diversified Stock Portfolio has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) with approved counterparties. The ISDA Master Agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Diversified Stock Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded. Cash collateral that has been pledged to cover obligations of the Diversified Stock Portfolio under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between the Portfolio and the applicable counterparty.

As of August 31, 2013, the Diversified Stock Portfolio has transactions subject to an enforceable master netting agreements. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Description	Gross amounts of liabilities in the Statements of Assets and Liabilities	Collateral	Net amount (not less than $0)
Futures – variation margin	$1,225,690	$6,518,900	$0

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	119

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

120	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available without charge on the website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	121

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 131 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

122	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013. Vice President and Assistant General Counsel of Wells Fargo Bank, N.A. from 1996 to 2013. Vice President and Assistant General Counsel of Wells Fargo Bank, N.A. since 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	123

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund, Wells Fargo Advantage Dow Jones Target 2055 Fund, Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio, Wells Fargo Advantage Short-Term Investment Portfolio

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Wells Fargo Funds Trust (“Funds Trust”) and Wells Fargo Master Trust (“Master Trust”) (collectively, the “Trusts”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trusts’ investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Funds Trust Board reviewed an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for each of the Wells Fargo Advantage Dow Jones Target Today Fund, the Wells Fargo Advantage Dow Jones Target 2010 Fund, the Wells Fargo Advantage Dow Jones Target 2015 Fund, the Wells Fargo Advantage Dow Jones Target 2020 Fund, the Wells Fargo Advantage Dow Jones Target 2025 Fund, the Wells Fargo Advantage Dow Jones Target 2030 Fund, the Wells Fargo Advantage Dow Jones Target 2035 Fund, the Wells Fargo Advantage Dow Jones Target 2040 Fund, the Wells Fargo Advantage Dow Jones Target 2045 Fund, the Wells Fargo Advantage Dow Jones Target 2050 Fund, and the Wells Fargo Advantage Dow Jones Target 2055 Fund (individually, the “Target [Date] Fund” and collectively, the “Target Date Funds”). The Master Trust Board reviewed an investment advisory agreement with Funds Management for each of the Wells Fargo Advantage Diversified Fixed Income Portfolio, the Wells Fargo Advantage Diversified Stock Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio (the “Master Portfolios”). The Target Date Funds and the Master Portfolios are collectively referred to as the “Funds.”

The Funds Trust Board also reviewed an investment sub-advisory agreement with Global Index Advisors, Inc. (“GIA”) for the Target Date Funds. The Master Trust Board also reviewed: an investment sub-advisory agreement with (i) SSgA Funds Management, Inc. (“SSgA”) for the Wells Fargo Advantage Diversified Fixed Income Portfolio and the Wells Fargo Advantage Diversified Stock Portfolio; and (ii) Wells Capital Management Incorporated (“WellsCap”) for the Wells Fargo Advantage Short-Term Investment Portfolio. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with WellsCap, GIA, and SSgA (collectively, the “Sub-Advisers”) are collectively referred to as the “Advisory Agreements.”

The Target Date Funds are gateway blended funds that invest all of their assets in the Master Portfolios.

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Boards in the discharge of their duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Boards, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Boards reviewed reports of Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

124	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

After their deliberations, the Boards unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Funds and their shareholders, and that the compensation payable to Funds Management and the Sub-Advisers is reasonable. The Boards considered the continuation of the Advisory Agreements for the Funds as part of their consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in reaching their determinations.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Boards evaluated the ability of Funds Management and the Sub-Advisers, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the administrative and other services provided to the Funds by Funds Management and its affiliates and Funds Management’s oversight of the Funds’ various service providers.

Fund performance and expenses

The Boards considered the performance results for each of the Funds over various time periods ended December 31, 2012. The Boards also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Funds (each, a “Universe”), and in comparison to each Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Boards received a description of the methodology used by Lipper to select the mutual funds in the performance Universe.

The Funds Trust Board noted that the performance of the Target Date Funds (Administrator Class) was higher than or in range of the median performance of each Target Date Fund’s respective Universe for all periods under review, except for the one-year period for each Target Date Fund and the three-year period for the Target Today Fund, the Target 2010 Fund, the Target 2015 Fund, the Target 2020 Fund and the Target 2025 Fund.

The Funds Trust Board also noted that the performance of the Target Date Funds was higher than or in range of each Target Date Fund’s respective benchmark index for all periods under review, except for: the one- and three-year periods for each Target Date Fund; the five-year period for the Target Today Fund, the Target 2010 Fund, the Target 2015 Fund, the Target 2020 Fund, and the Target 2030 Fund; and the ten-year period for the Target Today Fund, the Target 2010 Fund, the Target 2020 Fund and the Target 2030 Fund. The benchmark index for each Target Date Fund is the Dow Jones Global Target [Date] Index corresponding to the date in the name of the relevant Target Date Fund.

The Funds Trust Board noted that the underperformance of the Target Date Funds relative to the respective Universe and benchmark for the periods noted above warranted further discussion. As part of its further review, the Funds Trust Board received information concerning, and discussed factors contributing to, the underperformance for those periods. Funds Management advised the Funds Trust Board that the nearer-dated Target Date Funds have some of the more conservative glidepaths in the industry, and as a result had a lower allocation to equities compared to funds in each respective Target Date Fund’s Universe. Thus, the Funds Trust Board was advised that underperformance of the nearer-dated Target Date Funds relative to their respective Universes was to be expected during periods in which the equity markets posted strong gains. The Funds Trust Board also noted that the Lipper classification for the Target Today Fund was changed, resulting in a change in the Target Today Fund’s Universe. The Funds Trust Board noted that the Target Date Funds’ underperformance relative to their benchmarks was largely attributable to fees charged to the Target Date Funds (which are not charged to a benchmark index).

The Master Trust Board took note of the performance of the Master Portfolios. The Master Trust Board noted that the performance of the Diversified Stock Portfolio was higher than or in range of the median performance of its Universe and the benchmark, the Dow Jones CMAC, for all periods under review.

The Master Trust Board noted that the performance of the Diversified Fixed Income Portfolio was lower than the median performance of its Universe and the benchmark, the Dow Jones Bond CMAC, for all periods under review. The Master

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	125

Trust Board was apprised that the underperformance of the Diversified Fixed Income Portfolio relative to its Universe and benchmark was largely attributable to fees, sector allocation and the narrow performance range of the Universe.

The Master Trust Board also noted that the performance of the Short-Term Investment Portfolio was lower than the median performance of its Universe and benchmark, the Barclays U.S. T-Bill 1-3 Month Index, for all periods under review. The Master Trust Board was apprised that the underperformance of the Short-Term Investment Portfolio relative to its Universe and benchmark was largely attributable to fees and the fact that it is managed using a money market strategy which is different than the ultra-short bond funds in its Universe.

The Funds Trust Board received and considered information regarding the Target Date Funds’ net operating expense ratios and their various components, including actual management fees assessed at both the Target Date Fund level and the Master Portfolio level (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Funds Trust Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to each Target Date Fund (the “Groups”). The Funds Trust Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Funds Trust Board noted that the net operating expense ratios of each Target Date Fund were in range of or lower than the median net operating expense ratios of each Target Date Fund’s respective expense Groups. The Funds Trust Board further noted that in August 2012 Funds Management had agreed to operating expense cap reductions with respect to each Target Date Fund’s Administrator Class and Class R6 shares, as well as operating expense cap reductions for the Class A shares of the Target Today Fund, the Target 2010 Fund, the Target 2020 Fund, the Target 2030 Fund and the Target 2040 Fund, and operating expense cap reductions for the Investor Class shares of the Target 2010 Fund and the Target 2015 Fund.

With respect to the Master Portfolios, the Master Trust Board reviewed the fee rates that are payable to Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to an expense Group.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Boards reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and, with respect to the Target Date Funds, on a combined basis with each Target Date Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Funds Trust Board considered that the administration fees include transfer agency costs. The Boards also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Funds Trust Board was a comparison of the Management Rates of each Target Date Fund, which do not include the advisory fees paid at the Master Portfolio level, with those of other funds in the expense Groups at a common asset level. The Funds Trust Board noted that the Management Rates of each Target Date Fund were in range of or lower than the median rate for the Target Date Fund’s respective expense Groups for all classes.

The Master Trust Board reviewed a comparison of the Advisory Agreement Rates of each Master Portfolio with those of other funds in each Master Portfolio’s respective expense Group at a common asset level. The Master Trust Board noted that the Advisory Agreement Rates of each Master Portfolio were in range of or lower than the median rate for the Master Portfolio’s respective expense Group.

The Boards also received and considered information about the portions of the total advisory fees that were retained by Funds Management after payment of the fees to the Sub-Advisors for sub-advisory services. With respect to the Target Date Funds, the Wells Fargo Advantage Diversified Fixed Income Portfolio and the Wells Fargo Advantage Diversified Stock Portfolio, the Boards considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Lipper to be similar to the respective Fund. In assessing the reasonableness of these amounts, the Boards received and evaluated extensive information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisors, and about Funds Management’s on-going oversight services. With respect to WellsCap, in recognition of the

126	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to each Target Date Fund through affiliated entities, the Funds Trust Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and WellsCap. With respect to GIA and SSgA, the Boards considered that the Sub-Advisory Agreement Rates paid to GIA and SSgA had been negotiated by Funds Management on an arm’s-length basis.

The Boards also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Boards received and considered an analysis of the profitability of Funds Management, as well as an analysis of the profitability of Wells Fargo as a whole, from providing services to the Funds. Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Funds and the fund family as a whole. Among other things, the Boards noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on their review, the Boards did not deem the profits reported by Funds Management to be at a level that would prevent them from approving the continuation of the Advisory Agreements. The Master Trust Board also received separate profitability information with respect to SSgA, which is not affiliated with Funds Management. The Master Trust Board did not deem the profits reported by SSgA to be at a level that would prevent it from approving the continuation of the sub-advisory agreement.

The Master Trust Board did not consider separate profitability information with respect to WellsCap, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management. The Funds Trust Board did not consider profitability with respect to GIA to be a significant factor in its analysis, as the sub-advisory fees paid to GIA had been negotiated by Funds Management on an arm’s-length basis.

Economies of scale

With respect to possible economies of scale, the Boards reviewed the breakpoints in each Fund’s advisory fee and administration fee structure (except Short-Term Investment Portfolio), which operate generally to reduce the Funds’ expense ratios as the Funds grow in size. They considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Boards also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Funds. The Boards acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Boards concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Funds.

Other benefits to Funds Management and the Sub-Adviser

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including WellsCap, and GIA and SSgA as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and each Sub-Adviser’s business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including WellsCap, or GIA or SSgA, or to operate other products and services that follow investment strategies similar to those of the Funds).

The Boards considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Funds and receives certain compensation for those services. The Boards noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Boards also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Funds.

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	127

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Funds Management and its affiliates, including WellsCap, or GIA or SSgA were unreasonable.

Conclusion

After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

128	Wells Fargo Advantage Dow Jones Target Date Funds	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

219227 10-13 SOFLD/SAR101 08-13

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

The Portfolio of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	October 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	October 28, 2013

By:

/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	October 28, 2013